PROSPECTUS

ICON U.S. DIVERSIFIED FUNDS

JANUARY 23, 2012

AS SUPPLEMENTED AUGUST 10, 2012

	CLASS A	CLASS C	CLASS S

ICON BOND FUND	IOBAX	IOBCX	IOBZX

ICON EQUITY INCOME FUND	IEQAX	IOECX	IOEZX

ICON FUND (Formerly, ICON Core Equity Fund)	ICNAX	ICNCX	ICNZX

ICON LONG/SHORT FUND	ISTAX	IOLCX	IOLZX

ICON RISK-MANAGED EQUITY FUND	IOCAX	IOCCX	IOCZX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds’ shares or determined whether the information in this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

1-800-764-0442    •     www.iconfunds.com

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442    •    www.iconfunds.com

FUND SUMMARIES

ICON BOND FUND

Investment Objective/Goals

Seeks maximum total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.

Class A*,4

Class C

Class S**

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)[3]

4.75%

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)[3]

1.00%

0.85%

None

Redemption Fee ($15 fee applicable for wire redemptions only)

None

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees

0.60%

0.60%

0.60%

Distribution and/or Service (12b-1) Fees

0.25%

0.85%

None

Other Expenses

4.98%

0.71%

0.54%

  Expense
Recoupments[2]

-

-

0.04%

Total Annual Fund Operating Expenses

5.83%

2.16%

1.18%

  Expense
Reimbursements[2]

(4.82)%

(0.56)%

(0.43)%

Total Annual Fund Operating Expenses[1]

1.01%

1.60%

0.75%

*
Effective with this Prospectus, Class I is being merged with and into Class A.

**
Effective with this Prospectus, Class Z is being renamed Class S.

[1]
  ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual

2

FUND SUMMARIES — BOND FUND

rate for Class A of 1.00%, an annual rate for Class C of 1.60%, and an annual rate of 0.75% for Class S. This expense limitation agreement may be terminated at any time after
January 31, 2013 for Class A and January 31, 2021 for Class C and Class S upon 30 days written notice of termination to the Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any expenses waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

[2]
  During the year-ended September 30, 2011, ICON Advisers waived $4,226 and recouped $404 of Class S expenses. At September 30, 2011, Class S was recouping expenses.

[3]
  The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.

[4]
  The information presented is as of September 30, 2011 (the Fund’s fiscal year end) for Class A before the share class merger.

Example

This example is
intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

Class A*

$
668

$
1,718

$
2,845

$
5,580

Class C

$
248

$
505

$
871

$
1,977

Class S

$
77

$
240

$
417

$
994

You would pay the following expenses if you did not redeem your Class C shares:

1 Year

3 Years

5 Years

10 Years

Class C

$
163

$
505

$
871

$
1,977

*
The information presented is as of September 30, 2011 (the Fund’s fiscal year end) for Class A before the share class merger.

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the

FUND SUMMARIES — BOND FUND

3

example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.13% of the average value of the portfolio.

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities
ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a broad range of U.S. dollar-denominated bonds. These include corporate bonds, notes and debentures, as well as U.S. government and agency securities. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. The Fund generally invests in investment-grade securities, although the Fund may invest up to 25% of its assets in lower-rated securities. There is no limit on the Fund’s average maturity or on the maturity of any individual issues in the Fund.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund.
The main risks of investing in this Fund are:

Interest Rate Risk.  Bond prices tend to move inversely with changes in interest rates.
For example, when interest rates rise, bond prices generally fall. Securities with longer maturities are more sensitive to changes in interest rates. Performance could also be affected if unexpected interest rate trends cause the Fund’s mortgage or asset-backed securities to be paid off substantially earlier or later than expected. Slower payoffs effectively increase maturity, also heightening interest rate risk. When interest rates fall, many mortgages are refinanced and mortgage-backed securities may be repaid early. As a result, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

Credit Risk.  The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a bond can cause a bond’s price to fall, potentially affecting the Fund’s share price.

Changes in Debt Ratings.  If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

High Yield Risk.  The Fund may invest in high yield securities (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These

4

FUND SUMMARIES — BOND FUND

securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investment in less liquid securities may reduce the Fund’s returns because it may be unable to sell the less liquid security at an advantageous time or price.

Call Risk.  Some debt securities allow the issuer to repay the obligation early; these are referred to as “callable securities.” Issuers will often repay the obligation underlying a callable security when interest rates are low. To the extent that the Fund holds callable securities and the issuer repays the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at current yields, which will likely be lower than those paid by the callable security that was paid off.

Government Agency Securities Risk.  Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the
U.S. Treasury. Government National Mortgage Association (“Ginnie Mae”) is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veteran Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S.
government and include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. government. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. government.

Market Risk.  The Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, liquidity conditions, and credit quality of such sectors. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

FUND SUMMARIES — BOND FUND

5

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class C Shares

Best Quarter: Q2 2009 6.49%        Worst Quarter: Q3 2008 -4.16%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.

6

FUND SUMMARIES — BOND FUND

Average Annual Total Returns

for the Periods ended 12/31/11

Inception Date

1 Year

5 Years

Since Inception

  ICON Bond
Fund Class C

10/21/2002

Return Before Taxes

1.18%

4.66%

4.51%

  Return After Taxes on
Distributions

-0.40%

3.11%

3.06%

  Return After Taxes on Distributions and Sale of
Fund Shares

1.11%

3.12%

3.03%

  Barclays Capital U.S. Universal Index Excluding
Mortgage-Backed Securities (ex-MBS) (reflects no deduction for fees, expenses, or taxes)

7.86%

6.22%

6.08%

  ICON Bond
Fund Class A*

9/30/2010

-2.28%

N/A

-2.67%

  Barclays Capital U.S. Universal Index
(ex-MBS) (reflects no deduction for fees, expenses, or taxes)

7.86%

N/A

4.93%

  ICON Bond
Fund Class S

5/6/2004

2.89%

5.53%

4.89%

  Barclays Capital U.S. Universal Index
(ex-MBS) (reflects no deduction for fees, expenses, or taxes)

7.86%

6.22%

5.81%

*
Class I merged with and into Class A effective January 23, 2012. The information presented in the table is that of Class A before the merger.

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and
Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Mr. Zach Jonson, Investment Committee member, is the Portfolio Manager and has managed the Fund since January 2011.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for
Automatic Investment Plan).

FUND SUMMARIES — BOND FUND

7

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON
Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to distribute any net investment income on a monthly basis and to distribute any net capital gain annually. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

8

FUND SUMMARIES — BOND FUND

ICON EQUITY INCOME FUND

Investment Objective/Goals

Seeks modest capital appreciation and income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.

Class A*,4

Class C

Class S**

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)[3]

5.75%

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)[3]

1.00%

1.00%

None

Redemption Fee ($15 fee applicable for wire redemptions only)

None

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees

0.75%

0.75%

0.75%

Distribution and/or Service (12b-1) Fees

0.25%

1.00%

None

Other Expenses

0.91%

0.78%

2.84%

  Expense
Recoupments[2]

-

-

0.40%

Total Annual Fund Operating Expenses

1.91%

2.53%

3.99%

  Expense
Reimbursements[2]

(0.46)%

(0.33)%

(2.79)%

Total Annual Fund Operating Expenses[1]

1.45%

2.20%

1.20%

*
Effective with this prospectus, Class I is being merged with and into Class A.

**
Effective with this prospectus, Class Z is being renamed Class S.

[1]

ICON Advisers has contractually agreed
to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.45%, an annual rate for Class C of 2.20%, and an annual rate of 1.20% for Class S. This expense limitation may be terminated at any time after

FUND SUMMARIES — EQUITY INCOME FUND

9

January 31, 2021 upon 30 days’ written notice of termination to the Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

[2]
  During the year-ended September 30, 2011, ICON Advisers waived $3,616 and recouped $522 of Class S expenses. At September 30, 2011 Class S was recouping expenses.

[3]
  The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.

[4]
  The information presented is as of September 30, 2011 (the Fund’s fiscal year end) for Class A before the share class merger.

Example

This example is
intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

Class A*

$
808

$
1,007

$
1,321

$
2,270

Class C

$
323

$
688

$
1,179

$
2,575

Class S

$
122

$
381

$
660

$
1,845

You would pay the following expenses if you did not redeem your Class C shares:

1 Year

3 Years

5 Years

10 Years

Class C

$
223

$
688

$
1,179

$
2,575

*
The information presented is as of September 30, 2011 (the Fund’s fiscal year end) for Class A before the share class merger.

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142.75% of the average value of the portfolio.

10

FUND SUMMARIES — EQUITY INCOME FUND

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities
ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization, including convertible and preferred securities, and in securities issued by dividend-paying companies. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. The Fund generally invests in U.S. government agencies or government sponsored enterprises and investment-grade securities, although the Fund may invest up to 25% of its total assets in lower-rated securities.

Principal Investment Risks

Like all investments in
securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Credit Risk.  The Fund could
lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a convertible security can cause a convertible security’s price to fall, potentially lowering the Fund’s share price.

Changes in Debt
Ratings.  If a rating agency gives a convertible security a lower rating, the value of the security may decline because investors will demand a higher rate of return.

Interest Rate Risk.  Prices of convertible securities tend to move inversely with changes in interest rates. For example, when interest rates rise, prices of convertible securities generally fall.
Securities with longer maturities tend to be more sensitive to changes in interest rates. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed-rate corporate bond.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Government Agency Securities Risk.  Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the

FUND SUMMARIES — EQUITY INCOME FUND

11

U.S. Treasury. Government National Mortgage Association (“Ginnie Mae”) is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veteran Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. government. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. government.

Foreign Investment Risk.  Up to 20% of
the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

12

FUND SUMMARIES — EQUITY INCOME FUND

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class C Shares

Best Quarter: Q3 2009 19.84%        Worst Quarter: Q4 2008 -22.79%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.

FUND SUMMARIES — EQUITY INCOME FUND

13

Average Annual Total Returns

for the Periods ended 12/31/11

Inception Date

1 Year

5 Years

Since Inception

  ICON Equity Income
Fund Class C

11/8/2002

Return Before Taxes

-3.80%

-1.43%

5.07%

  Return After Taxes on
Distributions

-4.41%

-2.42%

4.17%

  Return After Taxes on Distributions and Sale of
Fund Shares

-2.25%

-1.51%

4.22%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

0.11%

6.35%

  ICON Equity Income
Fund Class A*

5/31/2006

-7.72%

-1.87%

-0.52%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

0.11%

2.16%

  ICON Equity Income
Fund Class S

5/10/2004

-1.87%

-0.43%

3.71%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

0.11%

4.44%

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and
Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*
Class I merged with and into Class A effective January 23, 2012. The information presented in the table is that of Class A before the merger.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Mr. Derek Rollingson, senior Investment Committee member, is the Portfolio Manager. Mr. Rollingson has managed the Fund since October 2002.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

14

FUND SUMMARIES — EQUITY INCOME FUND

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON
Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to distribute net investment income, if any, quarterly, and to distribute any net capital gain annually. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

FUND SUMMARIES — EQUITY INCOME FUND

15

ICON FUND

(Formerly, ICON Core Equity Fund)

Investment Objective/Goals

Seeks capital appreciation, with a secondary objective of capital preservation to provide long-term growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.

Class A*,3

Class C

Class S**

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)[2]

5.75%

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)[2]

1.00%

1.00%

None

Redemption Fee ($15 fee applicable for wire redemptions only)

None

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees

0.75%

0.75%

0.75%

Distribution and/or Service (12b-1) Fees

0.25%

1.00%

None

Other Expenses

1.52%

0.52%

1.77%

Total Annual Fund Operating Expenses

2.52%

2.27%

2.52%

Expense Reimbursements

(1.02)%

(0.02)%

(1.27)%

Total Annual Fund Operating Expenses[1,4]

1.50%

2.25%

1.25%

*
Effective with this Prospectus, Class I is being merged with and into Class A.

**
Effective with this Prospectus, Class Z is being renamed to Class S.

[1]

Effective January 23, 2012, ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.50%, an annual rate for Class C of

16

FUND SUMMARIES — ICON FUND

2.25%, and an annual rate of 1.25% for Class S. This expense limitation agreement may be terminated at any time after January 31, 2013 upon 30 days written notice of termination to the
Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any expenses waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

[2]
  The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.

[3]
  The information presented is as of September 30, 2011 (the Fund’s fiscal year end) for Class A before the share class merger.

[4]
Restated from the most recent fiscal year end to reflect the current expense limitation agreement.

Example

This example is intended to help you compare the
cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

Class A*

$
813

$
1,223

$
1,752

$
3,194

Class C*

$
328

$
707

$
1,213

$
2,603

Class S*

$
127

$
663

$
1,226

$
2,760

You would pay the following expenses if you did not redeem your Class C shares:

1 Year

3 Years

5 Years

10 Years

Class C*

$
228

$
707

$
1,213

$
2,603

*
The information presented is as of September 30, 2011 (the Fund’s fiscal year end) amended to reflect the current expense limitation agreement and for Class A before the share class merger.

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.93% of the average value of the portfolio.

FUND SUMMARIES — ICON FUND

17

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities
ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in the U.S. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund.
The main risks of investing in this Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Foreign Investment Risk.  Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

18

FUND SUMMARIES — ICON FUND

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class C Shares

Best Quarter: Q2 2003 20.57%        Worst Quarter: Q4 2008 -29.35%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.

FUND SUMMARIES — ICON FUND

19

Average Annual Total Returns

for the Periods ended 12/31/11

Inception Date

1 Year

5 Years

10 Years

Since Inception

  ICON Fund (Formerly, ICON Core Equity Fund)
Class C

11/28/2000

Return Before Taxes

-5.20%

-6.64%

-0.62%

0.80%

  Return After Taxes on
Distributions

-5.20%

-7.07%

-1.02%

0.35%

  Return After Taxes on Distributions and Sale of
Fund Shares

-3.38%

-5.57%

-0.51%

0.65%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

0.11%

3.40%

1.98%

ICON Fund Class A*

5/31/2006

-9.84%

-7.88%

N/A

-6.94%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

0.11%

N/A

2.16%

ICON Fund Class S

5/6/2004

-4.38%

-6.26%

N/A

0.08%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

0.11%

N/A

4.07%

*
Class I merged with and into Class A effective January 23, 2012. The information presented in the table is that of Class A before the merger.

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and
Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Dr. Craig Callahan, Founder, President and Chairman of the Investment Committee, is the Portfolio Manager and has managed the Fund since January 2011.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

20

FUND SUMMARIES — ICON FUND

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON
Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to distribute net investment income and net capital gain, if any, on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

FUND SUMMARIES — ICON FUND

21

ICON LONG/SHORT FUND

Investment Objective/Goals

Seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.

Class A*,4

Class C

Class S**

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)[3]

5.75%

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)[3]

1.00%

1.00%

None

Redemption Fee ($15 fee applicable for wire redemptions only)

None

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees

0.85%

0.85%

0.85%

Distribution and/or Service (12b-1) Fees

0.25%

1.00%

None

Other Expenses

2.13%

1.29%

6.11%

  Expense
Recoupments[2]

-

-

0.80%

Total Annual Fund Operating Expenses

3.23%

3.14%

7.76%

  Expense
Reimbursements[2]

(1.32)%

(0.44)%

(6.11)%

Total Annual Fund Operating Expenses[1]

1.91%

2.70%

1.65%

*
Effective with this Prospectus, Class I is being merged with and into Class A.

**
Effective with this Prospectus, Class Z is being renamed to Class S.

[1]

ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage, dividends on short sales and extraordinary expenses) to an annual rate for Class A of 1.55%, an annual rate for Class C of 2.30%, and an annual rate of 1.25% for Class S. This expense limitation may be

22

FUND SUMMARIES — LONG/SHORT FUND

terminated at any time after January 31, 2021 upon 30 days’ written notice of termination to the Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the
Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

[2]
  During the year-ended September 30, 2011, ICON Advisers waived $3,881 and recouped $509 of Class S expenses. At September 30, 2011, Class S was recouping expenses.

[3]
  The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.

[4]
  The information presented is as of September 30, 2011 (the Fund’s fiscal year end) for Class A before the share class merger.

Example

This example is
intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

Class A*

$
852

$
1,140

$
1,546

$
2,841

Class C

$
373

$
838

$
1,429

$
3,085

Class S

$
168

$
520

$
896

$
2,757

You would pay the following expenses if you did not redeem your Class C shares.

1 Year

3 Years

5 Years

10 Years

Class C

$
273

$
838

$
1,429

$
3,085

*
The information presented is as of September 30, 2011 (the Fund’s fiscal year rend) for Class A before the share class merger.

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.28% of the average value of the portfolio.

FUND SUMMARIES — LONG/SHORT FUND

23

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities
ICON believes are underpriced relative to value. It normally invests in equity securities of companies of any market capitalization and traded in U.S. markets. The Fund will generally take long positions in equity securities identified as undervalued and take short positions in equity securities identified as overvalued. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Each long or short position will be determined by considering the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Short Sale Risk.  If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Segregated Account Risk.  Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund’s assets could affect its portfolio management.

Small and Mid-Size
Company Risk.  The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Foreign Investment Risk.  Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less

24

FUND SUMMARIES — LONG/SHORT FUND

efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.
Foreign stock markets may also be less liquid than U.S. stock markets.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History

The
following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class C Shares

Best Quarter: Q2 2003 24.04%        Worst Quarter: Q4 2008 -20.17%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.

FUND SUMMARIES — LONG/SHORT FUND

25

Average Annual Total Returns

for the Periods ended 12/31/11

Inception Date

1 Year

5 Years

Since Inception

  ICON Long/Short
Fund Class C

10/17/2002

Return Before Taxes

-0.50%

-5.48%

2.86%

  Return After Taxes on
Distributions

-0.50%

-5.72%

2.56%

  Return After Taxes on Distributions and Sale of
Fund Shares

-0.32%

-4.59%

2.44%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

0.11%

6.51%

  ICON Long/Short
Fund Class A*

5/31/2006

-4.62%

-5.91%

-4.86%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

0.11%

2.16%

  ICON Long/Short
Fund Class S

5/6/2004

1.51%

-4.59%

0.74%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

0.11%

4.07%

*
Class I merged with and into Class A effective January 23, 2012. The information presented in the table is that of Class A before the merger.

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and
Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Dr. Craig Callahan, Founder, President and Chairman of the Investment Committee, is the Portfolio Manager and has managed the Fund since January 2011.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

26

FUND SUMMARIES — LONG/SHORT FUND

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON
Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to distribute net investment income and net capital gains, if any, annually. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

FUND SUMMARIES — LONG/SHORT FUND

27

ICON RISK-MANAGED EQUITY FUND

Investment Objective/Goals

Seeks modest capital appreciation and to maximize realized gains.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 51 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 59 of the Fund’s statement of additional information.

Class A*,4

Class C

Class S**

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)[3]

5.75%

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)[3]

1.00%

1.00%

None

Redemption Fee ($15 fee applicable for wire redemptions only)

None

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees

0.75%

0.75%

0.75%

Distribution and/or Service (12b-1) Fees

0.25%

1.00%

None

Other Expenses

1.08%

1.20%

5.63%

  Expense
Recoupments[2]

-

-

0.84%

Total Annual Fund Operating Expenses

2.08%

2.95%

7.22%

  Expense
Reimbursements[2]

(0.60)%

(0.72)%

(5.99)%

Total Annual Fund Operating Expenses[1]

1.48%

2.23%

1.23%

*
Effective with this Prospectus, Class I is being merged with and into Class A.

**
Effective with this Prospectus, Class Z is being renamed Class S.

[1]

ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.45%, an annual rate for Class C of 2.20%, and an annual rate of 1.20% for Class S. This expense limitation may be terminated at any time after

28

FUND SUMMARIES — RISK-MANAGED EQUITY FUND

January 31, 2021 upon 30 days’ written notice of termination to the Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

[2]
  During the year-ended September 30, 2011, ICON Advisers waived $3,771 and recouped $530 of Class S expenses and waived $52,800. At September 30, 2011,
Class S was recouping expenses.

[3]
  The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.

[4]
  The information presented is as of September 30, 2011 (the Fund’s fiscal year end) for Class A before the share class merger.

Example

This example is
intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

Class A*

$
811

$
1,016

$
1,336

$
2,320

Class C

$
326

$
697

$
1,194

$
2,655

Class S

$
125

$
390

$
675

$
2,308

You would pay the following expenses if you did not redeem your Class C shares:

1 Year

3 Years

5 Years

10 Years

Class C

$
226

$
697

$
1,194

$
2,655

*
The information presented is as of September 30, 2011 (the Fund’s fiscal year end) for Class A before the share class merger.

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.61% of the average value of its whole portfolio.

FUND SUMMARIES — RISK-MANAGED EQUITY FUND

29

Principal Investment Strategies. The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It seeks modest capital appreciation by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in U.S. markets, including common stocks and preferred stocks of any market capitalization. To manage the risk of holding equity securities, the Fund may write call options or purchase puts on the securities in the portfolio or indexes. The Fund may also purchase exchange traded funds and other derivatives.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Correlation Risk.  The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the performance of the
Fund’s equity portfolio does not correlate to that of the index underlying its option positions.

Options Risk.  Investments in
call options involve certain risks. These risks include:

•

Limited Gains.  By selling a call option, the Fund may forego the opportunity to benefit from an increase in price of the underlying stock or index above the exercise price, but continue to bear the risk of a decline in the value of the underlying stock or index. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock or exposure to the underlying index upon exercise of the option could be substantially below its prevailing market price.

•

Lack of Liquidity for the Option.  A liquid market may not exist for the option. If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

•

Lack of Liquidity for the Security.  The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund may generally hold the stocks or exposure to the index underlying the option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities. This risk is less likely to be prevalent on options that are written on an index.

Tax Consequences.  The sale of call options generates
premiums. These premiums typically will result in short-term capital gains to the Fund for

30

FUND SUMMARIES — RISK-MANAGED EQUITY FUND

federal and state income tax purposes. Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, the majority, if not all, of the gains from the sale of the underlying security will be short-term capital gains. Short-term capital gains are usually taxable as ordinary income when distributed to shareholders. Because the Fund does not have control over the exercise of the call options it writes, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions or reorganizations), may force it to realize capital gains or losses at inopportune times. The Fund intends to make quarterly distributions of income (versus capital gains), if any.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies, which may involve greater risk of loss and price fluctuation than larger and more established companies. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Foreign Investment Risk.  Up to 20%
of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

FUND SUMMARIES — RISK-MANAGED EQUITY FUND

31

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class C Shares

Best Quarter: Q2 2003 16.87%        Worst Quarter: Q1 2009 -15.37%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.

32

FUND SUMMARIES — RISK-MANAGED EQUITY FUND

Average Annual Total Returns

for the Periods ended 12/31/11

Inception Date

1 Year

5 Years

Since Inception

  ICON Risk-Managed Equity Fund
Class C

11/21/2002

Return Before Taxes

-3.63%

-1.00%

3.30%

  Return After Taxes on
Distributions

-3.65%

-2.14%

2.22%

  Return After Taxes on Distributions and Sale of
Fund Shares

-2.33%

-1.42%

2.31%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

0.11%

5.87%

  ICON Risk-Managed Equity Fund
Class A*

5/31/2006

-7.63%

-1.40%

-0.39%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

0.11%

2.16%

  ICON Risk-Managed Equity Fund
Class S

5/6/2004

-1.69%

0.00%

2.31%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

0.11%

4.07%

*
Class I merged with and into Class A effective January 23, 2012. The information presented in the table is that of Class A before the merger.

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and
Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Managers:  Robert Straus and Craig Callahan are the Co-Portfolio Managers of the Fund. Mr. Straus has managed the Fund since October 2002 and Dr. Callahan became Co-Portfolio Manager in
August 2012.

FUND SUMMARIES — RISK-MANAGED EQUITY FUND

33

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

You may purchase or redeem shares
of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax
Information:  The Fund intends to distribute net investment income, if any, quarterly, and to distribute any net capital gain annually. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary
Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

34

FUND SUMMARIES — RISK-MANAGED EQUITY FUND

MORE ABOUT FUND SUMMARIES

The Funds’ investment objectives, principal investment strategies, main risks of investing, and fees and expenses are described in each
“Fund Summaries” section of the Prospectus. Additional information about the Funds’ investment strategies and associated risks are described in the “More About Investment Strategies and Risks” section of the Prospectus.

Comparative indexes are shown throughout this Prospectus to provide a basis for viewing a Fund’s historical performance against unmanaged securities market indexes. Each index shown accounts for both change in security price and reinvestment of dividends and distributions (where applicable) but does not reflect the impact of taxes and does not reflect the costs of managing a mutual fund. The Funds’ portfolios may differ significantly in holdings and composition from the indexes. You may not invest directly in these indexes.

•

  The unmanaged Standard & Poor’s Composite 1500 (“S&P Composite 1500”) Index is a broad-based capitalization-weighted index comprising
1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies.

•

  The unmanaged Barclays Capital U.S. Universal Index (ex-MBS) represents the Barclay Capital U.S. Universal Index without including the CMBS Index and the CMBS
High-Yield Index.

Factset Research Systems, Inc. (“Factset”) is the source for the index returns included in this
Prospectus.

MORE ABOUT FUND SUMMARIES

35

MORE ABOUT INVESTMENT
STRATEGIES AND RISKS

Each Fund seeks to achieve its investment objective through its principal investment strategy. The principal investment strategies and risks of each Fund have been described in the Fund Summaries. This section of the Prospectus discusses other investment strategies used by the Funds and describes additional risks associated with an investment in the Funds. The Statement of Additional Information (“SAI”) contains more detailed information about the Funds’ investment policies and risks.

Overall Investment Strategy for the ICON Diversified Funds

ICON Advisers, Inc. (“ICON”), the
Funds’ investment adviser, uses a disciplined, objective, non-emotional methodology to identify industries and sectors that our methodology suggests are underpriced relative to our calculation of intrinsic value. Our combination of industry rotation and bottom-up valuation of equity investments distinguishes us from other investment managers.

The ICON valuation methodology is rooted in the
fundamentals of finance. Earnings, future earnings growth, risk as measured by beta, and opportunity costs as determined by bond yields help us calculate the intrinsic value of a company. We rely on the integrity of the financial statements released to the market as a part of our analysis.

We use these fundamentals to analyze hundreds of companies included in approximately 150 separate industries, that change over time, and nine basic market sectors as classified by the Standard & Poor’s Global Industry Classification Standard. We then compare our valuation of a security to its current market price to arrive at a
“value-to-price” ratio for each stock, and in turn, develop a value-to-price ratio for each of the industries.

We believe that the market goes
through themes over time. Themes are defined simply: stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value.
We sell industries we believe are overpriced and buy industries we believe are underpriced, as identified by our valuation model, to capture developing industry and sector themes without restrictions on market capitalization.

We compute a value-to-price ratio for the international securities in our database to determine whether industries, sectors and a country’s securities markets are over- or underpriced. As themes in the market change over time, different countries, industries, and sectors may become leaders.

36

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

In addition to identifying industries over- or underpriced relative to the broad market, we generally consider those industries that demonstrate relative strength. At ICON, and in general, relative strength is a measure of the performance of an industry in relation to the performance of the broader market over a specified period of time.

Multi-Cap Approach

Many investment managers characterize
their style as falling into one of six style boxes: by a company’s market capitalization (small-cap, mid-cap, or large-cap) and by style (either value or growth). The ICON Funds are managed using an approach that imposes no limits or restrictions on the market capitalization of its investments. The ICON Funds have the freedom to invest in small-, mid-, and large-size companies because we believe stocks migrate through the grid over time.

Disclosure of Portfolio Holdings

A description of the
Funds’ policies and procedures related to the disclosure of the Funds’ portfolio securities is available at www.iconfunds.com and in the Funds’ SAI.

Other Portfolio Investments and Strategies

Foreign Securities.  While the Funds emphasize
investments in securities traded in the U.S., a Fund may invest up to 20% of its net assets in foreign securities. Foreign securities refer to securities of issuers, wherever organized, whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the United States. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

ADRs.  The Funds may invest in American Depositary Receipts and American Depositary Shares (collectively, “ADRs”). ADRs are receipts representing shares of a foreign corporation held by a
U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR. ADRs are not considered foreign securities for purposes of the 20% limit stated above under foreign securities.

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

37

Fixed-Income Securities.  While the Funds (other than the ICON Bond Fund) generally emphasize investments in equity securities such as common and preferred stocks, they also may invest in investment grade fixed-income securities. Fixed-income securities in which the Funds might invest include bonds, debentures, and other corporate or government obligations.

Convertible Securities.  Convertible securities are bonds, preferred stocks and other securities that pay interest or dividends and are convertible into common stock or their equivalent value at maturity. These securities have the potential to offer both current income and capital appreciation. To pursue current income, the Fund may buy convertible debt instruments that entitle the Fund to receive regular interest payments. Preferred stock entitles the Fund to receive regular dividend payments. Convertible securities may also appreciate in value because, if the underlying common stock increases in value, the holder of the convertible security can exchange it for common stock and benefit from the appreciation in the stock’s value.

Credit
Ratings.  Many convertible securities are assigned credit ratings by agencies such as S&P or Moody’s that evaluate the quality of these securities. Securities with a credit rating of BBB, Baa or higher are generally considered investment grade. Lower rated securities, often called “high yield” securities, are rated BB or Ba or lower at the time of purchase or the unrated equivalent as determined by ICON. Because their issuers may be at an early stage of development or have been unable to repay past debts, these lower rated securities typically must offer higher yields than investment-grade securities to compensate investors for greater credit risk.

Securities That Are Not Readily Marketable.  Each Fund may invest up to 15% of its net assets in securities that are not “readily marketable.” A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount at which it is valued. For example, some securities are not registered under U.S.
securities laws and cannot be sold to the public because of Securities and Exchange Commission (“SEC”) regulations (these are known as “restricted securities”). Under procedures adopted by the Funds’ Board of Trustees
(“Board”), certain restricted securities may be deemed liquid and will not be counted toward the 15% limit.

Investments in illiquid
securities, which may include restricted securities, involve certain risks to the extent that a Fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

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MORE ABOUT INVESTMENT STRATEGIES AND RISKS

Securities of Other Investment Companies.  The Funds may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940. The Funds’ purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

Derivatives.  A Fund may use derivatives to hedge risks inherent in its portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, as a substitute for taking a position in an underlying asset, to reduce transaction costs associated with managing a portfolio, or to implement an investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the Funds may use include futures contracts, forwards contracts, purchasing and/or writing (selling) put and call options on securities, securities indexes, and foreign currencies. The Funds have limits on the use of derivatives and, except for the ICON Risk-Managed Equity Fund, are not required to use them in seeking their investment objective. A small investment in derivatives could have a potentially large impact on a Fund’s performance; certain gains or losses could be amplified, increasing share price movements. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s other investments.

Temporary Defensive
Investments.  In times of unstable or adverse market or economic conditions, up to 100% of a Fund’s assets may be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, foreign time deposits, short-term debt securities, U.S. government securities, or repurchase agreements. A Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions. To the extent a Fund invests defensively in these securities, it might not achieve its investment objective.

Portfolio Turnover.  The Funds do not have any limitations regarding portfolio turnover and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to a Fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rates of the Funds may be higher than other mutual funds with the same investment objectives. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance.

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

39

If a Fund realizes net capital gains when it sells portfolio investments, it generally must distribute those gains out to shareholders, thus increasing their taxable distributions. This may adversely affect the after-tax performance of the Funds for shareholders with taxable accounts.

Securities Lending.  The Funds may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. When a Fund lends its securities, it receives collateral (including cash collateral) at least equal to the amount of securities loaned. The collateral is then invested by our securities lending agent. There are various risks in the process of securities lending. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Funds may experience delays and costs in recovering the securities or gaining access to the collateral. There is the risk that the value of the collateral could decrease below the value of the replacement security by the time the replacement investment is made. There is the risk that the value of the collateral invested may lose money. In short, as a result of securities lending, the Fund may lose money thereby reducing returns and decreasing performance.

More About Risk

These Funds are mutual funds — pooled investments that are professionally managed and provide you the opportunity to participate in financial markets. They strive to meet their stated goals, although as with all mutual funds, they do not offer guaranteed results. As with any mutual fund, there is always the risk that you may lose all or a portion of the money on your investment in a Fund.

An investment in the Funds is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

The Funds’ investments are subject to changes in their value from a number of factors, including:

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Funds may overweight industries within various sectors and may invest up to 25% of a Fund’s total assets in a single industry. The fact that a Fund may overweight a specific industry or industries may cause the
Fund’s performance to be more susceptible to the economic, business or other developments that affect those industries or sectors. This overweighting means a Fund may be less diverse and more volatile than its benchmark.

40

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

Company Risk.  The stocks in the Funds’ portfolios may not perform as expected. Factors that can negatively affect a particular stock’s price include poor earnings reports by the issuer, a restatement of earnings by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Opportunity Risk.  There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of that opportunity are held in other investments.

Risk of Fixed-Income
Investments.  The Funds’ investments in fixed-income securities are subject to interest rate risk and credit risk, including changes in debt ratings.

Interest Rate Risk.  When interest rates change, the value of a Fund’s fixed-income investments will be affected. Debt securities tend to move inversely with changes in interest rates. For example, when interest rates rise, debt security prices generally fall.

Credit Risk.  The value of the debt securities
held by a Fund fluctuates with the credit quality of the issuers of those securities. A Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering the Fund’s share price.

Changes in Debt Ratings.  If a rating agency gives a debt security a lower rating, the value of the security will decline because investors may demand a higher rate of return.

Foreign Investment Risk.  Investments in foreign securities involve different risks than
U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

41

THE FUNDS’ INVESTMENT
MANAGER

Management and Administrative Fees

ICON serves as investment adviser to each Fund and is responsible for selecting the Funds’ investments and handling their day-to-day business. ICON’s corporate offices are located at 5299 DTC Boulevard,
Suite 1200, Greenwood Village, Colorado 80111.

ICON has been registered as an investment adviser since 1991. ICON also serves as investment adviser to mutual fund allocation portfolios invested in the Funds and to separate accounts, including pension and profit-sharing plans, and public retirement systems. As of December 31, 2011, ICON Advisers had $2.0 billion in total assets under management. Assets under management include mutual fund assets of approximately $1.4 billion and assets in mutual fund allocation portfolios and subadvisory relationships of approximately $0.6 billion that invest in and are already included in the ICON Funds’ mutual fund assets. Total assets under management include mutual fund assets, assets in mutual fund allocation portfolios that invest in the ICON Funds, institutional accounts, and separately managed accounts.

The Funds are managed using ICON’s valuation model which was developed by Dr. Craig Callahan. Dr. Callahan has been chair of ICON’s
Investment Committee since 1991 and served as ICON’s Chief Investment Officer until January 2005.

ICON receives a management fee for managing each
Fund’s investments. For the fiscal year ended September 30, 2011, each Fund paid an annual management fee equal to the following percentage of the respective Fund’s average daily net assets:

Bond Fund

0.60%

Core Equity Fund

0.75%

Equity Income Fund

0.75%

Long/Short Fund

0.85%

Risk-Managed Equity Fund

0.75%

ICON also provides administrative services to the Funds. ICON receives an administrative fee from the Funds for these services that is calculated at an average annual rate of 0.05% on the first $1.5 billion of ICON Funds average daily net assets, 0.045% on the next $1.5 billion of such assets, 0.040% on the next $2 billion of such assets and 0.030% on assets over
$5 billion.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement is available in the Funds’
annual report to shareholders for the fiscal year ended September 30, 2011.

42

THE FUNDS’ INVESTMENT MANAGER

As discussed in each Fund Summary, ICON Advisers has contractually agreed to waive expenses for certain funds/classes.
As of September 30, 2011, the following amounts were still available for recoupment by ICON Advisers based on their potential expiration dates:

Fund

2012

2013

2014

ICON Bond Fund*

$
37,716

$
45,987

$
26,738

ICON Equity Income Fund*

$
20,160

$
30,881

$
17,561

ICON Long/Short Fund*

$
27,582

$
56,787

$
37,402

ICON Risk-Managed Equity Fund*

$
19,702

$
35,577

$
22,221

*
As a result of the share class mergers, ICON Advisers will not recoup expenses waived through January 22, 2012 from Class I and Class A going forward. The amounts listed are only of those of Class C and Class S.

Investment Committee Members — Portfolio Managers

ICON’s Investment Committee includes members who are responsible for managing mutual fund assets. Each Fund is team-managed in that individual Portfolio
Managers have responsibility for evaluating their respective sectors and countries and identifying themes and industries within their assigned sectors or countries based on value-to-price ratios and relative strength metrics, the core of the ICON system. However, the day-to-day management of the Fund’s portfolio is system-based and continuously monitored by the Portfolio Manager assigned to the relevant sector, country or Fund. The Portfolio Manager assigned to a Fund has the discretion to invest in and determine the amount of the various sectors within the Fund and the industries and securities within the sector.

The Portfolio
Manager(s) for each Fund are:

Fund

Portfolio Manager

Tenure

ICON Bond Fund

Zach Jonson

Since January 2011

ICON Equity Income Fund

Derek Rollingson

Since October 2002

ICON Fund

Craig Callahan

Since January 2011

ICON Long/Short Fund

Craig Callahan

Since January 2011

ICON Risk-Managed Equity Fund

Robert Straus and Craig Callahan

Since October 2002, August 2012*

*
Dr. Callahan became a Co-Portfolio Manager in August 2012

The ICON
Investment Committee includes the following members:

Craig Callahan is the company Founder, President and Chairman of the Investment Committee.
Mr. Callahan received his doctorate of business administration in finance and statistics from Kent State University in 1979 and a Bachelor of Science degree from Ohio State University in 1973. From 1986 to 2005, he served as ICON’s Chief
Investment Officer.

THE FUNDS’ INVESTMENT MANAGER

43

Scott Callahan is a member of ICON’s Investment Committee. Mr. Callahan joined ICON in 2005 as a Research
Analyst and was promoted to Assistant Portfolio Manager in January 2006. He left ICON in August 2006 to pursue his MBA which he received from New York University’s Leonard N. Stern School of Business in 2008. Mr. Callahan became a
Portfolio Manager in 2008. While pursuing his MBA, Mr. Callahan was an intern for the United Nations Development Programme in its Department of Finance. He previously received a bachelor’s degree in psychology from the University of
Colorado.

Zach Jonson is a member of ICON’s Investment Committee. Mr. Jonson joined ICON in 2003 as a Reconciliation and Performance
Specialist. He became a Research Analyst in 2006 and was promoted to a junior member and subsequently, a member of the Investment Committee as a Portfolio Manager in 2007. Mr. Jonson received a bachelor of arts degree in economics from the
University of Colorado and an MBA from the University of Denver.

Michael “Mick” Kuehn, CFA, is a member of ICON’s Investment Committee.
Mr. Kuehn manages the ICON Asia-Pacific Region Fund and assists Mr. Snyder in the management of the ICON Europe and International Equity Funds. Mr. Kuehn joined ICON in 2006 as a Research Analyst. In 2007, he was promoted to the
Investment Committee and subsequently, in 2008, Mr. Kuehn was promoted to a Portfolio Manager. Mr. Kuehn holds a bachelor’s degree in finance and information technology from the University of Colorado and a MBA from the University of
Denver. Previously, Mr. Kuehn served as a senior business analyst in the investments division for Thrivent Financial (2004-2006) and as a senior associate for Murrayhill Company (2002-2004).

Derek Rollingson is a senior member of ICON’s Investment Committee. Mr. Rollingson joined ICON in 2000 as a junior member of the Investment Committee. In
2003, he was named a senior member of the Investment Committee and a Portfolio Manager. He was previously employed as a research analyst in corporate litigation for Navigant Consulting from 1997 to 2000.

Scott Snyder, CFA, is a senior member of ICON’s Investment Committee. Mr. Snyder joined ICON in 2004 as a Research Analyst. In 2005, he was promoted to the Investment Committee and a Portfolio Manager. Previously, he was employed by FactSet as a portfolio analytics specialist from 2003-2004 and as a senior consultant from 2001-2003. Mr. Snyder received his bachelor of science degree in finance from Arizona State University and his MBA from the University of Denver.

Robert Straus, CFA, CMT, is a senior member of ICON’s Investment Committee and ICON’s Director of Trading. Mr. Straus was previously employed by ICON as its Head Trader from 1996 to 1999 and rejoined ICON in

44

THE FUNDS’ INVESTMENT MANAGER

2001 as a junior member of the Investment Committee. In 2003, he was named a Portfolio Manager and senior member of the Investment Committee. During 2000, Mr. Straus was a partner with
Integral Asset Management LLC and subsequently a senior equity trader with Charles Schwab & Co., Inc. Mr. Straus received a bachelor of arts degree in journalism from NYU and an MBA from the University of Denver.

The SAI provides additional information about the Investment Committee members’ compensation, other accounts managed by the Investment Committee members and their personal ownership in the ICON Funds.

THE FUNDS’ INVESTMENT MANAGER

45

ABOUT YOUR INVESTMENT

YOUR SHARE PRICE

The price you pay for a share of a Fund and the price you receive upon selling, redeeming, or exchanging a share of a Fund is called the net asset value (“NAV”). NAV per share of each share class is calculated by dividing the total net assets of each class by the total number of the class’ shares outstanding. NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4 p.m. Eastern time) on each day that the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are generally valued at 4:15 p.m. Eastern time each day the NYSE is open. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther
King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) or trading is restricted.

Foreign securities may trade in their local markets on days the NYSE is closed. Foreign transactions and changes in the value of the Funds’ securities holdings on such days may affect the value of the Funds’ shares on days when you will not be able to purchase, exchange or redeem shares.

The Funds use
pricing services to determine the market value of the securities in their portfolios. Market value is generally determined on the basis of last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system or on broker quotes. The market value of bonds is determined based on an evaluated price. The market value of options is determined based upon their closing mid-price on the market with the most volume. If market prices are not readily available or are unreliable, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board or pursuant to procedures approved by the Board. These situations may include instances where an event occurs that materially affects the value of a security at a time when the security is not trading or when the securities are illiquid.

Foreign
securities traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Funds’ Board to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions. The valuation assigned to fair valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate

46

YOUR SHARE PRICE

their NAVs. The fair value procedures may not always better represent the price at which a Fund could sell the fair valued security and may not always result in a more accurate NAV.

The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon a Fund’s investment performance. If a
Fund invests in another investment company, the Fund’s net asset value is based in part on the net asset value of the other investment companies in which the Fund invests. The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

Your purchase, exchange, or redemption of Fund shares will be priced at the next NAV calculated after your request is received in good order by the Funds’ transfer agent or other Fund agents.

ICON Distributors, Inc. (the
“Distributor”) may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the NYSE (normally, 4 p.m. Eastern time on each day that the NYSE is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that
Fund’s net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Fund no later than the time specified in such agreement; but, in any event, no later than 9 a.m. Eastern time following the day that such purchase or redemption orders are received by the broker or intermediary.

YOUR SHARE PRICE

47

ABOUT YOUR INVESTMENT

INVESTING IN THE ICON FUNDS

Policy Regarding Excessive Short-Term Trading and Market Timing

While the Funds provide shareholders with daily liquidity, they are intended to be long-term investments and are not designed for investors who engage in short-term trading, market timing or other abusive trading practices. Short-term trading, market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance. In particular, frequent trading of Fund shares may:

•

  Cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing the Fund to miss out on investment opportunities;

•

Force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;

•

  Increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by the Fund as assets move in and out;

•

Dilute the value of Fund shares held by long-term shareholders.

Although ICON will not knowingly permit investors to trade the Funds excessively in a manner to harm fund shareholders, ICON cannot guarantee that it will be able to identify and restrict all abusive trading in the
Funds. ICON has agreements to obtain relevant data for shareholder transactions received through financial intermediaries. Although ICON receives underlying account data, ICON cannot always know or reasonably detect excessive short-term trading through these intermediaries or through the use of omnibus accounts by these intermediaries. In an attempt to minimize harm to the Funds and their shareholders, ICON reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that ICON believes are made on behalf of excessive short-term traders.

The Board has adopted and
ICON has implemented the following tools designed to discourage short-term trading in the Funds:

•

Shareholder trade activity monitoring;

•

Trading guidelines; and

•

Specific use of fair value pricing, including daily fair value for securities outside of the Western Hemisphere.

48

INVESTING IN THE ICON FUNDS

Although these tools are designed to discourage abusive short-term trading, none of these tools alone, nor all of them taken together, eliminates the possibility that abusive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments, which are inherently subjective. ICON seeks to make these judgments to the best of its abilities in a manner it believes is consistent with shareholder interests. For purposes of applying these tools, ICON may consider an investor’s trading history in the Funds, and accounts under common ownership, influence or control. ICON may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

The Board has determined not
to adopt a short-term redemption fee to discourage or address the potential costs of excessive frequent purchases and redemptions. Frequent purchases and redemptions of a Fund’s shares may result in additional costs that are borne by a Fund.
The Board believes the current monitoring and actions taken against abusive short-term trading mitigates additional harm to the Funds.

Trade
Activity Monitoring

ICON and its agents monitor selected trades based on a shareholder’s trading activity and history in an effort to detect abusive short-term trading activities. If as a result of this monitoring ICON believes that a shareholder has engaged in abusive short-term trading, ICON may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

ICON believes it has the ability to monitor trades that are placed by underlying shareholders of omnibus accounts maintained by trading platforms, brokers, retirement plan accounts, and certain fee-based programs. If ICON identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If ICON is not satisfied that the intermediary has taken appropriate action, ICON may terminate the intermediary’s ability to transact in Fund shares. However, the ability to receive and analyze such information is limited and may inhibit ICON from eliminating the possibility of abusive short-term trading.

Trading Guidelines

If a Fund, ICON, or one of its
agents determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive or abusive (for example — as a guideline a purchase and sale within a 45-day period), the Fund or ICON may, in its discretion, reject additional purchase and exchange orders, regardless of whether or not such shareholder exceeds such

INVESTING IN THE ICON FUNDS

49

guidelines. A Fund or ICON may and frequently has permitted exceptions to these guidelines for accounts that can demonstrate they are following a bona fide long-term investment strategy such as sector or industry rotation.

Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part. Transactions accepted by your financial intermediary in violation of ICON’s short-term trading policy are not deemed accepted by the Funds and may be cancelled or revoked by the financial intermediary. ICON may also suspend or terminate your exchange privileges if you engage in an excessive pattern of exchanges. ICON also reserves the right to delay delivery of redemption proceeds for up to seven days, or to honor certain redemptions with securities, rather than cash.

Fair Value Pricing

As discussed above, the Funds have fair value pricing procedures in place, including the daily fair value of certain foreign securities. The Funds’ Valuation Committee meets as necessary to value securities in appropriate circumstances. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interests or other harm to shareholders.

50

INVESTING IN THE ICON FUNDS

ABOUT YOUR INVESTMENT

CLASSES OF SHARES, SALES CHARGE AND
DISTRIBUTION ARRANGEMENTS

Classes of Shares

Each Fund currently offers three classes of shares: Class A, Class C and Class S.

Class S shares
of the Funds are offered, generally, to existing Class S shareholders, institutional investors, platform sales and affiliates of or directly through ICON and can be purchased by:

•

A bank, trust company or other type of depository institution;

•

An insurance company, investment company, endowment or foundation purchasing shares for its own account;

•

A 401(k), 403(b) or 457(b) plan or the custodian for such a plan;

•

  Other qualified or non-qualified employee benefit plans, including pension, defined contribution, profit-sharing, health and welfare, or other employee benefit plans (“Eligible Benefit Plan”).

•

Shares purchased by investment representatives through fee-based investment products or accounts.

•

ICON Advisers reserves the right, in its sole discretion, to reimburse certain expenses of Class S shareholders who have or make a significant investment in the Funds. The reimbursement will not be paid by the Funds.

ICON reserves the right to change or waive the investment criteria for
Class S shares.

Using a Financial Intermediary

Class A shares must be purchased by or through a financial intermediary. If you purchase shares through a financial adviser or broker, they may impose policies, limitations and fees which are in addition to or different from those described in this Prospectus. Please read your financial intermediary’s program materials carefully. As a result of the merger of Class I with and into Class A, if you owned Class I shares of a particular Fund prior to
January 23, 2012, you may continue to purchase Class A shares of that particular Fund directly with ICON. The investor will be required to provide current broker/dealer information upon purchase.

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

51

Sales Charges

The following describes the sales charges and fees you will pay as an investor in Class A and Class C shares offered by the ICON Funds:

Class A

Class A shares are sold at their
public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge for each Fund, except the ICON Bond Fund, is as follows:

Your Investment

  Sales Charge   as a % of
Offering Price

  Sales Charge   as a % of   Your
Investment

  Dealer   Commission   as a % of
Offering Price

Less than $25,000

5.75%

6.10%

5.00%

$25,000 but less than $50,000

5.00%

5.26%

4.25%

$50,000 but less than $100,000

4.50%

4.71%

3.75%

$100,000 but less than $250,000

3.50%

3.63%

2.75%

$250,000 but less than $500,000

2.50%

2.56%

2.00%

$500,000 but less than $750,000

2.00%

2.04%

1.60%

$750,000 but less than $1 million

1.50%

1.52%

1.20%

$1 million and above

0.00%

0.00%

1.00%
*

The current sales charge for the ICON Bond Fund is as follows:

Your Investment

Sales Charge as a % of Offering Price

  Sales Charge   as a % of   Your
Investment

  Dealer   Commission   as a % of
Offering Price

Less than $25,000

4.75%

4.99%

4.00%

$25,000 but less than $50,000

4.50%

4.71%

3.75%

$50,000 but less than $100,000

4.25%

4.44%

3.50%

$100,000 but less than $250,000

3.75%

3.90%

3.00%

$250,000 but less than $500,000

3.25%

3.36%

2.50%

$500,000 but less than $750,000

2.75%

2.83%

2.00%

$750,000 but less than $1 million

2.25%

2.30%

1.50%

$1 million to $4 million

0.00%

0.00%

1.00%
*

$4 million to $10 million

0.00%

0.00%

0.50%
*

$10 million and above

0.00%

0.00%

0.25%
*

*

If you invest $1,000,000 or more in Class A Shares, you will not pay an initial sales charge. In that case, ICON Distributors compensates the financial intermediary from its own resources. See the SAI for details. However, if you redeem these shares within one year after purchase, you may be charged a contingent deferred

52

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

sales charge of 1.00%. Such contingent deferred sales charges may be waived. See below for further details.

The sales charge, expressed as a percentage of the offering price of your investment, may be higher or lower than the percentages described in the table due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1.00% charge, described below, due to rounding. Except as provided under “Contingent Deferred Sales Charge Waivers” below, investments in Class A shares of $1 million or more may be subject to a 1.00% contingent deferred sales charge if shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost of shares being sold.

There are several ways to reduce or eliminate your sales charges.

Contact your investment professional if you think you may qualify for any of the sales charge reduction or elimination programs described below.

At the time of making a purchase or redemption, it may be necessary for you to inform your investment professional of the existence of other accounts, or any other facts and circumstances that may be relevant to qualifying for any of these programs and to provide your investment professional with certain information or records, such as account statements, to verify your qualification for any of these programs. You should provide information and records to your investment professional or any other financial intermediary regarding shares of ICON Funds held in all accounts by you and/or members of your immediate family.

Purchases Not Subject to Sales Charges on Class A Shares

The following purchases are not subject to any initial or contingent deferred sales charges, if the Funds are notified of the nature of the investment:

•

shareholders of Class I shares prior to January 23, 2012 that continue to purchase Class A shares of that particular Fund at NAV directly with ICON.
The investor will be required to provide current broker/dealer information upon purchase.

•

  shares purchased by investment representatives through fee-based investment products or accounts or by investors through an Eligible Benefit Plan.

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

53

•

shares purchased through financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers.

•

investments made by endowments or foundations.

•

  other qualified or non-qualified employee benefit plans, including pension, defined contribution, profit-sharing, health and welfare or other employee benefit plans.

The Distributor may pay dealers up to 1% on investments made in Class A with no initial sales charge.

The Funds may reimburse the Distributor for these payments through the Funds’ distribution plan.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell the Funds and employees of ICON Advisers and affiliates. Please see the SAI for more information.

Initial Sales Charge Reductions on Class A Shares

You may qualify for reduced initial sales charges under the privileges set forth below. You may combine your Class A investments with the Class A investments of your spouse, children under the age of 21 and grandchildren under the age of 21 (“family members”) to qualify for such privileges.

•

Letter of Intent.  You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. At your request, purchases made during the previous 90 days may be included in calculating this amount. Generally, 5% of shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges. Appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases.

•

  Concurrent Purchases.  You may combine simultaneous purchases of Class A shares of two or more ICON Funds to qualify for reduced sales charges.

•

Rights of Accumulation.  When the value of Class A shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added Class A investment will qualify for the reduced sales charge. To determine whether the sales

54

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

charge reduction applies, the value of the Class A shares you already own will be calculated by using the higher of the current value or the original investment amount less any withdrawals.
If you make a gift of shares, upon your request, you may purchase the Class A shares at the sales charge reduction allowed under rights of accumulation. Only Class A share balances currently held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge. Class A shares held through other financial services firms may not be added to your current purchase for purposes of determining your Class A sales charge. You may include the value of ICON Funds Class A share investments held by the members of your immediate family including the value of
ICON Funds Class A share investments held by you or them in individual retirement plans, such as individual retirement accounts, or IRAs, provided such Class A balances also currently held in an account through a financial services firm through whom you are making your current purchase. However, the value of ICON Funds Class A investments held in employer retirement plans, such as 401(k) plans, is not eligible for inclusion.

•

Aggregating Accounts.  Class A share investments made by you and your family members may be aggregated to receive a reduced sales charge if made for your own account(s) and/or certain other accounts, such as

•

trust accounts established by the above individuals (however if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts or the primary beneficiary of the trust);

•

solely controlled business accounts;

•

single participant plans

Repurchasing
Fund Class A Shares

You may apply proceeds from redeeming Class A shares of the Funds to repurchase Class A shares of any ICON
Funds without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 90 days after your redemption and notify ICON Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

55

If you repurchase Class A shares of $1 million or more within 90 days after you redeem such shares, the
Distributor will rebate the amount of the CDSC charged on the redemption if the Fund is notified in writing at the time of repurchase.

Class C

Sales Charges (Load)

No front-end sales charge. A contingent deferred sales charge (CDSC) of 1.00% may be imposed on shares redeemed within one year after purchase. The contingent deferred sales charge is based on the original purchase cost.

There is no CDSC on reinvested dividends or distributions. If you sell some but not all of your Class C shares, any shares not subject to the CDSC (i.e., shares purchased through reinvested dividends) will be redeemed first.

Contingent Deferred Sales Charge Waivers

The contingent deferred sales charge on Class A and Class C shares may be waived in the following cases:

•

Permitted exchanges of Class A for a Class A share or Class C for a Class C share, except if shares acquired by exchange are then redeemed within the period during which the contingent deferred sales charge would apply to the initial shares purchased;

•

Tax-free returns of excess contributions to IRAs;

•

  Redemptions due to death or post-purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

•

  Redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

•

Redemptions from individual employee benefit plan participants provided that the employee benefit plan does not redeem;

The contingent deferred sales charge on Class A shares may also be waived in the following cases:

•

Redemptions due to receiving required minimum distributions from retirement accounts upon reaching 70  1/2
(required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

56

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

•

Redemptions through a systematic withdrawal plan (including any dividends and/or capital gain distributions taken in cash); provided that such redemptions do not exceed 10% of the value of the account annually.

The contingent deferred sales charge on Class C shares may be waived in the following types of transaction, if together they do not exceed 12% of the value of an account annually:

•

Redemptions due to receiving required minimum distributions from retirement accounts upon reaching 70 1/2
(required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

•

if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash);
provided that such redemptions do not exceed 10% of the value of the account annually.

You may obtain more information about sales
charge reductions and waivers by going to www.iconfunds.com from the Statement of Additional Information or your financial adviser.

You may be able to
exchange your shares to a different share class of the same Fund if it has a lower expense ratio provided certain conditions are met. This exchange feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Distributor specific for this purpose. In such an instance, your shares may be exchanged under certain circumstances. Class C shares may not be eligible for exchange until the CDSC period has expired; please contact your financial intermediary regarding the tax consequences of any exchange and for additional information and restrictions. Not all share classes are available through all intermediaries.

Rule 12b-1 Fees

The Funds have adopted a distribution
plan under Investment Company Act Rule 12b-1 that allows the Funds to pay distribution and service fees for the sale of Class A and Class C shares and for other shareholder services. Because the fees are paid out of a class’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Servicing Agents may receive these fees from the Funds in exchange for providing a number of shareholder services, such as:

•

placing your orders;

•

providing investment advice, research and other advisory services;

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

57

•

handling correspondence for individual accounts; and

•

issuing shareholder statements and reports.

Revenue Sharing

The Distributor and ICON Advisers, at their
own expense, currently provide additional compensation to selected financial firms for services. A financial firm is a firm that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this
Prospectus) or provides services for mutual fund shareholders. Financial firms include registered investment advisers, brokers, dealers, insurance companies and banks. In addition, the Distributor and ICON Advisers currently make additional payments or provide other incentives to selected financial firms in an effort to obtain, among other things, services (including preferential services) such as, without limitation, paying for active asset allocation services provided to investors in the ICON
Funds, providing the ICON Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the ICON Funds on the financial firms’ preferred or recommended fund list, granting the Distributor or ICON Advisers access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars, conferences or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms including sales, assets and redemption rates, and the length of and quality of the financial firms’ relationship with the ICON Funds. The additional payments described above are made at the Distributor’s or ICON Advisers’ expense, as applicable.

Representatives of the Distributor and ICON Advisers visit financial firms on a regular basis to educate financial advisers about the ICON Funds and to encourage the sale of ICON Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals.

If investment advisers, distributors or affiliates of mutual funds make payments (including, without limitation, sub-transfer agency fees, platform fees and incentives) in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund (including ICON Funds) over other mutual funds. In addition,

58

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes.

You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by that firm and/or your financial adviser.

Sub-Transfer Agency Fees

Boston Financial Data Services, Inc. provides shareholder and transfer agent services to the Funds. Registered broker-dealers, investment advisers, third-party administrators of tax-qualified retirement plans, and other entities (“Servicing Agents”) may also provide shareholder services, recordkeeping and/or administrative services to certain accounts. ICON may pay a sub-transfer agent fee to these Servicing Agents for these services. The Funds may reimburse ICON for all or a portion of these fees. Servicing Agents receiving such fees may also receive 12b-1 fees.

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

59

ABOUT YOUR INVESTMENT

OPENING AN ACCOUNT

Types of Accounts

The following types of account registrations are available:

Individual or Joint Tenant

Individual accounts have a
single owner. Joint tenant accounts have two or more owners. Unless specified otherwise, joint accounts are set up with rights of survivorship, which means that upon the death of one account holder, ownership passes to the remaining account holder(s).

Transfer on Death

Transfer on Death
provides a way to designate beneficiaries on an Individual or Joint Tenant account.

UGMA or UTMA (Uniform Gift to Minors Act or Uniform Transfer to
Minors Act)

These accounts are a way to give money to a child or to help a child invest on his/her own. Depending on state laws, your account will be set up as an UGMA or UTMA.

Trust

A trust
needs to be effective before this type of account can be established. A copy of the first and last page of the Trust Agreement must be provided.

Corporation or Other Entity

A corporation or entity may own
an account. Please attach a certified copy of the articles of incorporation showing the person(s) authorized to act on this account.

Retirement
Accounts

You may set up the following retirement accounts:

Traditional and Roth IRA

Both types of IRAs allow most individuals with earned income up to a specified maximum amount to contribute a specified amount annually.

60

OPENING AN ACCOUNT

Rollover IRA

Distributions from qualified employer-sponsored retirement plans (and, in most cases, from any IRA) generally retain their tax advantages when rolled over to an IRA within 60 days of receipt. You need to complete a Transfer, Direct Rollover and Conversion Form to move retirement assets to a Fund IRA.

Simplified Employee
Pension IRA (SEP-IRA)

This type of account allows self-employed persons or small business owners to make direct contributions to employees’ IRAs with minimal reporting and disclosure requirements.

SIMPLE (Savings Incentive Match Plan for Employees of
Small Employers)

This type of account allows small businesses that do not currently have another retirement plan to offer an IRA that is simple to form and administer.

Coverdell Education Savings Account (formerly Education IRA)

This type of account allows individuals, subject to certain income limitations, to contribute on behalf of any child under the age of 18.
Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are not subject to income tax if used for qualified education expenses.

Each year you will be charged a $15 custodial fee per Social Security number that holds any IRA accounts. This fee may be changed upon 30 days notice.

Profit-Sharing Plan and Money Purchase Pension Plan

Each of these types of retirement plans allows self-employed persons or small business owners and their employees to make tax-deductible contributions for themselves and any eligible employees.

401(k) Plan

This type of retirement plan allows employees
of corporations of any size to contribute a percentage of their wages on a tax-deferred basis.

403(b) Accounts

403(b) accounts must be purchased through registered representatives of broker-dealer firms that are authorized to sell the ICON Funds or other institutions that are authorized to sell the ICON Funds.

OPENING AN ACCOUNT

61

For All Accounts

We recommend that you consult your tax adviser regarding the particular tax rules and consequences of any investment option and account type.

Please be advised that under the laws of certain states, your property may be transferred (escheated) to the state if no activity occurs in your account for a period specified by state law.

Minimum Initial Investments

To open a Fund account, please enclose a check payable to “ICON Funds” for:

•

$1,000 minimum per Fund

•

No minimum if you begin an Automatic Investment Plan

Class S shares may require a separate application and have different investment procedures. For significant investments, contact ICON at 1-800-828-4881.

Minimum Additional Investments

•

In general, $100 per Fund for additional investments

•

In general, $100 per Fund for Automatic Investment Plan payments

62

OPENING AN ACCOUNT

(This page is
intentionally left blank)

ABOUT YOUR INVESTMENT

DOING BUSINESS WITH THE ICON FUNDS

To purchase Class A shares, your purchase must be made through registered representatives of broker-dealer firms that are authorized to sell the ICON Funds or other institutions that are authorized to sell the ICON Funds.

How to Open an Account

By Phone 1-800-764-0442

If you have an existing account with us that has telephone exchange privileges, you can call to open an account in another ICON Fund by exchange.
The names and registrations need to be identical on both accounts.

Otherwise, you
must complete a New Account Application and send it with your investment check. The Funds do not accept third-party checks or money orders.

We cannot establish new accounts with cash or certain other cash equivalents.

Cash equivalents include but are not limited to: cashier’s checks, money orders, Treasury checks, credit card checks, starter checks or traveler’s checks.

  By Mail   ICON Funds
 P.O. Box 55452   Boston, MA 02205-8165
 Overnight:   ICON Funds
30 Dan Road Canton, MA 02021-2809

Complete the proper application which you request by calling 1-800-764-0442 or by visiting www.iconfunds.com. Make your check payable to
“ICON Funds.” We cannot establish new accounts with cash or certain other cash equivalents.

Cash equivalents include but are not limited to: cashier’s checks, money orders, Treasury checks, credit card checks, starter checks or traveler’s checks.

By Wire

  Complete and mail the proper application. Call ICON Funds at 1-800-764-0442 to obtain your account number, then wire your funds.

Through Our Website www.iconfunds.com

Download, complete and mail a signed printout of the proper application with your investment check.

Through Automatic Investment Plans

Automatic Investment Plan (AIP) allows you to make electronic purchases directly from a checking or savings account. The minimum to open an account is generally $100 per Fund per month. We charge no fee for AIP.

64

DOING BUSINESS WITH THE ICON FUNDS

How to Add to an Account

How to Redeem Shares

How to Exchange Shares

Electronic Funds Transfer allows you to make electronic purchases directly from a checking or savings account at your request. You may establish
Electronic Funds Transfer when your account is opened, or add it later by completing an Account Changes Form. Only bank accounts held at domestic financial institutions that are Automated Clearing House members may be used for telephone transactions. We charge no fee for Electronic Funds Transfer transactions. It may take up to 15 days after an account is established for Electronic Funds Transfer to be available.

We can generally send proceeds only to the address or bank of record. Minimum redemption — $100; $1,000 minimum for redemptions by wire. Phone redemption is not available on retirement accounts and certain other accounts. The maximum amount that can be redeemed is $50,000 per social security number.

If you have telephone exchange privileges, you may exchange from one ICON Fund to another. The names and registrations need to be identical on both accounts.

Make your check payable to “ICON Funds.” Enclose a purchase stub (from your most recent confirmation or statement); if you do not have one, write the Fund name and your account number on the check. For IRAs, please state the contribution year.

The Funds do not accept cash equivalents except for transfer of assets and roll-overs from bank retirement accounts. Cash equivalents include but are not limited to: cashier’s checks, money orders, Treasury checks, credit card checks, starter checks or travelers’ checks.

In a letter, please tell us the number of shares or dollars you wish to redeem, the name(s) of the account owner(s), the Fund and account number. All account owners need to sign the request exactly as their names appear on the account. We can send proceeds to the address or bank of record. A Medallion Guarantee is required for transactions greater than $50,000.

In a letter, include the name(s) of the account owner(s), the Fund and account number you wish to exchange from, the dollar or share amount, and the account you wish to exchange into. All account owners need to sign the request exactly as their names appear on the account.

Wire funds to:

State Street Bank and
Trust Company

ABA# 011000028

Attn:
Custody

DDA# 99056673

225 Franklin St. Boston, MA
02110

Credit: Name of ICON Fund

Further Credit: Shareholder name and account number

$1,000 minimum. Monies are usually received the business day after you sell. Unless otherwise specified, we will deduct the $15 wire redemption fee from your redemption proceeds.

Not applicable.

Not available.

Not available.

Not available.

Automatic Investment Plan (AIP) allows you to make electronic purchases directly from a checking or savings account. The minimum to open an account is generally $100 per Fund per month. We charge no fee for AIP.

Systematic Withdrawal Plan permits you to receive a fixed sum on a monthly, quarterly or annual basis from accounts generally with a value of $5,000 or more. Payments may be sent electronically to your bank of record or to you in check form.

Fund-to-Fund Investment Plan allows you to automatically exchange a fixed dollar amount from one Fund to purchase shares in another Fund.

DOING BUSINESS WITH THE ICON FUNDS

65

ABOUT YOUR INVESTMENT

REDEEMING SHARES

Shares Recently Purchased by Check or Electronic Funds Transfer

Proceeds from redemptions of shares
recently purchased by check or Electronic Funds Transfer will be placed on hold until your check has cleared (which may take up to 12 business days). During this time, you may make exchanges to another Fund but may not receive the proceeds of redemption. Although payment may be delayed, the price you receive for your redeemed shares will not be affected.

Individual, Joint Tenant, Transfer
on Death

If requesting a redemption in writing, a letter of instruction needs to be signed by all account owners as their names appear on the account.

UGMA/UTMA Accounts

If requesting a
redemption in writing, a letter of instruction needs to be signed by the custodian on the account.

Retirement Accounts

Please call 1-800-764-0442 for the appropriate redemption or withdrawal form.

Trust Accounts

The trustee needs to sign a letter indicating his/her capacity as trustee. If the trustee’s name is not in the account registration, you will need to provide a signature guarantee or Certificate of Incumbency dated within the past 6 months.

Corporation or Other Entity

A certified corporate resolution complete with a corporate seal or signature guarantee needs to be provided. At least one person authorized to act on the account needs to sign the letter.

Signature Guarantee

For your protection, we require a signature guarantee by an eligible signature guarantor if you request:

•

to change account ownership

•

a redemption check made payable to anyone other than the shareholder(s) of record

66

REDEEMING SHARES

•

a redemption check mailed to an address other than the address of record

•

a redemption check or wire sent to a bank other than the bank on file

•

a redemption check mailed to an address of record that has been changed within 30 days of your request

•

a redemption for $50,000 or more

•

to add telephone redemption privileges

•

to change bank account information on an account

Eligible signature guarantors must participate in the Securities Transfer Agents Medallion Program (STAMP). You can have your signature guaranteed at a:

•

bank

•

broker-dealer

•

credit union (if authorized under state law)

•

securities exchange/association

•

clearing agency

•

savings association

Please note that a notary
public cannot provide a signature guarantee.

We reserve the right to require signature guarantee(s) on any redemption.

Redemption Proceeds

We can deliver redemption proceeds
to you:

By Check

Checks are sent to the address
of record. If you request that a check be sent to another address, we require a signature guarantee (see Signature Guarantee, above). If you don’t specify, we will deliver proceeds via check. No interest will accrue on amounts represented by uncashed redemption checks.

By Wire

$1,000 minimum. Proceeds are usually received the business day after the date you sell. Unless otherwise specified, we will deduct a $15 wire redemption fee from your redemption proceeds.

REDEEMING SHARES

67

By Electronic Funds Transfer

Proceeds are usually transferred to your bank two business days after you sell. Call your bank to find out when monies are accessible.

The Funds also reserve the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount you are redeeming is large enough to affect Fund operations. This right may be exercised only if the amount of your redemption exceeds the lesser of $250,000 or 1% of a Fund’s net assets in any 90-day period.

68

REDEEMING SHARES

ABOUT YOUR INVESTMENT

TRANSACTION POLICIES

Please note that in compliance with the USA Patriot Act of 2001, the transfer agent will verify certain information on your account application as part of the ICON Funds’ Anti-Money Laundering Program. As requested on the application, please supply your full name, date of birth, Social Security number or other taxpayer identification, and permanent mailing address for all owners on the account. For entities such as corporations or trusts, the person opening the account on behalf of the entity must provide this information. The transfer agent will use this information to verify your identity using various methods. In the event that your identity cannot be sufficiently verified, the transfer agent may employ additional verification methods or refuse to open your account. This information will also be verified when you change the physical address on your account. Mailing addresses containing a P.O. Box will be accepted only if accompanied by a permanent street address. If you do not supply the necessary information, the transfer agent may not be permitted to open your account. Please contact 1-800-764-0442 if you need additional assistance when completing your application.

If a Fund or the transfer agent does not have a reasonable belief as to the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction until such information is received. A Fund also reserves the right to close an account if clarifying information and documentation are not received.

The Funds accept investments only from U.S. investors who have a Social Security number or tax identification number; foreign investors are not accepted.

We can execute transaction requests only if they are in “good order.” Good order means that you have provided sufficient information necessary to process your request, as outlined in this prospectus, including any required signatures and medallion signature guarantees. There also must not be any restrictions applied to your account. Your request is not considered to be in “good order” by the Funds until it meets these requirements.

You will be contacted in writing if we encounter processing problems. Call 1-800-764-0442 if you have any questions about these procedures.

We cannot accept conditional transactions requesting that a transaction occur on a specific date or at a specific share price.

TRANSACTION POLICIES

69

Transactions Conducted by Phone or Fax

The Funds, ICON, and their agents are not responsible for the authenticity of instructions received by phone or fax. By signing a New Account Application or an IRA Application (unless specifically declined on the
Application), by providing other written (for redemptions) or verbal (for exchanges) authorization, or by requesting Automatic Investment Plan or payroll deduction privileges, you agree to release the Funds, ICON, and their agents from any and all liability for acts or omissions done in good faith under the authorizations contained in the application, including their possibly effecting unauthorized or fraudulent transactions.

As a result of your executing such a release, you bear the risk of loss from an unauthorized or fraudulent transaction. However, if we fail to employ reasonable procedures to attempt to confirm that telephone or fax instructions are genuine, the Funds, or one of its service providers or intermediaries may be liable for any resulting losses. These security procedures include, but are not necessarily limited to, one or more of the following:

•

requiring personal identification prior to acting upon instructions

•

providing written confirmation of such transactions

•

tape-recording telephone instructions

ICON
will not accept account or trade instructions via e-mail.

ICON will only accept instructions via fax from broker dealers.

Effective Date of Transactions

Transaction requests
received in good order prior to the close of the NYSE on a given business day will be effective on that date. We consider investments to be received in good order when all required documents and your check or wired funds are received by the
Funds’ transfer agent or other agents. Under certain circumstances, payment of redemption proceeds may be delayed for up to seven calendar days to allow for the orderly liquidation of securities. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances, as determined by the SEC, we may suspend redemptions or postpone payments.

U.S. Dollars

Purchases need to be made in U.S. dollars, and
investment checks need to be drawn on U.S. banks. We cannot accept cash or cash equivalents. The Funds will accept cash equivalents for transferred assets and roll-overs from

70

TRANSACTION POLICIES

bank retirement accounts. Cash equivalents include but are not limited to cashier’s checks, money orders, Treasury checks, credit card checks, starter checks or travelers’ checks.

Returned Checks

If your check is returned due
to insufficient funds, we will cancel your purchase, and you will be liable for any losses or fees incurred by the Funds or its agents. There is a $25 fee for each returned check. If you are a current shareholder, shares may be redeemed from other accounts, if needed, to reimburse the Funds.

Confirmation Statements

We will send you a confirmation after each transaction, except in certain retirement accounts and where the only transaction is a dividend or capital gain reinvestment or an Automatic Investment Plan purchase. In those cases, your quarterly account statement serves as your confirmation.

Taxpayer Identification Number

If you do not provide your Social Security or taxpayer identification number when you open your account, federal law requires the Funds to withhold 28% of all dividends, capital gain distributions, redemption and exchange proceeds otherwise payable to you if you are an individual or other non-corporate shareholder. The Funds are also required to withhold 28% of all dividends and capital gain distributions otherwise payable to such shareholders who otherwise are subject to backup withholding. We also may refuse to sell shares to anyone not furnishing these numbers, or may take such other action as deemed necessary, including redeeming some or all of the shareholder’s shares. In addition, a shareholder’s account may be reduced by $50 to reimburse the Funds for the penalty imposed by the Internal Revenue Service for failure to report the investor’s taxpayer identification number on required reports.

Account Minimums

The Funds
require you to maintain a minimum of $1,000 per account unless you are investing under an Automatic Investment Plan. If at any time, due to redemptions or exchanges, or upon the termination of an Automatic Investment Plan, the total value of your account falls below this minimum, we may close your account and mail the proceeds to the address of record.

We will decide whether to close an account
based on our determination of what is best for the Funds. We will give you at least 60 days’ written notice informing you that your account will be closed so that you may make an additional investment to bring the account up to the required minimum balance.

TRANSACTION POLICIES

71

We reserve the right to:

•

reject any investment or exchange

•

cancel any purchase due to nonpayment or insufficient investor information

•

modify the conditions of purchase or sale at any time

•

waive or lower investment minimums or requirements

•

limit the amount that may be purchased

•

  close or freeze an account if a shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds

•

suspend the offering of shares

72

TRANSACTION POLICIES

ABOUT YOUR INVESTMENT

FOR MORE INFORMATION ABOUT YOUR ACCOUNT

Investor Services

Investor Services
Representatives are available to assist you. For your protection, calls to Investor Services are recorded. Call 1-800-764-0442 from 8 a.m. to 5 p.m. Central time Monday through Friday.

24-Hour Account Information

•

  By Phone:  1-800-764-0442. ICON’s automated telephone service enables you to access account information and the latest Fund performance returns 24 hours a day with a touch-tone phone.

•

  ICON Funds Website:  By visiting www.iconfunds.com, you can access your accounts and view the latest Fund performance returns, daily prices, news articles, and much more 24 hours a day.

FOR MORE INFORMATION ABOUT YOUR ACCOUNT

73

ABOUT YOUR INVESTMENT

ESTABLISHING ADDITIONAL SERVICES

Many convenient service options are available for accounts. You may call 1-800-764-0442 to request a form to establish the following services:

Automatic Investment Plan (AIP)

Allows you to generally make automatic purchases of at least $100 from a bank account. See How to Add to an Account Through Automatic Investment Plans above.

Electronic Funds Transfer Program

Allows you to purchase or redeem Fund shares with a phone call at any time. Purchase or redemption amounts are automatically transferred to/from your bank account.
If you select an Automatic Investment Plan (see above), you are automatically authorized to participate in the Electronic Funds Transfer program.

Systematic Withdrawal Plan

Permits you to receive a fixed
sum on a monthly, quarterly or annual basis from accounts with a value of, in general, $5,000 or more. Withdrawals may be sent electronically to your bank or to you by check.

Householding

To keep the Funds’ costs as low as possible, we deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to opt out of householding and begin to receive separate mailings, please call 1-800-764-0442 and we will begin individual delivery 30 days after your request.
If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

74

ESTABLISHING ADDITIONAL SERVICES

DIVIDENDS AND OTHER
DISTRIBUTIONS

The ICON Fund and ICON Long/Short Fund intend to distribute all or a portion of net investment income and net capital gains, if any, on an annual basis generally each December. The ICON Equity Income Fund and the ICON Risk-Managed Equity Fund intend to distribute all or a portion of net investment income, if any, at least quarterly every March, June, September, and
December, and to distribute any net capital gains generally each December. The ICON Bond Fund intends to distribute any net investment income on a monthly basis and to distribute any net capital gains generally each December. From time to time, the
Funds may make additional distributions.

If the Funds pay dividends or capital gains, either or both may be paid in cash or reinvested. The payment method for short-term capital gain distributions is the same as you elect for dividends. You have the option to reinvest income dividends and capital gain distributions in shares of the distributing Fund or to receive either or both of these types of distributions in cash. All of your dividends and capital gain distributions with respect to the Funds will be reinvested in additional shares of the Funds unless you provide us with a written request to receive your payments in cash ($10 minimum check amount). The Funds will automatically reinvest all dividends under $10 in additional shares of the Funds. If you have elected to receive your dividends or capital gain distributions from a Fund in cash and the Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, we reserve the right to reinvest your distribution checks in your account at the then-current net asset value and to reinvest all of the account’s subsequent distributions in shares of that Fund. No interest will accrue on amounts represented by uncashed distribution checks.

DIVIDENDS AND OTHER DISTRIBUTIONS

75

TAXES

Fund dividends and capital gain distributions are taxable to most investors (unless your investment is an IRA or other tax-advantaged account). The tax status of any distribution is generally the same regardless of how long you have been a shareholder and whether you reinvest your distributions or receive them in cash.

All distributions of net investment income
from the Funds, such as dividends and interest on investments, are taxable to you as ordinary income. Pursuant to the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010, certain ordinary income distributions made to you may be from qualified dividend income and may qualify for a lower tax rate.

In addition, the Funds realize capital gains and losses when they sell securities for more or less than they paid. If a Fund’s total gains on such sales exceed its total losses (including losses carried forward from prior years), a Fund has a net realized capital gain. Net realized capital gains are divided into short-term and long-term capital gains depending on how long a Fund held the security that gave rise to the gains. The Funds’ distributions of net long-term capital gains are taxable to you at the rates applicable to those gains. The Tax
Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 reduces the rate applicable to long-term capital gains through at least 2012. All distributions of net short-term capital gains are taxable to you as ordinary income and included in your dividends.

You may also realize capital gains or losses when you sell or exchange a Fund’s shares at more or less than you originally paid. Because everyone’s tax situation is unique, we encourage you to consult your tax professional about federal, state and local tax consequences.

76

TAXES

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years or the period of Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned or lost on an investment in a Fund’s shares, assuming the reinvestment of all dividends and distributions.

These financial highlights have been audited by PricewaterhouseCoopers LLP (PwC). PwC’s report and the Funds’
financial statements are included in the Funds’ 2011 Annual Report, which is available upon request and at www.iconfunds.com.

FINANCIAL HIGHLIGHTS

77

FINANCIAL HIGHLIGHTS

Income/(loss) from investment operations

Less dividends and

Net asset value, beginning of period

Net investment income/ (loss)(x)

Net realized and unrealized gains/(losses) on investments

Total from investment operations

Dividends from net investment income

Distributions from net realized gains

ICON Bond Fund

Class C

Year Ended September 30, 2011

$
10.83

$
0.39

$
(0.46
)

$
(0.07
)

$
(0.39
)

$
(0.22
)

Year Ended September 30, 2010

10.30

0.39

0.57

0.96

(0.39
)

(0.04
)

Year Ended September 30, 2009

9.46

0.34

0.84

1.18

(0.34
)

-

Year Ended September 30, 2008

10.05

0.35

(0.55
)

(0.20
)

(0.39
)

-

Year Ended September 30, 2007

10.02

0.38

0.04

0.42

(0.39
)

-

Class S (formerly, Class Z)

Year Ended September 30, 2011

10.79

0.47

(0.46
)

0.01

(0.47
)

(0.22
)

Year Ended September 30, 2010

10.26

0.48

0.57

1.05

(0.48
)

(0.04
)

Year Ended September 30, 2009

9.42

0.45

0.81

1.26

(0.42
)

-

Year Ended September 30, 2008

10.02

0.44

(0.57
)

(0.13
)

(0.47
)

-

Year Ended September 30, 2007

10.00

0.46

0.03

0.49

(0.47
)

-

Class A

Year Ended September 30, 2011

10.81

0.46

(0.46
)

0.00

(0.48
)

(0.22
)

78

FINANCIAL HIGHLIGHTS

distributions

Ratio of expenses to average net assets

Ratio of net investment income/(loss) to average net
assets

Total dividends and distributions

Net asset value, end of period

Total return*

Net assets, end of period (in thousands)

Before expense limitation and
transfer agent earnings credit

After expense limitation and
transfer agent earnings credit(b)

Before expense limitation and
transfer agent earnings credit

After expense limitation and transfer agent earnings credit

Portfolio turnover rate(a)

$
(0.61
)

$
10.15

(0.68
)%

$
3,879

2.16
%

1.60
%

3.11
%

3.67
%

32.13
%

(0.43
)

10.83

9.52
%

4,544

2.46
%

1.60
%

2.88
%

3.74
%

63.47
%

(0.34
)

10.30

12.80
%

4,441

2.40
%

1.60
%

2.75
%

3.55
%

73.71
%

(0.39
)

9.46

(2.16
)%

2,725

2.42
%

1.60
%

2.71
%

3.53
%

73.47
%

(0.39
)

10.05

4.27
%

1,491

3.15
%

1.60
%

2.28
%

3.82
%

34.40
%

(0.69
)

10.11

0.15
%

881

1.18
%

0.75
%

4.08
%

4.51
%

32.13
%

(0.52
)

10.79

10.45
%

1,049

1.39
%

0.75
%

3.95
%

4.59
%

63.47
%

(0.42
)

10.26

13.79
%

1,087

1.91
%

0.75
%

3.34
%

4.50
%

73.71
%

(0.47
)

9.42

(1.43
)%

8

186.00
%

0.75
%

(180.79
)%

4.46
%

73.47
%

(0.47
)

10.02

5.02
%

11

31.60
%

0.75
%

(26.18
)%

4.67
%

34.40
%

(0.70
)

10.11

(0.02
)%

249

5.83
%

1.01
%

(0.38
)%

4.44
%

32.13
%

FINANCIAL HIGHLIGHTS

79

FINANCIAL HIGHLIGHTS
(CONTINUED)

Income/(loss) from investment operations

Less dividends and

Net asset value, beginning of period

Net investment income/ (loss)(x)

Net realized and unrealized gains/(losses) on investments

Total from investment operations

Dividends from net investment income

Distributions from net realized gains

ICON Fund (formerly, ICON Core Equity Fund)

Class C

Year Ended September 30, 2011

$
8.36

$
(0.05
)

$
(0.14
)

$
(0.19
)

$
-

$
-

Year Ended September 30, 2010

8.37

(0.04
)

0.11

0.07

(0.08
)

-

Year Ended September 30, 2009

10.46

0.03

(2.12
)

(2.09
)

-

-

Year Ended September 30, 2008

15.66

(0.01
)

(3.82
)

(3.83
)

-

(1.37
)

Year Ended September 30, 2007

14.52

(0.10
)

2.35

2.25

-

(1.11
)

Class S (formerly, Class Z)

Year Ended September 30, 2011

9.04

(0.07
)

(0.15
)

(0.22
)

-

-

Year Ended September 30, 2010

9.07

(0.01
)

0.11

0.10

(0.13
)

-

Year Ended September 30, 2009

11.24

0.10

(2.27
)

(2.17
)

-

-

Year Ended September 30, 2008

16.62

0.09

(4.10
)

(4.01
)

-

(1.37
)

Year Ended September 30, 2007

15.23

0.03

2.47

2.50

-

(1.11
)

Class A

Year Ended September 30, 2011

8.67

(0.07
)

(0.14
)

(0.21
)

-

-

Year Ended September 30, 2010

8.73

(0.08
)

0.10

0.02

(0.08
)

-

Year Ended September 30, 2009

10.92

0.01

(2.20
)

(2.19
)

-

-

Year Ended September 30, 2008

16.32

(0.01
)

(4.02
)

(4.03
)

-

(1.37
)

Year Ended September 30, 2007

15.09

(0.06
)

2.40

2.34

-

(1.11
)

80

FINANCIAL HIGHLIGHTS

distributions

Ratio of expenses to average net assets

Ratio of net investment income/(loss) to average net
assets

Total dividends and distributions

Net asset value, end of period

Total return*

Net assets, end of period (in thousands)

Before expense limitation and
transfer agent earnings credit

After expense limitation and
transfer agent earnings credit

Before expense limitation and
transfer agent earnings credit

After expense limitation and
transfer agent earnings credit

Portfolio turnover rate(a)

$
-

$
8.17

(2.27
)%

$
17,884

2.27
%

2.27
%

(0.50
)%

(0.50
)%

57.93
%

(0.08
)

8.36

0.84
%

24,573

2.25
%

2.25
%

(0.45
)%

(0.45
)%

123.12
%

-

8.37

(19.98
)%

33,089

2.25
%

2.25
%

0.44
%

0.44
%

208.48
%

(1.37
)

10.46

(26.61
)%

55,364

2.05
%

2.05
%

(0.09
)%

(0.09
)%

173.81
%

(1.11
)

15.66

16.25
%

92,350

2.02
%

2.02
%

(0.68
)%

(0.67
)%

116.81
%

-

8.82

(2.43
)%

133

2.52
%

2.52
%

(0.72
)%

(0.72
)%

57.93
%

(0.13
)

9.04

1.10
%

406

1.90
%

1.90
%

(0.06
)%

(0.06
)%

123.12
%

-

9.07

(19.31
)%

887

1.45
%

1.45
%

1.27
%

1.27
%

208.48
%

(1.37
)

11.24

(26.11
)%

1,222

1.34
%

1.34
%

0.65
%

0.65
%

173.81
%

(1.11
)

16.62

17.18
%

1,320

1.18
%

1.18
%

0.17
%

0.17
%

116.81
%

-

8.46

(2.42
)%

1,245

2.52
%

2.52
%

(0.75
)%

(0.75
)%

57.93
%

(0.08
)

8.67

0.22
%

1,362

2.68
%

2.68
%

(0.88
)%

(0.88
)%

123.12
%

-

8.73

(20.05
)%

1,969

2.43
%

2.43
%

0.11
%

0.11
%

208.48
%

(1.37
)

10.92

(26.76
)%

1,878

2.09
%

2.09
%

(0.08
)%

(0.08
)%

173.81
%

(1.11
)

16.32

16.25
%

1,390

1.66
%

1.65
%

(0.42
)%

(0.41
)%

116.81
%

FINANCIAL HIGHLIGHTS

81

FINANCIAL HIGHLIGHTS (CONTINUED)

Income/(loss) from investment operations

Less dividends and

Net asset value, beginning of period

Net investment income/ (loss)(x)

Net realized and unrealized gains/(losses) on investments

Total from investment operations

Dividends from net investment income

Distributions from net realized gains

ICON Equity Income Fund

Class C

Year Ended September 30, 2011

$
10.85

$
0.37

$
(0.72
)

$
(0.35
)

$
(0.34
)

$
-

Year Ended September 30, 2010

10.16

0.36

0.64

1.00

(0.31
)

-

Year Ended September 30, 2009

11.73

0.32

(1.56
)

(1.24
)

(0.33
)

-

Year Ended September 30, 2008

16.33

0.21

(2.97
)

(2.76
)

(0.20
)

(1.64
)

Year Ended September 30, 2007

14.85

0.14

2.23

2.37

(0.22
)

(0.67
)

Class S (formerly, Class Z)

Year Ended September 30, 2011

10.96

0.50

(0.71
)

(0.21
)

(0.54
)

-

Year Ended September 30, 2010

10.26

0.47

0.64

1.11

(0.41
)

-

Year Ended September 30, 2009

11.84

0.41

(1.57
)

(1.16
)

(0.42
)

-

Year Ended September 30, 2008

16.46

0.38

(3.04
)

(2.66
)

(0.32
)

(1.64
)

Year Ended September 30, 2007

14.94

0.30

2.26

2.56

(0.37
)

(0.67
)

Class A

Year Ended September 30, 2011

10.90

0.47

(0.71
)

(0.24
)

(0.51
)

-

Year Ended September 30, 2010

10.21

0.46

0.63

1.09

(0.40
)

-

Year Ended September 30, 2009

11.80

0.38

(1.57
)

(1.19
)

(0.40
)

-

Year Ended September 30, 2008

16.40

0.31

(2.99
)

(2.68
)

(0.28
)

(1.64
)

Year Ended September 30, 2007

14.92

0.27

2.22

2.49

(0.34
)

(0.67
)

82

FINANCIAL HIGHLIGHTS

distributions

Ratio of expenses to average net assets

Ratio of net investment income/(loss) to average net
assets

Total dividends and distributions

Net asset value, end of period

Total return*

Net assets, end of period
(in thousands)

Before expense limitation and transfer agent earnings credit

After expense limitation and transfer agent earnings credit(b)

Before expense limitation and transfer agent earnings credit

After expense limitation and transfer agent earnings credit

Portfolio turnover rate(a)

$
(0.34
)

$
10.16

(3.47
)%

$
3,874

2.53
%

2.20
%

2.85
%

3.18
%

142.75
%

(0.31
)

10.85

9.99
%

3,569

2.97
%

2.20
%

2.68
%

3.46
%

123.33
%

(0.33
)

10.16

(10.12
)%

3,348

2.69
%

2.21
%

3.21
%

3.69
%

148.56
%

(1.84
)

11.73

(18.60
)%

4,461

2.34
%(d)

2.20
%

1.40
%

1.54
%

132.93
%

(0.89
)

16.33

16.45
%

5,331

2.33
%(e)

2.21
%

0.75
%

0.87
%

121.30
%

(0.54
)

10.21

(2.40
)%

142

3.99
%

1.20
%

1.45
%

4.24
%

142.75
%

(0.41
)

10.96

11.04
%

88

7.66
%

1.20
%

(2.01
)%

4.45
%

123.33
%

(0.42
)

10.26

(9.20
)%

66

8.73
%

1.21
%

(2.83
)%

4.69
%

148.56
%

(1.96
)

11.84

(17.81
)%

81

11.18
%(d)

1.20
%

(7.14
)%

2.84
%

132.93
%

(1.04
)

16.46

17.74
%

40

11.08
%(e)

1.21
%

(7.96
)%

1.92
%

121.30
%

(0.51
)

10.15

(2.66
)%

2,871

1.91
%

1.45
%

3.55
%

4.01
%

142.75
%

(0.40
)

10.90

10.84
%

1,521

4.59
%

1.45
%

1.19
%

4.32
%

123.33
%

(0.40
)

10.21

(9.53
)%

237

5.68
%

1.46
%

0.26
%

4.48
%

148.56
%

(1.92
)

11.80

(17.98
)%

281

5.40
%(d)

1.44
%

(1.67
)%

2.29
%

132.93
%

(1.01
)

16.40

17.29
%

322

3.77
%(e)

1.45
%

(0.60
)%

1.73
%

121.30
%

FINANCIAL HIGHLIGHTS

83

FINANCIAL HIGHLIGHTS (CONTINUED)

Income/(loss) from investment operations

Less dividends and

Net asset value, beginning of period

Net investment income/ (loss)(x)

Net realized and unrealized gains/(losses) on investments

Total from investment operations

Dividends from net investment income

Distributions from net realized gains

ICON Long/Short Fund(c)

Class C

Year Ended September 30, 2011

$
11.29

$
(0.11
)

$
(0.29
)

$
(0.40
)

$
-

$
-

Year Ended September 30, 2010

11.19

(0.08
)

0.27

0.19

(0.09
)

-

Year Ended September 30, 2009

13.13

0.06

(1.81
)

(1.75
)

(0.19
)

-

Year Ended September 30, 2008

18.54

-

(4.67
)

(4.67
)

-

(0.74
)

Year Ended September 30, 2007

16.67

(0.08
)

2.38

2.30

-

(0.43
)

Class S (formerly, Class Z)

Year Ended September 30, 2011

11.90

0.02

(0.31
)

(0.29
)

-

-

Year Ended September 30, 2010

11.80

0.03

0.29

0.32

(0.22
)

-

Year Ended September 30, 2009

13.81

0.17

(1.89
)

(1.72
)

(0.29
)

-

Year Ended September 30, 2008

19.30

0.18

(4.93
)

(4.75
)

-

(0.74
)

Year Ended September 30, 2007

17.29

0.10

2.41

2.51

(0.07
)

(0.43
)

Class A

Year Ended September 30, 2011

11.77

(0.02
)

(0.31
)

(0.33
)

-

-

Year Ended September 30, 2010

11.67

-

0.28

0.28

(0.18
)

-

Year Ended September 30, 2009

13.69

0.14

(1.88
)

(1.74
)

(0.28
)

-

Year Ended September 30, 2008

19.20

0.10

(4.85
)

(4.75
)

(0.02
)

(0.74
)

Year Ended September 30, 2007

17.18

0.05

2.46

2.51

(0.06
)

(0.43
)

84

FINANCIAL HIGHLIGHTS

distributions

Ratio of expenses to average net assets

Ratio of net investment income/(loss) to average net
assets

Total dividends and distributions

Net asset value, end of period

Total return*

Net assets, end of period (in thousands)

Before expense limitation and transfer agent earnings credit

After expense limitation and transfer agent earnings credit(b)

Before expense limitation and transfer agent earnings credit

After expense limitation and transfer agent earnings credit

Portfolio turnover rate(a)

$
-

$
10.89

(3.54
)%

$
5,546

3.14
%

2.70
%

(1.38
)%

(0.94
)%

67.28
%

(0.09
)

11.29

1.65
%

9,547

3.60
%

3.19
%

(1.14
)%

(0.73
)%

136.50
%

(0.19
)

11.19

(13.10
)%

15,093

2.95
%

2.81
%

0.44
%

0.58
%

131.79
%

(0.74
)

13.13

(26.09
)%

27,148

2.31
%

2.31
%

(0.01
)%

(0.01
)%

174.59
%

(0.43
)

18.54

14.05
%

43,986

2.33
%

2.32
%

(0.48
)%

(0.47
)%

105.00
%

-

11.61

(2.44
)%

42

7.76
%

1.65
%

(5.96
)%

0.15
%

67.28
%

(0.22
)

11.90

2.63
%

132

5.80
%

2.15
%

(3.39
)%

0.25
%

136.50
%

(0.29
)

11.80

(12.10
)%

128

4.40
%

1.73
%

(1.12
)%

1.55
%

131.79
%

(0.74
)

13.81

(25.45
)%

540

2.37
%

1.44
%

0.16
%

1.09
%

174.59
%

(0.50
)

19.30

14.81
%

447

1.25
%

1.25
%

0.55
%

0.55
%

105.00
%

-

11.44

(2.80
)%

1,213

3.23
%

1.91
%

(1.46
)%

(0.14
)%

67.28
%

(0.18
)

11.77

2.34
%

1,855

3.65
%

2.45
%

(1.21
)%

(0.01
)%

136.50
%

(0.28
)

11.67

(12.39
)%

2,390

2.64
%

2.06
%

0.76
%

1.34
%

131.79
%

(0.76
)

13.69

(25.61
)%

4,859

1.72
%

1.72
%

0.63
%

0.63
%

174.59
%

(0.49
)

19.20

14.94
%

6,481

1.68
%

1.67
%

0.27
%

0.26
%

105.00
%

FINANCIAL HIGHLIGHTS

85

FINANCIAL HIGHLIGHTS (CONTINUED)

Income/(loss) from investment operations

Less dividends and

Net asset value, beginning of period

Net investment income/ (loss)(x)

Net realized and unrealized gains/(losses) on investments

Total from investment operations

Dividends from net investment income

Distributions from net realized gains

ICON Risk-Managed Equity Fund

Class C

Year Ended September 30, 2011

$
10.15

$
0.01

$
(0.05
)

$
(0.04
)

$
(0.02
)

$
-

Year Ended September 30, 2010

9.88

(0.02
)

0.29

0.27

-

-

Year Ended September 30, 2009

10.72

0.05

(0.79
)

(0.74
)

(0.10
)

-

Year Ended September 30, 2008

12.61

0.01

(1.32
)

(1.31
)

(0.05
)

(0.53
)

Year Ended September 30, 2007

13.39

(0.11
)

1.56

1.45

-

(2.23
)

Class S (formerly, Class Z)

Year Ended September 30, 2011

10.96

0.12

(0.05
)

0.07

(0.15
)

-

Year Ended September 30, 2010

10.61

0.08

0.33

0.41

(0.06
)

-

Year Ended September 30, 2009

11.46

0.22

(0.91
)

(0.69
)

(0.16
)

-

Year Ended September 30, 2008

13.37

0.15

(1.43
)

(1.28
)

(0.10
)

(0.53
)

Year Ended September 30, 2007

13.94

0.01

1.65

1.66

-

(2.23
)

Class A

Year Ended September 30, 2011

10.72

0.09

(0.05
)

0.04

(0.10
)

-

Year Ended September 30, 2010

10.39

0.05

0.33

0.38

(0.05
)

-

Year Ended September 30, 2009

11.25

0.09

(0.80
)

(0.71
)

(0.15
)

-

Year Ended September 30, 2008

13.15

0.10

(1.38
)

(1.28
)

(0.09
)

(0.53
)

Year Ended September 30, 2007

13.80

(0.03
)

1.65

1.62

(0.04
)

(2.23
)

(x)
Calculated using the average shares method.

*
The total return calculation is for the period indicated and excludes any sales charges.

(a)
Portfolio turnover is calculated at the Fund level.

(b)
The Fund’s operating expenses, not including interest expense, are contractually limited. The ratios in these financial highlights reflect the limitation, including the interest expense.

(c)
The Fund’s operating expenses, not including dividends on short positions, are contractually limited to 2.30% for Class C, 1.25% for Class S and 1.55% for Class A. The
ratios in these financial highlights reflect the limitation, including the dividends on short positions.

(d)
The ratio of expenses to average net assets before expense limitation and transfer agent earnings credit including expenses that were paid on behalf of the Fund by a third party related to a tax matter were 2.54%, 11.38% and 5.60% for Class C, S and A, respectively.

(e)
The ratio of expenses to average net assets before expense limitation and transfer agent earnings credit including a potential Internal Revenue Code section 860 deficiency dividend expense were 2.91%, 11.66% and 4.35% for Class C, S and A, respectively.

86

FINANCIAL HIGHLIGHTS

distributions

Ratio of expenses to average net assets

Ratio of net investment income/(loss) to average net
assets

Total dividends and distributions

Net asset value, end of period

Total return*

Net assets, end of period (in thousands)

Before expense limitation and transfer agent earnings credit

After expense limitation and transfer agent earnings credit(b)

Before expense limitation and transfer agent earnings credit

After expense limitation and transfer agent earnings credit

Portfolio turnover rate(a)

$
(0.02
)

$
10.09

(0.45
)%

$
2,099

2.95
%

2.23
%

(0.66
)%

0.06
%

67.61
%

-

10.15

2.73
%

2,609

3.36
%

2.30
%

(1.27
)%

(0.21
)%

114.34
%

(0.10
)

9.88

(6.69
)%

3,199

2.72
%

2.24
%

0.06
%

0.54
%

194.31
%

(0.58
)

10.72

(10.85
)%

4,207

2.52
%

2.21
%

(0.24
)%

0.07
%

184.47
%

(2.23
)

12.61

11.53
%

2,291

2.76
%

2.25
%

(1.34
)%

(0.83
)%

150.42
%

(0.15
)

10.88

0.51
%

60

7.22
%

1.23
%

(4.94
)%

1.05
%

67.61
%

(0.06
)

10.96

3.90
%

62

10.41
%

1.31
%

(8.34
)%

0.75
%

114.34
%

(0.16
)

10.61

(5.79
)%

72

3.55
%

1.24
%

(0.10
)%

2.21
%

194.31
%

(0.63
)

11.46

(9.99
)%

422

4.39
%

1.21
%

(1.98
)%

1.20
%

184.47
%

(2.23
)

13.37

12.67
%

37

17.99
%

1.25
%

(16.64
)%

0.10
%

150.42
%

(0.10
)

10.66

0.32
%

1,982

2.08
%

1.48
%

0.20
%

0.80
%

67.61
%

(0.05
)

10.72

3.69
%

4,020

2.62
%

1.59
%

(0.57
)%

0.46
%

114.34
%

(0.15
)

10.39

(6.05
)%

1,501

2.87
%

1.49
%

(0.43
)%

0.95
%

194.31
%

(0.62
)

11.25

(10.18
)%

863

3.75
%

1.46
%

(1.44
)%

0.85
%

184.47
%

(2.27
)

13.15

12.51
%

294

7.12
%

1.49
%

(5.85
)%

(0.22
)%

150.42
%

FINANCIAL HIGHLIGHTS

87

ICON FUNDS PRIVACY INFORMATION

FACTS

WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■  Social Security number and account
balances

■  income and transaction history

■  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we
can share your personal information

Does ICON share?

Can you limit this sharing?

  For our everyday business
purposes —   such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus

Yes

No

  For our marketing purposes —
to offer our products and services to you

No

We don’t share

For joint marketing with other financial companies

No

We don’t share

  For our affiliates’ everyday business
purposes — information about your transactions and experiences

No

We don’t share

  For our affiliates’ everyday business
purposes — information about your creditworthiness

No

We don’t share

For nonaffiliates to market to you

No

We don’t share

Questions?

Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors,
Inc.

88

FUNDS PRIVACY INFORMATION

Page
2

Who we
are

Who is providing this notice?

ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively
“ICON”)

What we
do

How does ICON protect my personal information?

To protect your personal information from unauthorized
access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?

We collect your personal information, for example, when
you

■  open an account or enter into an investment advisory contract

■  provide account information or give us your contact information

■  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit
only

■  sharing for affiliates’ everyday business purposes — information about your creditworthiness

■  affiliates from using your information to market to you

■  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates

Companies related by common ownership or control. They
can be financial and nonfinancial companies.

■  Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.

Nonaffiliates

Companies not related by common ownership or control.
They can be financial and nonfinancial companies.

■  Nonaffiliates we share with
can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers

Joint marketing

  A formal agreement between nonaffiliated financial
companies that together market financial products or services to you.       ■  ICON doesn’t jointly
market

FUNDS PRIVACY INFORMATION

89

FOR FURTHER INFORMATION

More information about the Funds is available to you free of charge. The Funds’ Statement of Additional Information (SAI) containing more detailed information about the Funds and their policies has been filed with the Securities and Exchange Commission and is incorporated by reference as part of this Prospectus. The Funds’ Annual and Semiannual Reports contain the Funds’ financial statements, portfolio holdings and historical performance. You will also find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance. You can request copies of the SAI, Annual and Semiannual
Reports or obtain other information in the following ways:

By Telephone:

Call 1-800-764-0442

By Mail:

ICON Funds; P.O. Box 55452 Boston, MA 02205-8165

In Person:

  ICON Funds; 5299 DTC Blvd, Suite 1200   Greenwood
Village, CO 80111

By E-mail:

info@iconadvisers.com

On the Internet:

ICON Funds website: www.iconfunds.com

EDGAR database on the SEC site: www.sec.gov

By E-mail or in Person from the Securities and Exchange Commission (you will pay a copying fee):

E-mail the Securities and Exchange Commission at publicinfo@sec.gov

SEC’s Public Reference Section; Washington, D.C. 20549-0102

Visit or Write:

Call 1-202-551-8090 for information about the operation of the Public Reference Room

1-800-764-0442    •    WWW.ICONFUNDS.COM

ICON Funds’ SEC File No. 811-7883

PROSPECTUS

ICON INTERNATIONAL FUNDS

JANUARY 23, 2012

AS SUPPLEMENTED AUGUST 10, 2012

CLASS A

CLASS C

CLASS S

ICON ASIA-PACIFIC REGION FUND

IPCAX

ICPCX

ICARX

ICON EUROPE FUND

IERAX

ICUCX

ICSEX

ICON INTERNATIONAL EQUITY FUND

IIQAX

IIQCX

ICNEX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds’ shares or determined whether the information in this Prospectus is accurate or complete.

Any representation to the contrary
is a criminal offense.

1-800-764-0442    •    www.iconfunds.com

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will
receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442    •
  www.iconfunds.com

FUND SUMMARIES

ICON ASIA-PACIFIC REGION FUND

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 37 of the Fund’s prospectus, and in
“Sales Charge” on page 64 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

Class A

Class C

Class S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)

5.75%

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)

1.00%

1.00%

None

Redemption Fee ($15 fee applicable for wire redemptions only)

None

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees

1.00%

1.00%

1.00%

Distribution and/or Service (12b-1) Fees

0.25%

1.00%

None

Other Expenses

1.80%

2.40%

0.59%

Total Annual Fund Operating Expenses

3.05%

4.40%

1.59%

Expense Reimbursements

(1.24)%

(1.85)%

-

Total Annual Fund Operating Expenses[1]

1.81%

2.55%

1.59%

[1]

ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80% and Class C of 2.55%. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the Fund’s Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations

2

FUND SUMMARIES — ASIA-PACIFIC REGION FUND

and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

Class A

$
842

$
1,112

$
1,499

$
2,735

Class C

$
358

$
793

$
1,355

$
3,112

Class S

$
162

$
502

$
866

$
1,890

You would pay the following expenses if you did not redeem your Class C shares:

1 Year

3 Years

5 Years

10 Years

Class C

$
258

$
793

$
1,355

$
3,112

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or
“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71.03% of the average value of the portfolio.

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value.
It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities in the Asia-Pacific Region. Foreign equity securities in the Asia-Pacific Region include securities of issuers, wherever organized, whose securities are traded principally on a recognized stock exchange or over-the-counter market in the countries listed in the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) Asia-Pacific Index. The
Asia-Pacific Region includes the following countries: Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice.

FUND SUMMARIES — ASIA-PACIFIC REGION FUND

3

Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund.
The main risks of investing in this Fund are:

Foreign Investment Risk.  Investments in foreign securities involve different risks than
U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Geographic Risk.  The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Asia-Pacific region than a fund that is more geographically diversified. The Asia-Pacific region includes countries in all stages of economic development; however, it has a higher prevalence of “emerging market” countries as compared to other regions of the world. Such emerging countries can be characterized as having less-developed legal and financial structures, over-extensions of credit, currency devaluations and restrictions, high inflation and unemployment. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies which are inherently more volatile and less liquid than larger comparables. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Non-Diversified Portfolio Risk.  The ICON Asia-Pacific Region Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor

4

FUND SUMMARIES — ASIA-PACIFIC REGION FUND

confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies, which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the
Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class S Shares

Best Quarter: Q2 2009 35.82%        Worst Quarter: Q3 2008 -25.02%

FUND SUMMARIES — ASIA-PACIFIC REGION FUND

5

Average Annual Total Returns

for the Periods ended 12/31/11

Inception Date

1 Year

5 Years

10 Years

Since Inception

  ICON Asia-Pacific Region Fund
Class S

2/25/1997

Return Before Taxes

-20.80%

-2.72%

6.61%

1.69%

  Return After Taxes on
Distributions

-20.85%

-3.56%

6.13%

1.37%

  Return After Taxes on Distributions and Sale of
Fund Shares

-13.45%

-2.49%

5.70%

1.38%

  MSCI All Country Asia-Pacific
Index (reflects no deduction for fees, expenses, or taxes)

-14.92%

-1.64%

7.38%

2.09%

Class A

5/31/2006

-25.48%

-4.12%

N/A

-2.44%

  MSCI All Country Asia-Pacific
Index (reflects no deduction for fees, expenses, or taxes)

-14.92%

-1.64%

N/A

0.40%

Class C

1/25/2008

-22.51%

N/A

N/A

-6.68%

  MSCI All Country Asia-Pacific
Index (reflects no deduction for fees, expenses, or taxes)

-14.92%

N/A

N/A

-3.54%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and
Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Mr. Michael “Mick” Kuehn is the Portfolio Manager and has managed the Fund since January 2009.

6

FUND SUMMARIES — ASIA-PACIFIC REGION FUND

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

You may purchase or redeem shares of the
Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax
Information:  The Fund intends to distribute net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary
Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

FUND SUMMARIES — ASIA-PACIFIC REGION FUND

7

ICON EUROPE FUND

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 37 of the Fund’s prospectus, and in
“Sales Charge” on page 64 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

Class A

Class C

Class S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)

5.75%

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)

1.00%

1.00%

None

Redemption Fee ($15 fee applicable for wire redemptions only)

None

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees

1.00%

1.00%

1.00%

Distribution and/or Service (12b-1) Fees

0.25%

1.00%

None

Other Expenses

10.04%

17.88%

0.54%

Total Annual Fund Operating Expenses

11.29%

19.88%

1.54%

Expense Reimbursements

(9.49)%

(17.36)%

-

Total Annual Fund Operating Expenses[1]

1.80%

2.52%

1.54%

[1]

ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for
Class A of 1.80% and Class C of 2.55%. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the Fund’s Board of Trustees. ICON is entitled to reimbursement from the
Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expenses limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

8

FUND SUMMARIES — EUROPE FUND

Example

This
example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

Class A

$
841

$
1,109

$
1,493

$
3,708

Class C

$
355

$
784

$
1,340

$
4,831

Class S

$
157

$
487

$
839

$
1,835

You would pay the following expenses if you did not redeem your Class C shares:

1 Year

3 Years

5 Years

10 Years

Class C

$
255

$
784

$
1,340

$
4,831

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or
“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.94% of the average value of its whole portfolio.

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities
ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities in the European region. Foreign equity securities in the European region include securities of issuers wherever organized, whose securities are traded principally on a recognized stock exchange or over-the-counter market in the countries listed in the Morgan Stanley Capital International (“MSCI”) Europe Index.
The European Region includes the following countries: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Luxembourg, Poland, Portugal, Spain, the Netherlands, Norway, Sweden, Switzerland, Turkey and
the United Kingdom. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.

FUND SUMMARIES — EUROPE FUND

9

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Non-Diversified Portfolio Risk.  The ICON Europe Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are
“diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.

Foreign Investment Risk.  Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Geographic Risk.  The
Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Unemployment in Europe has historically been high. Many Eastern European countries continue to move toward market economies, however, their markets remain relatively underdeveloped.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

10

FUND SUMMARIES — EUROPE FUND

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class S Shares

Best Quarter: Q2 2003 23.65%        Worst Quarter: Q3 2011 -31.40%

FUND SUMMARIES — EUROPE FUND

11

Average Annual Total Returns

for the Periods ended 12/31/11

Inception Date

1 Year

5 Years

10 Years

Since Inception

ICON Europe Fund

Class S

2/20/1997

Return Before Taxes

-19.08%

-8.58%

5.61%

4.49%

  Return After Taxes on
Distributions

-19.29%

-9.52%

4.95%

3.33%

  Return After Taxes on Distributions and Sale of
Fund Shares

-12.14%

-7.28%

4.81%

3.38%

  MSCI Europe Index (reflects no deduction
for fees, expenses, or taxes)

-10.50%

-4.63%

4.89%

4.88%

Class A

5/31/2006

-23.86%

-9.95%

N/A

-6.51%

  MSCI Europe Index (reflects no deduction
for fees, expenses, or taxes)

-10.50%

-4.63%

N/A

-1.23%

Class C

1/25/2008

-20.79%

N/A

N/A

-11.15%

  MSCI Europe Index (reflects no deduction
for fees, expenses, or taxes)

-10.50%

N/A

N/A

-6.27%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and
Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Mr. Scott Snyder is the Portfolio Manager and has managed the Fund since November 2005.

12

FUND SUMMARIES — EUROPE FUND

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

You may purchase or redeem shares of the
Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax
Information:  The Fund intends to distribute net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary
Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

FUND SUMMARIES — EUROPE FUND

13

ICON INTERNATIONAL EQUITY FUND

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 37 of the Fund’s prospectus, and in “Sales Charge” on page 64 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

Class A3

Class C

Class S4

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)[2]

5.75%

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)[2]

1.00%

1.00%

None

Redemption Fee ($15 fee applicable for wire redemptions only)

None

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees

1.00%

1.00%

1.00%

Distribution and/or Service (12b-1) Fees

0.25%

1.00%

None

Other Expenses

0.78%

0.64%

0.45%

Total Annual Fund Operating Expenses

2.03%

2.64%

1.45%

Expense Reimbursements

(0.23)%

(0.09)%

-

Total Annual Fund Operating Expenses[1]

1.80%

2.55%

1.45%

Effective with this Prospectus, Class I merged with and into Class A and Class S merged with and into Class Z and
Class Z was renamed Class S.

[1]

ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for
Class A of 1.80%, an annual rate for Class C of 2.55% and an annual rate of 1.55% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days’ written notice of termination to the Fund’s
Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to

14

FUND SUMMARIES — INTERNATIONAL EQUITY FUND

exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

[2]
  The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.

[3]
  The information presented is as of September 30, 2011 (the Fund’s fiscal year end) for Class A before the share class merger.

[4]
  The information presented is as of September 30, 2011 (the Fund’s fiscal year end) for Class Z before the share class merger and name change.

Example

This example is
intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

Class A*

$
841

$
1,109

$
1,493

$
2,598

Class C

$
358

$
793

$
1,355

$
2,895

Class S**

$
148

$
459

$
793

$
1,736

You would pay the following expenses if you did not redeem your Class C shares:

1 Year

3 Years

5 Years

10 Years

Class C

$
258

$
793

$
1,355

$
2,895

*
The information presented is as of September 30, 2011 (the Fund’s fiscal year end) for Class A before the share class merger.

**
The information presented is as of September 30, 2011 (the Fund’s fiscal year end) for Class Z before the share class merger and name change.

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91.46% of the average value of its whole portfolio.

FUND SUMMARIES — INTERNATIONAL EQUITY FUND

15

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities
ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities. Foreign equity securities refer to securities of issuers, wherever organized, whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside the United States. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.

Principal
Investment Risks.  Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

•

Foreign Investment Risk.  Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

•

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may offer greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

•

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

16

FUND SUMMARIES — INTERNATIONAL EQUITY FUND

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return*

as of 12/31 — Class S Shares

Best Quarter: Q4 2009 29.20%        Worst Quarter: Q3 2011 -29.78%

FUND SUMMARIES — INTERNATIONAL EQUITY FUND

17

Average Annual Total Returns*

for the Periods ended 12/31/11

Inception Date

1 Year

5 Years

10 Years

Since Inception

  ICON International Equity
Fund

Class S

2/18/1997

Return Before Taxes

-22.47%

-6.14%

6.21%

4.90%

  Return After Taxes on
Distributions

-22.88%

-6.94%

5.38%

3.69%

  Return After Taxes on Distributions and Sale of
Fund Shares

-14.63%

-5.26%

5.28%

3.82%

  MSCI ACWI ex-U.S. (reflects no deduction for
fees, expenses, or taxes)

-13.33%

-2.48%

6.76%

4.40%

Class A

5/31/2006

-27.35%

-7.64%

N/A

-5.17%

  MSCI ACWI ex-U.S. (reflects no deduction for
fees, expenses, or taxes)

-13.33%

-2.48%

N/A

-4.15%

Class C

2/19/2004

-24.54%

-7.27%

N/A

1.33%

  MSCI ACWI ex-U.S. (reflects no deduction for
fees, expenses, or taxes)

-13.33%

-2.48%

N/A

5.32%

After-tax performance is shown only for the Fund’s Class S Shares. After-tax performance for the Fund’s Class A and
Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*
Class S merged with and into Class Z effective January 23, 2012 and the Class Z was renamed Class S. Class I merged with and into Class A effective January 23,
2012. The information presented in the bar chart and the table is that of Class Z before the merger and name change and Class A before the merger.

18

FUND SUMMARIES — INTERNATIONAL EQUITY FUND

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Mr. Scott Snyder is the Portfolio Manager and has managed the Fund since November 2005.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic
Investment Plan).

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds, P.O. Box
55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to distribute net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

FUND SUMMARIES — INTERNATIONAL EQUITY FUND

19

MORE ABOUT FUND SUMMARIES

The Funds’ investment objectives, principal investment strategies, main risks of investing, and fees and expenses are described in each “Fund
Summaries” section of the Prospectus. Additional information about the Funds’ investment strategies and associated risks are described in the “More About Investment Strategies and Risks” section of the Prospectus.

Comparative indexes are shown throughout this Prospectus to provide a basis for viewing a Fund’s historical performance against unmanaged securities market indexes. Each index shown accounts for both change in security price and reinvestment of dividends and distributions (where applicable), but does not reflect the impact of taxes and does not reflect the costs of managing a mutual fund. The
Funds’ portfolios may differ significantly in holdings and composition from the indexes. You may not invest directly in these indexes.

•

The unmanaged MSCI All Country Asia-Pacific Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed and emerging markets in the Asia-Pacific region (Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan, and Thailand).

•

The unmanaged MSCI Europe Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom).

•

The MSCI All-Country World Index ex-United States (“ACWI ex-U.S.”) is a leading unmanaged benchmark of international stock performance. The capitalization-weighted index is representative of the performance of securities of companies located in developed and emerging markets outside of the United States.

Factset Research Systems, Inc. (“FactSet”) is the source for the index returns included in this Prospectus.

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MORE ABOUT FUND SUMMARIES

MORE ABOUT INVESTMENT STRATEGIES
AND RISKS

Each Fund seeks to achieve its investment objective through its principal investment strategy. The principal investment strategies and risks of each Fund have been described in the Fund Summaries. This section of the Prospectus discusses other investment strategies used by the Funds and describes additional risks associated with an investment in the Funds.
The Statement of Additional Information (“SAI”) contains more detailed information about the Funds’ investment policies and risks.

Overall Investment Strategy for the ICON International Funds

ICON Advisers, Inc. (“ICON”), the Funds’ investment adviser, uses a disciplined, objective, non-emotional methodology to identify industries and sectors that our methodology suggests are underpriced relative to our calculation of intrinsic value. Our combination of industry rotation and bottom-up valuation of both international and domestic equity investments distinguishes us from other investment managers.

The ICON valuation methodology is rooted in the fundamentals of finance. Earnings, future earnings growth, risk as measured by beta, and opportunity costs as determined by bond yields help us calculate the intrinsic value of a company. We rely on the integrity of the financial statements released to the market as a part of our analysis.

We use these fundamentals to analyze hundreds of companies included in approximately 150 separate industries, that change over time, and nine basic market sectors as classified by the Standard & Poor’s Global Industry Classification Standard. We then compare our valuation of a security to its current market price to arrive at a “value-to-price” ratio for each stock, and in turn, develop a value-to-price ratio for each of the industries.

We believe that the market goes through themes over time. Themes are defined simply: stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. We sell industries we believe are overpriced and buy industries we believe are underpriced, as identified by our valuation model, to capture developing industry and sector themes without restrictions on market capitalization.

We compute a value-to-price ratio for the securities in our database to determine whether industries, sectors and a country’s securities markets are over- or underpriced. As themes in the market change over time, different countries, industries, and sectors may become leaders.

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

21

In addition to identifying industries over- or underpriced relative to the broad market, we generally consider those industries that demonstrate relative strength. At ICON, and in general, relative strength is a measure of the performance of an industry in relation to the performance of the broader market over a specified period of time.

Multi-Cap Approach

Many investment managers characterize
their style as falling into one of six style boxes: by a company’s market capitalization (small-cap, mid-cap, or large-cap) and by style (either value or growth). The ICON Funds are managed using an approach that imposes no limits or restrictions on the market capitalization of its investments. The ICON Funds have the freedom to invest in small-, mid-, and large-size companies because we believe stocks migrate through the grid over time.

Disclosure of Portfolio Holdings

A description of the
Funds’ policies and procedures related to the disclosure of the Funds’ portfolio securities is available at www.iconfunds.com and in the Funds’ SAI.

Other Portfolio Investments and Strategies

ADRs.  The Funds may invest in American Depositary
Receipts and American Depositary Shares (collectively, “ADRs”). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares.
ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR. For purposes of each Fund’s 80% threshold, ADRs are considered foreign securities.

Fixed-Income Securities.  While the Funds generally emphasize investments in equity securities such as common and preferred stocks, they also may invest in investment grade fixed-income securities. Fixed-income securities in which the Funds might invest include bonds, debentures, and other corporate or government obligations.

Securities That Are Not Readily Marketable.  Each Fund may invest up to 15% of its net assets in securities that are not “readily marketable.” A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount at which it is valued. For example, some securities are not registered under U.S. securities

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MORE ABOUT INVESTMENT STRATEGIES AND RISKS

laws and cannot be sold to the public because of Securities and Exchange Commission (“SEC”) regulations (these are known as “restricted securities”). Under procedures adopted by the Funds’ Board of Trustees (“Board”), certain restricted securities may be deemed liquid and will not be counted toward the 15% limit. Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that a Fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

Securities of Other Investment Companies.  The Funds may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940. The Funds’ purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

Derivatives.  A Fund may use derivatives to hedge risks inherent in its portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, as a substitute for taking a position in an underlying asset, to reduce transaction costs associated with managing a portfolio, or to implement an investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the Funds may use include futures contracts, purchasing and/or writing (selling) put and call options on securities, securities indexes, forward contracts, and foreign currencies. The Funds have limits on the use of derivatives and are not required to use them in seeking their investment objective. A small investment in derivatives could have a potentially large impact on a Fund’s performance; certain gains or losses could be amplified, increasing share price movements. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s other investments.

Temporary Defensive Investments.  In times of unstable or adverse market or economic conditions, up to 100% of a Fund’s assets may be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, foreign time deposits, short-term debt securities, U.S. government securities, or repurchase agreements. A Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions. To the extent

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

23

a Fund invests defensively in these securities, it might not achieve its investment objective.

Portfolio Turnover.  The Funds do not have any limitations regarding portfolio turnover and may have portfolio turnover rates in excess of 100%.

A portfolio turnover rate of 100% is equivalent to a Fund buying and selling all of the securities in its portfolio once during the course of a year.
The portfolio turnover rates of the Funds may be higher than other mutual funds with the same investment objectives. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance.

If a Fund realizes net capital gains when it sells portfolio investments, it generally must distribute those gains to shareholders, thus increasing their taxable distributions. This may adversely affect the after-tax performance of the Funds for shareholders with taxable accounts.

Securities
Lending.  The Funds may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. When a Fund lends its securities, it receives collateral (including cash collateral) at least equal to the amount of securities loaned. The collateral is then invested by our securities lending agent. There are various risks in the process of securities lending. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Funds may experience delays and costs in recovering the securities or gaining access to the collateral. There is the risk that the value of the collateral could decrease below the value of the replacement security by the time the replacement investment is made. There is the risk that the value of the collateral invested may lose money. In short, as a result of securities lending, the Fund may lose money thereby reducing returns and decreasing performance.

More About Risk

These Funds are
mutual funds — pooled investments that are professionally managed and provide the opportunity to participate in financial markets. They strive to meet their stated goals, although as with all mutual funds, they do not offer guaranteed results.
As with any mutual fund, there is always the risk that you may lose all or a portion of the money on your investment in a Fund.

An investment in the
Funds is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

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MORE ABOUT INVESTMENT STRATEGIES AND RISKS

The Funds’ investments are subject to changes in their value from a number of factors, including:

Foreign Investment Risk.  Investments in foreign securities involve different risks than U.S. investments. These risks include:

Market Risk.  Foreign markets have less trading volume than U.S. markets, are not generally as liquid, and may be more volatile than those in the United States. In markets where trading volume has increased, some markets do not have the technology to handle increased orders from online trades or otherwise. Brokerage commissions and other transaction costs are generally higher than in the United States and settlement periods may be longer.

Regulatory Risk.  There may be less governmental
supervision of foreign stock exchanges, securities brokers, and issuers of securities, and less public information about foreign companies. Foreign regulatory bodies are not always independent, and have far fewer resources to monitor illegal or improper activity than in the U.S. Also, accounting, auditing, and financial reporting standards may be less uniform than in the U.S. and, in many cases less transparent. The differences in the financial standards could have a material impact on the integrity of the financial data released by foreign companies to the public. The corporate governance standards which help ensure the integrity of public information in the U.S. do not exist in foreign countries.

Exchange control regulations or currency restrictions could prevent cash from being brought back into the United States. Some foreign companies may exclude U.S. investors, such as the Funds, from participating in beneficial corporate actions, such as rights offerings. As a result, a Fund may not realize the same value from a foreign investment as a shareholder residing in that country. The
Funds may also be subject to withholding taxes in foreign countries and could experience difficulty in pursuing legal remedies and collecting judgments.

Currency Risk.  The Funds receive substantially all of their revenue in foreign currencies and the net asset values of the Funds will be affected by changes in currency exchange rates to a greater extent than funds investing primarily in domestic securities. The Funds pay dividends, if any, in U.S. dollars and incur currency conversion costs.

Political Risk.  Foreign investments may be subject to the possibility of expropriation or confiscatory taxation; limitations on the removal of funds or other assets of the Fund; and political, economic or social instability.

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

25

Emerging Market Risk.  While the Funds expect to invest a substantial portion of their assets in the securities of issuers located in developed countries, the Funds may also invest a substantial portion in the securities of issuers located in emerging countries. Such countries are subject to more economic, political, and business risk than major industrialized nations, and the securities issued by companies in emerging markets may have more volatile share prices and be less liquid than those of securities issued by companies in more developed countries.

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Funds may overweight industries within various sectors and may invest up to 25% of a Fund’s total assets in a single industry. The fact that a Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to the economic, business or other developments that affect those industries or sectors. This overweighting means a Fund may be less diverse and more volatile than its benchmark.

Company Risk.  The securities in the Funds’ portfolios may not perform as expected. Factors that can negatively affect a particular security’s price include poor earnings reports by the issuer, a restatement of earnings by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Opportunity Risk.  There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of that opportunity are held in other investments.

Risk of Fixed-Income
Investments.  The Funds’ investments in fixed-income securities are subject to interest rate risk and credit risk, including changes in debt ratings.

Interest Rate Risk.  When interest rates change, the value of a Fund’s fixed-income investments will be affected. Debt securities tend to move inversely with changes in interest rates. For example, when interest rates rise, debt security prices generally fall.

Credit Risk.  The value of the debt securities
held by a Fund fluctuates with the credit quality of the issuers of those securities. A Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering the Fund’s share price.

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MORE ABOUT INVESTMENT STRATEGIES AND RISKS

Changes in Debt Ratings.  If a rating agency gives a debt security a lower rating, the value of the security will decline because investors may demand a higher rate of return.

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

27

THE FUNDS’ INVESTMENT
MANAGER

Management and Administrative Fees

ICON serves as investment adviser to each Fund and is responsible for selecting the Funds’ investments and handling their day-to-day business. ICON’s corporate offices are located at 5299 DTC Boulevard,
Suite 1200, Greenwood Village, Colorado 80111.

ICON has been registered as an investment adviser since 1991. ICON also serves as investment adviser to mutual fund allocation portfolios invested in the Funds and to separate accounts, including pension and profit-sharing plans, and public retirement systems. As of December 31, 2011, ICON Advisers had $2.0 billion in total assets under management. Assets under management include mutual fund assets of approximately $1.4 billion and assets in mutual fund allocation portfolios and subadvisory relationships of approximately $0.6 billion that invest in and are already included in the
ICON Funds’ mutual fund assets. Total assets under management include mutual fund assets, assets in mutual fund allocation portfolios that invest in the ICON Funds, institutional accounts, and separately managed accounts.

The Funds are managed using ICON’s valuation model which was developed by Dr. Craig Callahan. Dr. Callahan has been chair of ICON’s Investment
Committee since 1991 and served as ICON’s Chief Investment Officer until January 2005.

ICON receives a management fee for managing each Fund’s
investments. For the fiscal year ended September 30, 2011, each Fund paid an annual management fee equal to 1.00% of each Fund’s average daily net assets.

ICON also provides administrative services to the Funds. ICON receives an administrative fee from the Funds for these services that is calculated at an average annual rate of 0.05% on the first $1.5 billion of ICON
Funds average daily net assets, 0.045% on the next $1.5 billion of such assets, 0.040% on the next $2 billion of such assets and 0.030% on such assets over $5 billion.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement is available in the Funds’ annual report to shareholders for the fiscal year ended September 30, 2011.

As discussed in each Fund Summary, ICON Advisers has contractually agreed to waive expenses for certain funds/classes. As of September 30, 2011, the

28

THE FUNDS’ INVESTMENT MANAGER

following amounts were still available for recoupment by ICON Advisers based up on their potential expiration dates:

Fund

2012

2013

2014

ICON Asia-Pacific Region Fund

$
27,778

$
47,207

$
31,078

ICON Europe Fund

26,513

42,776

29,163

ICON International Equity Fund*

16,225

20,212

11,377

*
As a result of the share class mergers, ICON Advisers will not recoup expenses waived through January 22, 2012 from Class I, Class A, Class S or Class Z going forward.
The amounts listed are only of those of Class C.

Investment Committee Members — Portfolio Managers

ICON’s Investment Committee includes members who are responsible for managing mutual fund assets. Each Fund is team-managed in that individual Portfolio
Managers have responsibility for evaluating their respective sectors and countries and identifying themes and industries within their assigned sectors or countries based on value-to-price ratios and relative strength metrics, the core of the ICON system. However, the day-to-day management of the Fund’s portfolio is system-based and continuously monitored by the Portfolio Manager assigned to the relevant sector, country or Fund. The Portfolio Manager assigned to a Fund has the discretion to invest in and determine the amount of the various sectors within the Fund and the securities within the sector.

The primary Portfolio Manager(s) for
each Fund are:

Fund

Portfolio Manager

Tenure

ICON Asia-Pacific Region Fund

Michael “Mick” Kuehn, CFA

Since January 2009

ICON Europe Fund

Scott Snyder, CFA

Since November 2005

ICON International Equity Fund

Scott Snyder, CFA

Since November 2005

The ICON Investment Committee includes the following members:

Craig Callahan is the company Founder, President and Chairman of the Investment Committee. Mr. Callahan received his doctorate of business administration in finance and statistics from Kent State University in
1979 and a Bachelor of Science degree from Ohio State University in 1973. From 1986 to 2005, he served as ICON’s Chief Investment Officer.

Scott
Callahan is a member of ICON’s Investment Committee. Mr. Callahan joined ICON in 2005 as a Research Analyst and was promoted to Assistant Portfolio Manager in January 2006. He left ICON in August 2006 to pursue his MBA which he received from New York University’s Leonard N. Stern School of Business in 2008. Mr. Callahan became a Portfolio Manager in 2008. While pursuing his MBA, Mr. Callahan was an intern for the United Nations

THE FUNDS’ INVESTMENT MANAGER

29

Development Programme in its Department of Finance. He previously received a bachelor’s degree in psychology from the University of Colorado.

Zach Jonson is a member of ICON’s Investment Committee. Mr. Jonson joined ICON in 2003 as a Reconciliation and Performance Specialist. He became a
Research Analyst in 2006 and was promoted to a junior member and subsequently, a member of the Investment Committee as a Portfolio Manager in 2007. Mr. Jonson received a bachelor of arts degree in economics from the University of Colorado and an MBA from the University of Denver.

Michael “Mick” Kuehn, CFA, is a member of ICON’s Investment Committee. Mr. Kuehn manages the
ICON Asia-Pacific Region Fund and assists Mr. Snyder in the management of the ICON Europe and International Equity Funds. Mr. Kuehn joined ICON in 2006 as a Research Analyst. In 2007, he was promoted to the Investment Committee and subsequently, in 2008, Mr. Kuehn was promoted to a Portfolio Manager. Mr. Kuehn holds a bachelor’s degree in finance and information technology from the University of Colorado and a MBA from the University of Denver. Previously,
Mr. Kuehn served as a senior business analyst in the investments division for Thrivent Financial (2004-2006) and as a senior associate for Murrayhill Company (2002-2004).

Derek Rollingson is a senior member of ICON’s Investment Committee. Mr. Rollingson joined ICON in 2000 as a junior member of the Investment Committee. In 2003, he was named a senior member of the
Investment Committee and a Portfolio Manager. He was previously employed as a research analyst in corporate litigation for Navigant Consulting from 1997 to 2000.

Scott Snyder, CFA, is a senior member of ICON’s Investment Committee. Mr. Snyder joined ICON in 2004 as a Research Analyst. In 2005, he was promoted to the Investment Committee and a Portfolio Manager.
Previously, he was employed by FactSet as a portfolio analytics specialist from 2003-2004 and as a senior consultant from 2001-2003. Mr. Snyder received his bachelor of science degree in finance from Arizona State University and a MBA from the
University of Denver.

Robert Straus, CFA, CMT, is a senior member of ICON’s Investment Committee and ICON’s Director of Trading.
Mr. Straus was previously employed by ICON as its Head Trader from 1996 to 1999 and rejoined ICON in 2001 as a junior member of the Investment Committee. In 2003, he was named a Portfolio Manager and senior member of the Investment Committee.
During 2000, Mr. Straus was a partner with Integral Asset Management LLC and subsequently a senior equity trader with Charles Schwab & Co., Inc. Mr. Straus received a bachelor of arts degree in journalism from NYU and an MBA from the University of Denver.

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THE FUNDS’ INVESTMENT MANAGER

The SAI provides additional information about the Investment Committee members’ compensation, other accounts managed by the Investment Committee member and their personal ownership of the ICON Funds.

THE FUNDS’ INVESTMENT MANAGER

31

ABOUT YOUR INVESTMENT

YOUR SHARE PRICE

The price you pay for a share of a Fund and the price you receive upon selling, redeeming, or exchanging a share of a Fund is called the net asset value (“NAV”). NAV per share of each share class is calculated by dividing the total net assets of each class by the total number of the class’ shares outstanding. NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4 p.m. Eastern time) on each day that the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving
Day and Christmas Day) or trading is restricted.

Foreign securities may trade in their local markets on days the NYSE is closed. Foreign transactions and changes in the value of the Funds’ securities holdings on such days may affect the value of the Funds’ shares on days when you will not be able to purchase, exchange or redeem shares.

The Funds use pricing services to determine the market value of the securities in their portfolios. Foreign securities traded in countries outside of the Western
Hemisphere are fair valued daily based on procedures established by the Funds’ Board to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions. The
Funds use the market value of securities as of the close of regular trading on the NYSE to value the other equity securities held in the Funds’ portfolios. If a market quotation is not readily available or is unreliable, the security is valued at fair value as determined in good faith by the Board or pursuant to procedures approved by the Board. These situations may include instances where an event occurs that materially affects the value of a security at a time when the security is not trading or when the securities are illiquid. The valuation assigned to fair valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. The fair value procedures may not always better represent the price at which a Fund could sell the fair valued security and may not always result in a more accurate NAV. While fair value pricing cannot eliminate the possibility of short-term trading, we believe it helps protect the interests of long-term shareholders in the Funds.

32

YOUR SHARE PRICE

The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon a Fund’s investment performance. If a Fund invests in another investment company, the Fund’s net asset value is based in part on the net asset value of the other investment companies in which the Fund invests. The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

Your purchase, exchange, or redemption
of Fund shares will be priced at the next NAV calculated after your request is received in good order by the Funds’ transfer agent or other Fund agents.

ICON Distributors, Inc. (the “Distributor”) may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the NYSE (normally, 4 p.m. Eastern time on each day that the NYSE is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary receives such orders; and such orders will be priced using that Fund’s net asset value next computed after the orders are placed with such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Fund no later than the time specified in such agreement; but, in any event, no later than 9 a.m. Eastern time following the day that such purchase or redemption orders are received by the broker or intermediary.

YOUR SHARE PRICE

33

ABOUT YOUR INVESTMENT

INVESTING IN THE ICON FUNDS

Policy Regarding Excessive Short-Term Trading and Market Timing

While the Funds provide shareholders with daily liquidity, they are intended to be long-term investments and are not designed for investors who engage in short-term trading, market timing or other abusive trading practices. Short-term trading, market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance. In particular, frequent trading of Fund shares may:

•

  Cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing the Fund to miss out on investment opportunities;

•

Force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;

•

  Increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by the Fund as assets move in and out;

•

Dilute the value of Fund shares held by long-term shareholders.

Although ICON will not knowingly permit investors to excessively trade the Funds in a manner to harm fund shareholders, ICON cannot guarantee that it will be able to identify and restrict all abusive trading in the
Funds. ICON has agreements to obtain relevant data for shareholder transactions received through financial intermediaries. Although ICON receives underlying account data, ICON cannot always know or reasonably detect excessive short-term trading through these intermediaries or through the use of omnibus accounts by these intermediaries. In an attempt to minimize harm to the Funds and their shareholders, ICON reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that ICON believes are made on behalf of excessive short-term traders.

Funds that invest in
overseas markets may be subject to the risk of certain investors using a strategy known as time-zone arbitrage that attempts to take advantage of time zone differences in various countries. Time-zone arbitrage is a form of market timing. The Board has adopted and ICON has

34

INVESTING IN THE ICON FUNDS

implemented the following tools designed to discourage short-term trading in the Funds, including time-zone arbitrage:

•

Shareholder trade activity monitoring;

•

Trading guidelines; and

•

Specific use of fair value pricing, including daily fair value of foreign securities outside of the Western Hemisphere.

Although these tools are designed to discourage abusive short-term trading, none of these tools alone, nor all of them taken together, eliminates the possibility that abusive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments, which are inherently subjective. ICON seeks to make these judgments to the best of its abilities in a manner it believes is consistent with shareholder interests. For purposes of applying these tools, ICON may consider an investor’s trading history in the Funds, and accounts under common ownership, influence or control. ICON may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

The Board has determined not to adopt a short-term redemption fee to discourage or address the potential costs of excessive frequent purchases and redemptions. Frequent purchases and redemptions of a Fund’s shares may result in additional costs that are borne by a Fund. The Board believes the current monitoring and actions taken against abusive short-term trading mitigates additional harm to the Funds.

Trade Activity Monitoring

ICON and its agents monitor selected trades based on a shareholder’s trading activity and history in an effort to detect abusive short-term trading activities. If as a result of this monitoring ICON believes that a shareholder has engaged in abusive short-term trading, ICON may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

ICON believes it has the ability to monitor trades that are placed by underlying shareholders of omnibus accounts maintained by trading platforms, brokers, retirement plan accounts, and certain fee-based programs. If ICON identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If ICON is not satisfied that the intermediary has taken appropriate action, ICON may terminate the intermediary’s ability to transact in Fund shares. However, the ability to

INVESTING IN THE ICON FUNDS

35

receive and analyze such information is limited and may inhibit ICON from eliminating the possibility of abusive short-term trading.

Trading Guidelines

If a Fund, ICON, or one of its agents determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive or abusive (for example — as a guideline a purchase and sale within a 45-day period), the Fund or ICON may, in its discretion, reject additional purchase and exchange orders, regardless of whether or not such shareholder exceeds such guidelines. A Fund or ICON may and frequently has permitted exceptions to these guidelines for accounts that can demonstrate they are following a bona fide long-term investment strategy such as sector or industry rotation.

Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part. Transactions accepted by your financial intermediary in violation of our short-term trading policy are not deemed accepted by the Funds and may be cancelled or revoked by the financial intermediary. ICON may also suspend or terminate your exchange privileges if you engage in an excessive pattern of exchanges. ICON also reserves the right to delay delivery of redemption proceeds for up to seven days, or to honor certain redemptions with securities, rather than cash.

Fair Value Pricing

As discussed above, the Funds have fair value pricing procedures in place, including the daily fair valuation of certain foreign securities. The Funds’ Valuation Committee meets as necessary to value securities in appropriate circumstances. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interests or other harm to shareholders.

36

INVESTING IN THE ICON FUNDS

ABOUT YOUR INVESTMENT

CLASSES OF SHARES, SALES CHARGE AND

DISTRIBUTION ARRANGEMENTS

Classes
of Shares

Each Fund currently offers three classes of shares: Class A, Class C and Class S.

Class S shares of the Funds are offered, generally, to existing Class S shareholders, institutional investors, platform sales and affiliates of or directly through ICON and can be purchased by:

•

A bank, trust company or other type of depository institution;

•

An insurance company, investment company, endowment or foundation purchasing shares for its own account;

•

A 401(k), 403(b) or 457(b) plan or the custodian for such a plan;

•

  Other qualified or non-qualified employee benefit plans, including pension, defined contribution, profit-sharing, health and welfare, or other employee benefit plans (“Eligible Benefit Plan”).

•

Shares purchased by investment representatives through fee-based investment products or accounts.

•

ICON Advisers reserves the right, in its sole discretion, to reimburse certain expenses of Class S shareholders who have or make a significant investment in the Funds. The reimbursement will not be paid by the Funds.

ICON reserves the right to change or waive the investment criteria for
Class S shares.

Using a Financial Intermediary

Class A shares must be purchased by or through a financial intermediary. If you purchase shares through a financial adviser or broker, they may impose policies, limitations and fees which are in addition to or different from those described in this Prospectus. Please read your financial intermediary’s program materials carefully. As a result of the merger of Class I with and into Class A, if you owned Class I shares of a particular Fund prior to
January 23, 2012, you may continue to purchase Class A shares of that particular Fund directly from ICON. The investor will be required to provide current broker/dealer information upon purchase.

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

37

Sales Charges

The following describes the sales charges and fees you will pay as an investor in Class A and Class C shares offered by the ICON Funds:

Class A

Class A shares are sold at their
public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge for each Fund is as follows:

Your Investment

  Sales Charge   as a % of
Offering Price

  Sales Charge   as a % of   Your
Investment

  Dealer   Commission   as a % of
Offering Price

Less than $25,000

5.75%

6.10%

5.00%

$25,000 but less than $50,000

5.00%

5.26%

4.25%

$50,000 but less than $100,000

4.50%

4.71%

3.75%

$100,000 but less than $250,000

3.50%

3.63%

2.75%

$250,000 but less than $500,000

2.50%

2.56%

2.00%

$500,000 but less than $750,000

2.00%

2.04%

1.60%

$750,000 but less than $1 million

1.50%

1.52%

1.20%

$1 million and above

0.00%

0.00%

1.00%

[1]

[1]

If you invest $1,000,000 or more in Class A Shares, you will not pay an initial sales charge. In that case, ICON Distributors, Inc. compensates the financial intermediary from its own resources. See the SAI for details. However, if you redeem these shares within one year after purchase, you may be charged a contingent deferred sales charge of 1.00%. Such contingent deferred sales charges may be waived.

The sales charge, expressed as a percentage of the offering price of your investment, may be higher or lower than the percentages described in the table due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1.00% charge, described below, due to rounding. Except as provided under “Contingent Deferred Sales Charge Waivers” below, investments in Class A shares of $1 million or more may be subject to a 1.00% contingent deferred sales charge if shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost of shares being sold.

38

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

There are several ways to reduce or eliminate your sales charges.

Contact your investment professional if you think you may qualify for any of the sales charge reduction or elimination programs described below.

At the time of making a purchase or redemption, it may be necessary for you to inform your investment professional of the existence of other accounts, or any other facts and circumstances that may be relevant to qualifying for any of these programs and to provide your investment professional with certain information or records, such as account statements, to verify your qualification for any of these programs.
You should provide information and records to your investment professional or any other financial intermediary regarding shares of ICON Funds held in all accounts by you and/or members of your immediate family.

Purchases Not Subject to Sales Charges on Class A Shares

The following purchases are not subject to any initial or contingent deferred sales charges, if the Funds are notified of the nature of the investment:

•

shareholders of Class I shares prior to January 23, 2012 who continue to purchase Class A shares of that particular Fund at NAV directly with ICON. The investor will be required to provide current broker/dealer information upon purchase.

•

  shares purchased by investment representatives through fee-based investment products or accounts or by investors through an Eligible Benefit Plan.

•

shares purchased through financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers.

•

investments made by endowments or foundations.

•

  other qualified or non-qualified employee benefit plans, including pension, defined contribution, profit-sharing, health and welfare or other employee benefit plans.

The Distributor may pay dealers up to 1% on investments made in Class A with no initial sales charge.

The Funds may reimburse the Distributor for these payments through the Funds’ distribution plan.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell the Funds and employees of ICON Advisers and affiliates. Please see the SAI for more information.

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

39

Initial Sales Charge Reductions on Class A Shares

You may qualify for reduced initial sales charges under the privileges set forth below. You may combine your Class A investments with the Class A investments of your spouse, children under the age of 21 and grandchildren under the age of 21 (“family members”) to qualify for such privileges.

•

Letter of Intent.  You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. At your request, purchases made during the previous 90 days may be included in calculating this amount. Generally, 5% of shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges. Appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases.

•

  Concurrent Purchases.  You may combine simultaneous purchases of Class A shares of two or more ICON Funds to qualify for reduced sales charges.

•

Rights of Accumulation.  When the value of Class A shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added Class A investment will qualify for the reduced sales charge. To determine whether the sales charge reduction applies, the value of the Class A shares you already own will be calculated by using the higher of the current value or the original investment amount less any withdrawals. If you make a gift of shares, upon your request, you may purchase the Class A shares at the sales charge reduction allowed under rights of accumulation. Only Class A share balances currently held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge. Class A shares held through other financial services firms may not be added to your current purchase for purposes of determining your Class A sales charge. You may include the value of ICON Funds
Class A share investments held by the members of your immediate family including the value of ICON Funds Class A share investments held by you or them in individual retirement plans, such as individual retirement accounts, or IRAs, provided such Class A balances also currently held in an account through a financial services firm through whom you are making your current purchase. However, the value of ICON Funds Class A investments held in employer retirement plans, such as 401(k) plans, is not eligible for inclusion.

40

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

•

Aggregating Accounts.  Class A share investments made by you and your family members may be aggregated to receive a reduced sales charge if made for your own account(s) and/or certain other accounts, such as

•

trust accounts established by the above individuals (however if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts or the primary beneficiary of the trust);

•

solely controlled business accounts;

•

single participant plans

Repurchasing
Fund Class A Shares

You may apply proceeds from redeeming Class A shares of the Funds to repurchase Class A shares of any ICON
Funds without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 90 days after your redemption and notify ICON Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 90 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption if the Fund is notified in writing at the time of repurchase.

Class C

Sales Charges (Load)

No front-end sales charge. A contingent deferred sales charge (CDSC) of 1.00% may be imposed on shares redeemed within one year after purchase. The contingent deferred sales charge is based on the original purchase cost.

There is no CDSC on reinvested dividends or distributions. If you sell some but not all of your Class C shares, any shares not subject to the CDSC (i.e., shares purchased through reinvested dividends) will be redeemed first.

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

41

Contingent Deferred Sales Charge Waivers

The contingent deferred sales charge on Class A and Class C shares may be waived in the following cases:

•

Permitted exchanges of Class A for a Class A share or Class C for a Class C share, except if shares acquired by exchange are then redeemed within the period during which the contingent deferred sales charge would apply to the initial shares purchased;

•

Tax-free returns of excess contributions to IRAs;

•

  Redemptions due to death or post-purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

•

  Redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

•

Redemptions from individual employee benefit plan participants provided that the employee benefit plan does not redeem;

The contingent deferred sales charge on Class A shares may also be waived in the following cases:

•

Redemptions due to receiving required minimum distributions from retirement accounts upon reaching 70 1/2
(required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

•

Redemptions through a systematic withdrawal plan (including any dividends and/or capital gain distributions taken in cash); provided that such redemptions do not exceed 10% of the value of the account annually.

The contingent deferred sales charge on Class C shares may be waived in the following types of transaction, if together they do not exceed 12% of the value of an account annually:

•

Redemptions due to receiving required minimum distributions from retirement accounts upon reaching 70 1/2
(required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

•

if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash);
provided that such redemptions do not exceed 10% of the value of the account annually.

42

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

You may obtain more information about sales charge reductions and waivers by going to www.iconfunds.com from the
Statement of Additional Information or your financial adviser.

You may be able to exchange your shares to a different share class of the same Fund if it has a lower expense ratio provided certain conditions are met. This exchange feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Distributor specific for this purpose. In such an instance, your shares may be exchanged under certain circumstances. Class C shares may not be eligible for exchange until the CDSC period has expired; please contact your financial intermediary regarding the tax consequences of any exchange and for additional information and restrictions. Not all share classes are available through all intermediaries.

Rule 12b-1 Fees

The Funds have adopted a distribution plan under Investment Company Act Rule 12b-1 that allows the Funds to pay distribution and service fees for the sale of Class A and Class C shares and for other shareholder services. Because the fees are paid out of a class’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Servicing Agents may receive these fees from the Funds in exchange for providing a number of shareholder services, such as:

•

placing your orders;

•

providing investment advice, research and other advisory services;

•

handling correspondence for individual accounts; and

•

issuing shareholder statements and reports.

Revenue Sharing

The Distributor and ICON Advisers, at their
own expense, currently provide additional compensation to selected financial firms for services. A financial firm is a firm that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this
Prospectus) or provides services for mutual fund shareholders. Financial firms include registered investment advisers, brokers, dealers, insurance companies and banks. In addition, the Distributor and ICON Advisers currently make additional payments or provide other incentives to selected financial firms in an effort to obtain, among other things, services (including preferential services) such as, without limitation, paying for active asset allocation services provided to investors in the ICON
Funds, providing the

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

43

ICON Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the ICON Funds on the financial firms’ preferred or recommended fund list, granting the Distributor or ICON Advisers access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars, conferences or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms including sales, assets and redemption rates, and the length of and quality of the financial firms’ relationship with the ICON Funds. The additional payments described above are made at the Distributor’s or ICON Advisers’ expense, as applicable.

Representatives of the Distributor and ICON Advisers visit financial firms on a regular basis to educate financial advisers about the ICON
Funds and to encourage the sale of ICON Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals.

If investment advisers, distributors or affiliates of mutual funds make payments (including, without limitation, sub-transfer agency fees, platform fees and incentives) in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund (including ICON Funds) over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes.

You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by that firm and/or your financial adviser.

Sub-Transfer Agency Fees

Boston Financial Data Services,
Inc. provides shareholder and transfer agent services to the Funds. Registered broker-dealers, investment advisers, third-party administrators of tax-qualified retirement plans, and other entities (“Servicing Agents”) may also provide shareholder services, recordkeeping and/or administrative services to certain accounts. ICON may pay a sub-transfer agent fee to these Servicing Agents for these services. The Funds may reimburse ICON for all or a portion of these fees. Servicing
Agents receiving such fees may also receive 12b-1 fees.

44

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

ABOUT YOUR INVESTMENT

OPENING AN ACCOUNT

Types of Accounts

The following types of account registrations are available:

Individual or Joint Tenant

Individual accounts have a
single owner. Joint tenant accounts have two or more owners. Unless specified otherwise, joint accounts are set up with rights of survivorship, which means that upon the death of one account holder, ownership passes to the remaining account holder(s).

Transfer on Death

Transfer on Death
provides a way to designate beneficiaries on an Individual or Joint Tenant account.

UGMA or UTMA (Uniform Gift to Minors Act or Uniform Transfer to
Minors Act)

These accounts are a way to give money to a child or to help a child invest on his/her own. Depending on state laws, your account will be set up as an UGMA or UTMA.

Trust

A trust
needs to be effective before this type of account can be established. A copy of the first and last page of the Trust Agreement must be provided.

Corporation or Other Entity

A corporation or entity may own
an account. Please attach a certified copy of the articles of incorporation showing the person(s) authorized to act on this account.

Retirement
Accounts

You may set up the following retirement and similar accounts:

Traditional and Roth IRA

Both types of IRAs allow most individuals with earned income up to a specified maximum amount to contribute a specified amount annually.

OPENING AN ACCOUNT

45

Rollover IRA

Distributions from qualified employer-sponsored retirement plans (and, in most cases, from any IRA) generally retain their tax advantages when rolled over to an IRA within 60 days of receipt. You need to complete a
Transfer, Direct Rollover and Conversion Form to move retirement assets to a Fund IRA.

Simplified Employee Pension IRA (SEP-IRA)

This type of account allows self-employed persons or small business owners to make direct contributions to employees’ IRAs with minimal reporting and disclosure requirements.

SIMPLE (Savings Incentive Match Plan for Employees of Small Employers)

This type of account allows small businesses that do not currently have another retirement plan to offer an IRA that is simple to form and administer.

Coverdell Education Savings Account
(formerly Education IRA)

This type of account allows individuals, subject to certain income limitations, to contribute on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are not subject to income tax if used for qualified education expenses.

Each year you will be charged a $15 custodial fee per Social Security number that holds any IRA accounts. This fee may be changed upon 30 days notice.

Profit-Sharing Plan and Money Purchase Pension Plan

Each of these types of retirement plans allows self-employed persons or small business owners and their employees to make tax-deductible contributions for themselves and any eligible employees.

401(k) Plan

This type of retirement plan allows employees
of corporations of any size to contribute a percentage of their wages on a tax-deferred basis.

46

OPENING AN ACCOUNT

403(b) Accounts

403(b) accounts must be purchased through representatives of broker-dealer firms that are authorized to sell the ICON Funds or other institutions that are authorized to sell the ICON Funds.

For All Accounts

We recommend that you consult your tax adviser regarding the particular tax rules and consequences of any investment option and account type.

Please be advised that under the laws of certain states, your property may be transferred (escheated) to the state if no activity occurs in your account for a period specified by state law.

Minimum Initial Investments

To open a Fund account, please
enclose a check payable to “ICON Funds” for:

•

$1,000 minimum per Fund

•

No minimum if you begin an Automatic Investment Plan

Class S shares may require a separate application and have different investment procedures. For significant investments, contact ICON Advisers at 1-800-828-4881.

Minimum Additional Investments

•

In general, $100 per Fund for additional investments

•

In general, $100 per Fund for Automatic Investment Plan payments

OPENING AN ACCOUNT

47

ABOUT YOUR INVESTMENT

DOING BUSINESS WITH THE ICON FUNDS

How to Open an Account

By Phone 1-800-764-0442

If you have an existing account with us that has telephone exchange privileges, you can call to open an account in another ICON Fund by exchange.
The names and registrations need to be identical on both accounts.

Otherwise, you must complete a New Account Application and send it with your investment check. The Funds do not accept third-party checks or money orders.

We cannot establish new accounts with cash or certain other cash equivalents.

Cash equivalents include but are not limited to: cashier’s checks, money-orders, Treasury checks, credit card checks, starter checks or traveler’s checks.

  By Mail   ICON Funds
 P.O. Box 55452   Boston, MA 02205-8165
 Overnight:   ICON Funds
30 Dan Road Canton, MA 02021-2809

Complete the proper application which you can request by calling 1-800-764-0442 or by visiting www.iconfunds.com. Make your check payable to
“ICON Funds.” We cannot establish new accounts with cash or certain other cash equivalents.

Cash equivalents include but are not limited to:
cashier’s checks, money-orders, Treasury checks, credit card checks, starter checks or traveler’s checks.

By Wire

Complete and mail the proper application. Call ICON Funds at 1-800-764-0442 to obtain your account number, then wire your funds.

  Through Our Website
www.iconfunds.com

Download, complete and mail a signed printout of the proper application with your investment check.

Through Automatic Investment Plans

Automatic Investment Plan (AIP) allows you to make electronic purchases directly from a checking or savings account. The minimum to open an account is generally $100 per Fund per month. We charge no fee for AIP.

48

DOING BUSINESS WITH THE ICON FUNDS

How to Add to an Account

How to Redeem Shares

How to Exchange Shares

Electronic Funds Transfer allows you to make electronic purchases directly from a checking or savings account at your request. You may establish
Electronic Funds Transfer when your account is opened, or add it later by completing an Account Changes Form. Only bank accounts held at domestic financial institutions that are Automated Clearing House members may be used for telephone transactions. We charge no fee for Electronic Funds Transfer transactions. It may take up to 15 days after an account is established for Electronic Funds Transfer to be available.

We can generally send proceeds only to the address or bank of record. Minimum redemption — $100; $1,000 minimum for redemptions by wire. Phone redemption is not available on retirement accounts and certain other accounts. The maximum amount that can be redeemed is $50,000 per social security number.

If you have telephone exchange privileges, you may exchange from one ICON Fund to another. The names and registrations need to be identical on both accounts.

Make your check payable to “ICON Funds.” Enclose a purchase stub (from your most recent confirmation or statement); if you do not have one, write the Fund name and your account number on the check. For IRAs, please state the contribution year.

The Funds do not accept cash equivalents
except for transfer of assets and roll-overs from bank retirement accounts. Cash equivalents include but are not limited to: cashier’s checks, money orders, Treasury checks, credit card checks, starter checks or travelers’
checks.

In a letter, please tell us the number of shares or dollars you wish to redeem, the name(s) of the account owner(s), the Fund and account number. All account owners need to sign the request exactly as their names appear on the account. We can send proceeds to the address or bank of record. A Medallion Guarantee is required for transactions greater than $50,000.

In a letter, include the name(s) of the account owner(s), the Fund and account number you wish to exchange from, the dollar or share amount, and the account you wish to exchange into. All account owners need to sign the request exactly as their names appear on the account.

Wire funds to:

State Street Bank and Trust
Company

ABA# 011000028

Attn: Custody

DDA# 99056673

225 Franklin Street Boston, MA 02110

Credit: Name of ICON Fund

Further Credit: Shareholder
Name and Account Number

$1,000 minimum. Monies are usually received the business day after you sell. Unless otherwise specified, we will deduct the $15 wire redemption fee from your redemption proceeds.

Not applicable.

Not available.

Not available.

Not available.

Automatic Investment Plan (AIP) allows you to make electronic purchases directly from a checking or savings account. The minimum to open an account is generally $100 per Fund per month. We charge no fee for AIP.

Systematic Withdrawal Plan permits you to receive a fixed sum on a monthly, quarterly or annual basis from accounts generally with a value of $5,000 or more. Payments may be sent electronically to your bank of record or to you in check form.

Fund-to-Fund Investment Plan allows you to automatically exchange a fixed dollar amount from one Fund to purchase shares in another Fund.

DOING BUSINESS WITH THE ICON FUNDS

49

ABOUT YOUR INVESTMENT

REDEEMING SHARES

Shares Recently Purchased by Check or Electronic Funds Transfer

Proceeds from redemptions of shares recently
purchased by check or Electronic Funds Transfer will be placed on hold until your check has cleared (which may take up to 12 business days). During this time, you may make exchanges to another Fund but may not receive the proceeds of redemption.
Although payment may be delayed, the price you receive for your redeemed shares will not be affected.

Individual, Joint Tenant, Transfer on Death

If requesting a redemption in writing, a letter of instruction needs to be signed by all account owners as their names appear on the account.

UGMA/UTMA Accounts

If requesting a redemption
in writing, a letter of instruction needs to be signed by the custodian on the account.

Retirement Accounts

Please call 1-800-764-0442 for the appropriate redemption or withdrawal form.

Trust Accounts

The trustee needs to sign a letter indicating his/her capacity as trustee. If the trustee’s name is not in the account registration, you will need to provide a signature guarantee or Certificate of Incumbency dated within the past 6 months.

Corporation or Other Entity

A certified corporate resolution complete with a corporate seal or signature guarantee needs to be provided. At least one person authorized to act on the account needs to sign the letter.

Signature Guarantee

For your protection, we require a signature guarantee by an eligible signature guarantor if you request:

•

to change account ownership

50

REDEEMING SHARES

•

a redemption check made payable to anyone other than the shareholder(s) of record

•

a redemption check mailed to an address other than the address of record

•

a redemption check or wire sent to a bank other than the bank on file

•

a redemption check mailed to an address of record that has been changed within 30 days of your request

•

a redemption for $50,000 or more

•

to add telephone redemption privileges

•

to change bank account information on an account

Eligible signature guarantors must participate in the Securities Transfer Agents Medallion Program (STAMP). You can have your signature guaranteed at a:

•

bank

•

broker-dealer

•

credit union (if authorized under state law)

•

securities exchange/association

•

clearing agency

•

savings association

Please note that a notary
public cannot provide a signature guarantee.

We reserve the right to require signature guarantee(s) on any redemption.

Redemption Proceeds

We can deliver redemption proceeds to
you:

By Check

Checks are sent to the address of
record. If you request that a check be sent to another address, we require a signature guarantee (see Signature Guarantee above). If you don’t specify, we will deliver proceeds via check. No interest will accrue on amounts represented by uncashed redemption checks.

REDEEMING SHARES

51

By Wire

$1,000
minimum. Proceeds are usually received the business day after the date you sell. Unless otherwise specified, we will deduct a $15 wire redemption fee from your redemption proceeds.

By Electronic Funds Transfer

Proceeds are usually transferred to your bank two business days after you sell.
Call your bank to find out when monies are accessible.

The Funds also reserve the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount you are redeeming is large enough to affect Fund operations. This right may be exercised only if the amount of your redemption exceeds the lesser of $250,000 or 1% of a Fund’s net assets in any 90-day period.

52

REDEEMING SHARES

ABOUT YOUR INVESTMENT

TRANSACTION POLICIES

Please note that in compliance with the USA Patriot Act of 2001, the transfer agent will verify certain information on your account application as part of the ICON Funds’ Anti-Money Laundering Program. As requested on the application, please supply your full name, date of birth, Social Security number or other taxpayer identification, and permanent mailing address for all owners on the account. For entities such as corporations or trusts, the person opening the account on behalf of the entity must provide this information. The transfer agent will use this information to verify your identity using various methods. In the event that your identity cannot be sufficiently verified, the transfer agent may employ additional verification methods or refuse to open your account. This information will also be verified when you change the physical address on your account. Mailing addresses containing a P.O. Box will be accepted only if accompanied by a permanent street address. If you do not supply the necessary information, the transfer agent may not be permitted to open your account. Please contact 1-800-764-0442 if you need additional assistance when completing your application.

If a Fund or the transfer agent does not have a reasonable belief as to the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction until such information is received. A Fund also reserves the right to close an account if clarifying information and documentation are not received.

The Funds accept investments only from U.S. investors who have a Social Security number or tax identification number; foreign investors are not accepted.

We can execute transaction requests only if they are in “good order.” Good order means that you have provided sufficient information necessary to process your request, as outlined in this prospectus, including any required signatures and medallion signature guarantees. There also must not be any restrictions applied to your account. Your request is not considered to be in “good order” by the Funds until it meets these requirements. You will be contacted in writing if we encounter processing problems. Call 1-800-764-0442 if you have any questions about these procedures.

We cannot accept conditional transactions requesting that a transaction occur on a specific date or at a specific share price.

TRANSACTION POLICIES

53

Transactions Conducted by Phone or Fax

The Funds, ICON, and their agents are not responsible for the authenticity of instructions received by phone or fax. By signing a New Account Application or an IRA Application (unless specifically declined on the
Application), by providing other written (for redemptions) or verbal (for exchanges) authorization, or by requesting Automatic Investment Plan or payroll deduction privileges, you agree to release the Funds, ICON, and their agents from any and all liability for acts or omissions done in good faith under the authorizations contained in the application, including their possibly effecting unauthorized or fraudulent transactions.

As a result of your executing such a release, you bear the risk of loss from an unauthorized or fraudulent transaction. However, if we fail to employ reasonable procedures to attempt to confirm that telephone or fax instructions are genuine, the Fund, or one of its service providers or intermediaries, may be liable for any resulting losses. These security procedures include, but are not necessarily limited to, one or more of the following:

•

requiring personal identification prior to acting upon instructions

•

providing written confirmation of such transactions

•

tape-recording telephone instructions

ICON
will not accept account or trade instructions via e-mail.

ICON will only accept instructions via fax from broker dealers.

Effective Date of Transactions

Transaction requests
received in good order prior to the close of the NYSE on a given business day will be effective on that date. We consider investments to be received in good order when all required documents and your check or wired funds are received by the
Funds’ transfer agent or other agents. Under certain circumstances, payment of redemption proceeds may be delayed for up to seven calendar days to allow for the orderly liquidation of securities. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances, as determined by the SEC, we may suspend redemptions or postpone payments.

U.S. Dollars

Purchases need to be made in U.S. dollars, and
investment checks need to be drawn on U.S. banks. We cannot accept cash or cash equivalents. The Funds will accept cash equivalents for transfer of assets and roll-overs from

54

TRANSACTION POLICIES

bank retirement accounts. Cash equivalents include but are not limited to cashier’s checks, money orders, Treasury checks, credit card checks, starter checks or travelers’ checks.

Returned Checks

If your check is returned due
to insufficient funds, we will cancel your purchase, and you will be liable for any losses or fees incurred by the Funds or its agents. There is a $25 fee for each returned check. If you are a current shareholder, shares may be redeemed from other accounts, if needed, to reimburse the Funds.

Confirmation Statements

We will send you a confirmation after each transaction, except in certain retirement accounts and where the only transaction is a dividend or capital gain reinvestment or an Automatic Investment Plan purchase. In those cases, your quarterly account statement serves as your confirmation.

Taxpayer Identification Number

If you do not provide your Social Security or other taxpayer identification number when you open your account, federal law requires the Funds to withhold 28% of all dividends, capital gain distributions, redemption and exchange proceeds otherwise payable to you if you are an individual or other non-corporate shareholder. The Funds are also required to withhold 28% of all dividends and capital gain distributions otherwise payable to such shareholders who otherwise are subject to backup withholding. We also may refuse to sell shares to anyone not furnishing such a number, or may take such other action as deemed necessary, including redeeming some or all of the shareholder’s shares. In addition, a shareholder’s account may be reduced by $50 to reimburse the Funds for the penalty imposed by the Internal Revenue Service for failure to report the shareholder’s taxpayer identification number on required reports.

Account Minimums

The Funds
require you to maintain a minimum of $1,000 per account unless you are investing under an Automatic Investment Plan. If at any time, due to redemptions or exchanges, or upon the termination of an Automatic Investment Plan, the total value of your account falls below this minimum, we may close your account and mail the proceeds to the address of record.

TRANSACTION POLICIES

55

We will decide whether to close an account based on our determination of what is best for the Funds. We will give you at least 60 days written notice informing you that your account will be closed so that you may make an additional investment to bring the account up to the required minimum balance.

We reserve the right to:

•

reject any investment or exchange

•

cancel any purchase due to nonpayment or insufficient investor information

•

modify the conditions of purchase or sale at any time

•

waive or lower investment minimums or requirements

•

limit the amount that may be purchased

•

  close or freeze an account if a shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds

•

suspend the offering of shares

56

TRANSACTION POLICIES

ABOUT YOUR INVESTMENT

FOR MORE INFORMATION ABOUT YOUR ACCOUNT

Investor Services

Investor Services
Representatives are available to assist you. For your protection, calls to Investor Services are recorded. Call 1-800-764-0442 from 8 a.m. to 5 p.m. Central time Monday through Friday.

24-Hour Account Information

•

  By Phone:  1-800-764-0442. ICON’s automated telephone service enables you to access account information and the latest Fund performance returns 24 hours a day with a touch-tone phone.

•

  ICON Funds Website:  By visiting www.iconfunds.com, you can access your account and view the latest Fund performance returns, daily prices, news articles and much more 24 hours a day.

FOR MORE INFORMATION ABOUT YOUR ACCOUNT

57

ABOUT YOUR INVESTMENT

ESTABLISHING ADDITIONAL SERVICES

Many convenient service options are available for accounts. You may call 1-800-764-0442 to request a form to establish the following services:

Automatic Investment Plan (AIP)

Allows you to generally make automatic purchases of at least $100 from a bank account. See How to Add to an Account Through Automatic Investment Plans above.

Electronic Funds Transfer Program

Allows you to purchase or redeem Fund shares with a phone call at any time. Purchase or redemption amounts are automatically transferred to/from your bank account.
If you select an Automatic Investment Plan (see above), you are automatically authorized to participate in the Electronic Funds Transfer program.

Systematic Withdrawal Plan

Permits you to receive a fixed
sum on a monthly, quarterly or annual basis from accounts with a value of, in general, $5,000 or more. Withdrawals may be sent electronically to your bank or to you by check.

Householding

To keep the Funds’ costs as low as possible, we deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to opt out of householding and begin to receive separate mailings, please call 1-800-764-0442 and we will begin individual delivery 30 days after your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

58

ESTABLISHING ADDITIONAL SERVICES

DIVIDENDS AND OTHER
DISTRIBUTIONS

The Funds intend to distribute all or a portion of any net investment income and net capital gains, if any, generally on an annual basis each December. From time to time, the Funds may make additional distributions.

You have the option to reinvest income dividends and
capital gain distributions in shares of the distributing Fund or to receive either or both of these types of distributions in cash. The payment method for net short-term capital gain distributions is the same as you elect for dividends. All of your dividends and capital gain distributions with respect to the Funds will be reinvested in additional shares of the Funds unless you provide us with a written request to receive your payments in cash ($10 minimum check amount). The Funds will automatically reinvest all dividends under $10 in additional shares of the Funds. If you have elected to receive your dividends or capital gain distributions from a Fund in cash and the Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, we reserve the right to reinvest your distribution checks in your account at the then-current net asset value and to reinvest all of the account’s subsequent distributions in shares of that Fund. No interest will accrue on amounts represented by uncashed distribution checks.

DIVIDENDS AND OTHER DISTRIBUTIONS

59

TAXES

Fund dividends and capital gain distributions are taxable to most investors (unless your investment is an IRA or other tax-advantaged account). The tax status of any distribution is generally the same regardless of how long you have been a shareholder and whether you reinvest your distributions or receive them in cash.

All distributions of net investment income
from the Funds, such as dividends and interest on investments, are taxable to you as ordinary income. Pursuant to the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010, certain ordinary income distributions made to you may be from qualified dividend income and may qualify for a lower tax rate.

In addition, the Funds realize capital gains and losses when they sell securities for more or less than they paid. If a Fund’s total gains on such sales exceed its total losses thereon (including losses carried forward from prior years), the Fund has a net realized capital gain. Net realized capital gains are divided into short-term and long-term capital gains depending on how long a Fund held the security that gave rise to the gains. The Funds’ distributions of net long-term capital gains are taxable to you at the rates applicable to those gains.
The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 reduces the rate applicable to long-term capital gains through at least 2012. All distributions of net short-term capital gains are taxable to you as ordinary income and included in your dividends.

You may also realize capital gains or losses when you redeem or exchange a Fund’s shares at more or less than you originally paid. Because everyone’s tax situation is unique, we encourage you to consult your tax professional about federal, state and local tax consequences.

60

TAXES

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years or the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned or lost on an investment in a Fund’s shares, assuming the reinvestment of all dividends and distributions.

These financial highlights have been audited by PricewaterhouseCoopers LLP (PwC). PwC’s report and the Funds’
financial statements are included in the Funds’ 2011 Annual Report, which is available upon request and at www.iconfunds.com.

FINANCIAL HIGHLIGHTS

61

FINANCIAL HIGHLIGHTS

Income/(loss) from investment operations

Less dividends and

Net asset value, beginning of period

Net investment income/ (loss)(x)

Net realized and unrealized gains/(losses) on investments

Total from investment operations

Dividends from net investment income

Distributions from net realized gains

ICON Asia-Pacific Region Fund

Class S

Year ended September 30, 2011

$
12.35

$
0.07

$
(2.30
)

$
(2.23
)

$
-

$
-

Year ended September 30, 2010

10.64

0.01

1.89

1.90

(0.19
)

-

Year ended September 30, 2009

9.47

0.08

1.20

1.28

(0.11
)

-

Year ended September 30, 2008

18.82

0.10

(6.99
)

(6.89
)

(0.12
)

(2.34
)

Year ended September 30, 2007

13.19

0.15

5.51

5.66

(0.03
)

-

Class C

Year ended September 30, 2011

12.17

(0.02
)

(2.27
)

(2.29
)

-

-

Year ended September 30, 2010

10.54

(0.05
)

1.82

1.77

(0.14
)

-

Year ended September 30, 2009

9.41

0.02

1.18

1.20

(0.07
)

-

January 25, 2008 (inception) to September 30, 2008

13.73

0.05

(4.37
)

(4.32
)

-

-

Class A

Year ended September 30, 2011

12.35

0.04

(2.29
)

(2.25
)

-

-

Year ended September 30, 2010

10.63

0.02

1.86

1.88

(0.16
)

-

Year ended September 30, 2009

9.38

0.05

1.25

1.30

(0.05
)

-

Year ended September 30, 2008

18.72

0.03

(6.93
)

(6.90
)

(0.10
)

(2.34
)

Year ended September 30, 2007

13.18

0.27

5.30

5.57

(0.03
)

-

ICON Europe Fund

Class S

Year ended September 30, 2011

12.95

0.19

(2.73
)

(2.54
)

(0.14
)

-

Year ended September 30, 2010

12.28

0.18

0.60

0.78

(0.11
)

-

Year ended September 30, 2009

13.23

0.15

(0.79
)

(0.64
)

(0.31
)

-

Year ended September 30, 2008

24.04

0.36

(8.21
)

(7.85
)

(0.21
)

(2.75
)

Year ended September 30, 2007

18.82

0.21

5.33

5.54

(0.05
)

(0.27
)

Class C

Year ended September 30, 2011

12.77

0.07

(2.70
)

(2.63
)

(0.07
)

-

Year ended September 30, 2010

12.15

0.09

0.56

0.65

(0.03
)

-

Year ended September 30, 2009

13.12

0.07

(0.80
)

(0.73
)

(0.24
)

-

January 25, 2008 (inception) to September 30, 2008

17.91

0.07

(4.86
)

(4.79
)

-

-

Class A

Year ended September 30, 2011

12.98

0.18

(2.75
)

(2.57
)

(0.13
)

-

Year ended September 30, 2010

12.30

0.15

0.60

0.75

(0.07
)

-

Year ended September 30, 2009

13.14

0.12

(0.75
)

(0.63
)

(0.21
)

-

Year ended September 30, 2008

23.91

0.26

(8.17
)

(7.91
)

(0.11
)

(2.75
)

Year ended September 30, 2007

18.79

0.15

5.28

5.43

(0.04
)

(0.27
)

62

FINANCIAL HIGHLIGHTS

distributions

Ratio of expenses to average net assets(a)

Ratio of net investment income/(loss) to average net assets(a)

Total dividends and distributions

Net asset value, end of period

Total return*

Net assets, end of period (in thousands)

Before expense limitation and transfer agent earnings credit

After expense limitation and transfer agent earnings credit

Before expense limitation and transfer agent earnings credit

After expense limitation and transfer agent earnings credit

Portfolio turnover rate(b)

$
-

$
10.12

(18.06
)%

$
55,637

1.59
%

1.59
%

0.55
%

0.55
%

71.03
%

(0.19
)

12.35

18.02
%

70,854

1.63
%

1.63
%

0.13
%

0.13
%

100.41
%

(0.11
)

10.64

14.18
%

108,325

1.54
%

1.54
%

1.00
%

1.00
%

171.05
%

(2.46
)

9.47

(41.26
)%

69,519

1.42
%

1.42
%

0.70
%

0.70
%

168.42
%

(0.03
)

18.82

43.03
%

205,332

1.38
%

1.38
%

0.96
%

0.97
%

130.84
%

-

9.88

(18.82
)%

792

4.40
%

2.55
%(c)

(2.02
)%

(0.17
)%

71.03
%

(0.14
)

12.17

17.02
%

441

9.04
%

2.57
%(c)

(6.91
)%

(0.44
)%

100.41
%

(0.07
)

10.54

13.10
%

260

19.80
%

2.55
%(c)

(17.06
)%

0.19
%

171.05
%

-

9.41

(31.46
)%

33

23.58
%

2.64
%(c)

(20.28
)%

0.66
%

168.42
%

-

10.10

(18.22
)%

768

3.05
%

1.81
%(c)

(0.97
)%

0.27
%

71.03
%

(0.16
)

12.35

17.91
%

1,149

5.17
%

1.82
%(c)

(3.13
)%

0.22
%

100.41
%

(0.05
)

10.63

14.11
%

543

5.89
%

1.82
%(c)

(3.41
)%

0.66
%

171.05
%

(2.44
)

9.38

(41.53
)%

412

2.94
%

1.88
%(c)

(0.82
)%

0.24
%

168.42
%

(0.03
)

18.72

42.38
%

973

3.26
%

1.85
%(c)

0.24
%

1.65
%

130.84
%

(0.14
)

10.27

(19.90
)%

28,095

1.54
%

1.54
%

1.40
%

1.40
%

51.94
%

(0.11
)

12.95

6.40
%

48,547

1.58
%

1.58
%

1.48
%

1.48
%

105.08
%

(0.31
)

12.28

(4.13
)%

56,681

1.57
%

1.57
%

1.52
%

1.52
%

129.97
%

(2.96
)

13.23

(36.83
)%

84,320

1.35
%

1.35
%

1.89
%

1.89
%

181.83
%

(0.32
)

24.04

29.69
%

139,069

1.35
%

1.35
%

0.97
%

0.97
%

133.36
%

(0.07
)

10.07

(20.73
)%

59

19.88
%

2.52
%(c)

(16.84
)%

0.52
%

51.94
%

(0.03
)

12.77

5.37
%

71

40.14
%

2.55
%(c)

(36.86
)%

0.73
%

105.08
%

(0.24
)

12.15

(5.04
)%

22

75.12
%

2.57
%(c)

(71.83
)%

0.72
%

129.97
%

-

13.12

(26.74
)%

16

51.24
%

2.58
%(c)

(48.03
)%

0.63
%

181.83
%

(0.13
)

10.28

(20.04
)%

105

11.29
%

1.80
%(c)

(8.20
)%

1.29
%

51.94
%

(0.07
)

12.98

6.16
%

150

17.22
%

1.80
%(c)

(14.22
)%

1.21
%

105.08
%

(0.21
)

12.30

(4.32
)%

159

11.15
%

1.82
%(c)

(8.08
)%

1.25
%

129.97
%

(2.86
)

13.14

(37.17
)%

370

4.36
%

1.83
%(c)

(1.18
)%

1.35
%

181.83
%

(0.31
)

23.91

29.14
%

666

2.43
%

1.84
%(c)

0.09
%

0.69
%

133.36
%

FINANCIAL HIGHLIGHTS

63

FINANCIAL HIGHLIGHTS
(CONTINUED)

Income/(loss) from investment operations

Less dividends and

Net asset value, beginning of period

Net investment income/ (loss)(x)

Net realized and unrealized gains/(losses) on investments

Total from investment operations

Dividends from net investment income

Distributions from net realized gains

ICON International Equity Fund

Class C

Year ended September 30, 2011

$
11.30

$
-
(d)

$
(2.74
)

$
(2.74
)

$
-

$
-

Year ended September 30, 2010

10.40

(0.01
)

1.01

1.00

(0.10
)

-

Year ended September 30, 2009

10.10

-
(d)

0.36

0.36

(0.06
)

-

Year ended September 30, 2008

19.09

0.07

(7.07
)

(7.00
)

-
(d)

(1.99
)

Year ended September 30, 2007

14.36

-
(d)

5.39

5.39

-

(0.66
)

Class S (formerly, Class Z)

Year ended September 30, 2011

12.11

0.14

(2.95
)

(2.81
)

(0.08
)

-

Year ended September 30, 2010

11.13

0.13

1.06

1.19

(0.21
)

-

Year ended September 30, 2009

10.87

0.11

0.35

0.46

(0.20
)

-

Year ended September 30, 2008

20.34

0.22

(7.53
)

(7.31
)

(0.17
)

(1.99
)

Year ended September 30, 2007

15.07

0.20

5.73

5.93

-

(0.66
)

Class A

Year ended September 30, 2011

12.04

0.10

(2.94
)

(2.84
)

(0.04
)

-

Year ended September 30, 2010

11.07

0.08

1.06

1.14

(0.17
)

-

Year ended September 30, 2009

10.78

0.06

0.37

0.43

(0.14
)

-

Year ended September 30, 2008

20.24

0.18

(7.52
)

(7.34
)

(0.13
)

(1.99
)

Year ended September 30, 2007

15.06

0.17

5.67

5.84

-

(0.66
)

(x)
Calculated using the average shares method.

*
The total return calculation is for the period indicated and excludes any sales charges.

(a)
Annualized for periods less than a year.

(b)
Portfolio turnover is calculated at the Fund level and is not annualized for periods less than a year.

(c)
The Fund’s operating expenses, not including interest expense, are contractually limited. The ratios in these financial highlights reflect the limitation, including interest expense.

(d)
Amount less than $0.005.

(e)
The ratio of expenses to average net assets after the contractual expense limitation and voluntary expense waiver and transfer agent earnings credit is 2.52%, 1.25% and 1.76% for
Class C, Class S and Class A, respectively.

(f)
The ratio of net investment income/(loss) to average net assets after the contractual expense limitation and voluntary expense waiver and transfer agent earnings credit is
(0.01%), 1.25% and 0.74% for Class C, Class S and Class A, respectively.

64

FINANCIAL HIGHLIGHTS

distributions

Ratio of expenses to average net assets(a)

Ratio of net investment income/(loss) to average net
assets(a)

Total dividends and distributions

Net asset value, end of period

Total return*

Net assets, end of period (in thousands)

Before expense limitation and transfer agent earnings credit

After expense limitation and transfer agent earnings credit(C)

Before expense limitation and transfer agent earnings credit

After expense limitation and transfer agent earnings credit

Portfolio turnover rate(b)

$
-

$
8.56

(24.25
)%

$
8,050

2.64
%

2.55
%

(0.11
)%

(0.02
)%

91.46
%

(0.10
)

11.30

9.65
%

13,990

2.69
%

2.55
%

(0.21
)%

(0.07
)%

111.29
%

(0.06
)

10.40

3.79
%

15,774

2.64
%

2.55
%(e)

(0.13
)%

(0.04
)%(f)

182.73
%

(1.99
)

10.10

(40.38
)%

22,194

2.44
%

2.44
%

0.47
%

0.47
%

188.73
%

(0.66
)

19.09

38.74
%

29,274

2.57
%

2.56
%

(0.04
)%

(0.03
)%

132.30
%

(0.08
)

9.22

(23.38
)%

6,826

1.45
%

1.45
%

1.12
%

1.12
%

91.46
%

(0.21
)

12.11

10.87
%

12,806

1.43
%

1.36
%

1.06
%

1.12
%

111.29
%

(0.20
)

11.13

5.16
%

29,437

1.43
%

1.25
%(e)

1.07
%

1.25
%(f)

182.73
%

(2.16
)

10.87

(39.66
)%

13,580

1.27
%

1.27
%

1.31
%

1.31
%

188.73
%

(0.66
)

20.34

40.56
%

37,619

1.26
%

1.26
%

1.16
%

1.16
%

132.30
%

(0.04
)

9.16

(23.65
)%

2,640

2.03
%

1.80
%

0.56
%

0.79
%

91.46
%

(0.17
)

12.04

10.38
%

5,358

2.16
%

1.80
%

0.33
%

0.68
%

111.29
%

(0.14
)

11.07

4.65
%

5,214

2.08
%

1.80
%(e)

0.42
%

0.70
%(f)

182.73
%

(2.12
)

10.78

(39.95
)%

7,001

1.73
%

1.73
%

1.17
%

1.17
%

188.73
%

(0.66
)

20.24

39.97
%

6,744

1.70
%

1.69
%

0.98
%

0.99
%

132.30
%

FINANCIAL HIGHLIGHTS

65

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intentionally left blank)

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intentionally left blank)

ICON FUNDS PRIVACY INFORMATION

FACTS

WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■  Social Security number and account
balances

■  income and transaction history

■  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we
can share your personal information

Does ICON share?

Can you limit this sharing?

  For our everyday business purposes
—   such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus

Yes

No

  For our marketing purposes
— to offer our products and services to you

No

We don’t share

For joint marketing with other financial companies

No

We don’t share

  For our affiliates’ everyday business
purposes — information about your transactions and experiences

No

We don’t share

  For our affiliates’ everyday business
purposes — information about your creditworthiness

No

We don’t share

For nonaffiliates to market to you

No

We don’t share

Questions?

Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors,
Inc.

68

FUNDS PRIVACY INFORMATION

Page
2

Who we
are

Who is providing this notice?

ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively
“ICON”)

What we
do

How does ICON protect my personal information?

To protect your personal information from unauthorized
access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?

We collect your personal information, for example, when
you

■ open an account or enter into an investment advisory contract

■ provide account information or give us your contact information

■ make a wire transfer

We also collect
your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit
only

■ sharing for affiliates’ everyday business purposes — information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates

Companies related by common ownership or control. They
can be financial and nonfinancial companies.

■ Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.

Nonaffiliates

Companies not related by common ownership or control.
They can be financial and nonfinancial companies.

■ Nonaffiliates we share with can
include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers

Joint marketing

  A formal agreement between nonaffiliated financial
companies that together market financial products or services to you.       ■ ICON doesn’t jointly
market

FUNDS PRIVACY INFORMATION

69

FOR FURTHER INFORMATION

More information about the Funds is available to you free of charge. The Funds’ Statement of Additional Information (SAI) containing more detailed information about the Funds and their policies has been filed with the Securities and Exchange Commission and is incorporated by reference as part of this Prospectus. The Funds’ Annual and Semiannual Reports contain the Funds’ financial statements, portfolio holdings and historical performance. You will also find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance. You can request copies of the SAI, Annual and Semiannual
Reports or obtain other information in the following ways:

By Telephone:

Call 1-800-764-0442

By Mail:

ICON Funds; P.O. Box 55452 Boston, MA 02205-8165

In Person:

  ICON Funds; 5299 DTC Blvd, Suite 1200   Greenwood
Village, CO 80111

By E-mail:

info@iconadvisers.com

On the Internet:

ICON Funds website: www.iconfunds.com

EDGAR database on the SEC site: www.sec.gov

By E-mail or in Person from the Securities and Exchange Commission (you will pay a copying fee):

  E-mail the Securities and Exchange Commission at
publicinfo@sec.gov

  SEC’s Public Reference Section;
Washington, D.C. 20549-0102

Visit or Write:

Call 1-202-551-8090 for information about the operation of the Public Reference Room

1-800-764-0442    •    WWW.ICONFUNDS.COM

ICON Funds’ SEC File No. 811-7883

PROSPECTUS

ICON SECTOR FUNDS

JANUARY 23, 2012

AS SUPPLEMENTED AUGUST 10, 2012

CLASS A

CLASS C

CLASS S

ICON CONSUMER DISCRETIONARY FUND

ICCAX

ICCEX

ICCCX

ICON CONSUMER STAPLES FUND

ICRAX

ICLCX

ICLEX

ICON ENERGY FUND

ICEAX

ICEEX

ICENX

ICON FINANCIAL FUND

ICFAX

ICOCX

ICFSX

ICON HEALTHCARE FUND

ICHAX

ICHEX

ICHCX

ICON INDUSTRIALS FUND

ICIAX

ICICX

ICTRX

ICON INFORMATION TECHNOLOGY FUND

ICTTX

ICTFX

ICTEX

ICON MATERIALS FUND

ICBAX

ICBCX

ICBMX

ICON UTILITIES FUND (Formerly, ICON Telecommunication & Utilities Fund)

ICTVX

ICTZX

ICTUX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds’ shares or determined whether the information in this Prospectus is accurate or complete.

Any representation to the contrary
is a criminal offense.

1-800-764-0442    •    www.iconfunds.com

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will
receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442    •
  www.iconfunds.com

FUND SUMMARIES

ICON CONSUMER DISCRETIONARY FUND

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

Class A

Class C

Class S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)

5.75%

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)

1.00%

1.00%

None

Redemption Fee ($15 fee for wire redemptions only)

None

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees

1.00%

1.00%

1.00%

Distribution and/or Service (12b-1) Fees

0.25%

1.00%

None

Other Expenses

17.24%

11.14%

0.54%

  Expense
Recoupments[2]

-

-

0.01%

Total Annual Fund Operating Expenses

18.49%

13.14%

1.55%

  Expense
Reimbursements[2]

(16.51)%

(10.39)%

(0.01)%

Total Annual Fund Operating Expenses[1]

1.98%

2.75%

1.54%

[1]

Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.99%, Class C of 2.74% and Class S of 1.74%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the
Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this

2

FUND SUMMARIES — CONSUMER DISCRETIONARY FUND

arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

[2]
  During the year-ended September 30, 2011, ICON Advisers waived $1,629 and recouped $1,629 of Class S expenses. At September 30, 2011, Class S was neither waiving nor recouping expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class

1 Year

3 Years

5 Years

10 Years

Class A

$
858

$
3,887

$
6,224

$
9,807

Class C

$
378

$
2,751

$
4,838

$
8,739

Class S

$
157

$
487

$
839

$
1,835

You would pay the following expenses if you did not redeem your Class C shares:

1 Year

3 Years

5 Years

10 Years

Class C

$
278

$
2,751

$
4,838

$
8,739

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or
“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107.57% of the average value of its whole portfolio.

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities
ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Discretionary sector (as determined by the Global
Industry Classification Standard) including, but not limited to: Advertising, Apparel & Accessories & Luxury Goods, Apparel Retail, Auto Parts & Equipment, Automobile Manufacturers, Automotive Retail, Broadcasting, Cable
& Satellite, Casinos & Gaming, Catalog Retail, Computer & Electronics Retail, Consumer

FUND SUMMARIES — CONSUMER DISCRETIONARY FUND

3

Electronics, Department Stores, Distributors, Education Services, Footwear, General Merchandise Stores, Home Furnishing Retail, Home Furnishings, Home Improvement Retail, Homebuilding, Hotels,
Resorts & Cruise Lines, Household Appliances, Housewares & Specialties, Internet Retail, Leisure Facilities, Leisure Products, Motorcycle Manufacturers, Movies & Entertainment, Photographic Products, Publishing,
Restaurants, Specialized Consumer Services, Specialty Stores, Textiles and Tires & Rubber. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Consumer Discretionary sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competition may impact the performance of the Fund.

Non-Diversified Portfolio Risk.  The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may offer greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock
Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

4

FUND SUMMARIES — CONSUMER DISCRETIONARY FUND

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class S

Best Quarter: Q2 2003 25.70%        Worst Quarter: Q4 2008 -30.32%

FUND SUMMARIES — CONSUMER DISCRETIONARY FUND

5

Average Annual Total Returns

for the Periods ended 12/31/11

Inception Date

1 Year

5 Years

10 Years

Since Inception

  ICON Consumer Discretionary Fund
Class S

7/9/1997

Return Before Taxes

11.19%

1.31%

3.35%

3.67%

  Return After Taxes on
Distributions

11.19%

0.36%

2.61%

3.10%

  Return After Taxes on Distributions and Sale of
Fund Shares

7.27%

0.94%

2.79%

3.09%

  S&P 1500 Consumer Discretionary Index
(reflects no deduction for fees, expenses, or taxes)

5.28%

1.85%

4.12%

5.79%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

0.11%

3.40%

4.59%

  ICON Consumer Discretionary Fund
Class A

9/30/2010

4.26%

N/A

N/A

13.07%

  S&P 1500 Consumer Discretionary Index
(reflects no deduction for fees, expenses, or taxes)

5.28%

N/A

N/A

14.89%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

N/A

N/A

10.37%

  ICON Consumer Discretionary Fund
Class C

9/30/2010

9.18%

N/A

N/A

17.92%

  S&P 1500 Consumer Discretionary Index
(reflects no deduction for fees, expenses, or taxes)

5.28%

N/A

N/A

14.89%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

N/A

N/A

10.37%

6

FUND SUMMARIES — CONSUMER DISCRETIONARY FUND

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s
Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Mr. Robert Straus is the Portfolio Manager. Mr. Straus managed the Fund from January 2003 until January 2011.
Mr. Straus resumed management of the Fund on July 1, 2011.

Purchase and Sale of Fund Shares:  The minimum initial
investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to distribute net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

FUND SUMMARIES — CONSUMER DISCRETIONARY FUND

7

ICON CONSUMER STAPLES FUND

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

Class A

Class C

Class S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)

5.75%

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)

1.00%

1.00%

None

Redemption Fee ($15 fee for wire redemptions only)

None

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees

1.00%

1.00%

1.00%

Distribution and/or Service (12b-1) Fees

0.25%

1.00%

None

Other Expenses

6.35%

5.00%

0.57%

Total Annual Fund Operating Expenses

7.60%

7.00%

1.57%

Expense Reimbursements

(5.85)%

(4.50)%

(0.07)%

Total Annual Fund Operating Expenses[1]

1.75%

2.50%

1.50%

[1]

Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the
Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

8

FUND SUMMARIES — CONSUMER STAPLES FUND

Example

This
example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class

1 Year

3 Years

5 Years

10 Years

Class A

$
837

$
2,184

$
3,552

$
6,670

Class C

$
353

$
1,659

$
3,010

$
6,157

Class S

$
153

$
489

$
849

$
1,861

You would pay the following expenses if you did not redeem your Class C shares:

1 Year

3 Years

5 Years

10 Years

Class C

$
253

$
1,659

$
3,010

$
6,157

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or
“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109.56% of the average value of its whole portfolio.

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value.
It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Staples sector (as determined by the Global Industry Classification Standard) including, but not limited to: Agricultural Products, Brewers, Distillers & Vintners, Drug Retail, Food Distributors, Food Retail, Household Products, Hypermarkets & Super Centers, Packaged Foods & Meats, Personal Products, Soft Drinks and
Tobacco. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

FUND SUMMARIES — CONSUMER STAPLES FUND

9

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Consumer Staples sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, the
Fund’s performance may be impacted by general economic conditions, consumer confidence, consumer preferences, product cycles, competition, and changes in government regulation.

Non-Diversified Portfolio Risk.  The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are
“diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk.  The value of the stocks
and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

10

FUND SUMMARIES — CONSUMER STAPLES FUND

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class S

Best Quarter: Q2 2009 24.46%        Worst Quarter: Q4 2008 -21.95%

FUND SUMMARIES — CONSUMER STAPLES FUND

11

Average Annual Total Returns

for the Periods ended 12/31/11

  Inception
Date

1 Year

5 Years

10 Years

  Since
Inception

  ICON Consumer Staples Fund
Class S

5/9/1997

Return Before Taxes

8.82%

2.61%

4.65%

7.61%

  Return After Taxes on
Distributions

8.63%

1.45%

3.35%

5.96%

  Return After Taxes on Distributions and Sale of
Fund Shares

5.97%

1.64%

3.65%

6.02%

  S&P 1500 Consumer
Staples Index (reflects no deduction for fees, expenses, or taxes)

14.18%

7.73%

7.33%

6.56%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

0.11%

3.40%

5.25%

  ICON Consumer Staples
Fund Class A

9/30/2010

3.42%

N/A

N/A

8.81%

  S&P 1500 Consumer
Staples Index (reflects no deduction for fees, expenses, or taxes)

14.18%

N/A

N/A

16.75%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

N/A

N/A

10.37%

  ICON Consumer Staples
Fund Class C

9/30/2010

6.62%

N/A

N/A

12.23%

  S&P 1500 Consumer
Staples Index (reflects no deduction for fees, expenses, or taxes)

14.18%

N/A

N/A

16.75%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

N/A

N/A

10.37%

12

FUND SUMMARIES — CONSUMER STAPLES FUND

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s
Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Mr. Robert Straus is the Portfolio Manager and has managed the Fund since January 2011.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for
Automatic Investment Plan).

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds,
P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to distribute net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

FUND SUMMARIES — CONSUMER STAPLES FUND

13

ICON ENERGY FUND

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

Class A

Class C

Class S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)

5.75%

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)

1.00%

1.00%

None

Redemption Fee ($15 fee for wire redemptions only)

None

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees

1.00%

1.00%

1.00%

Distribution and/or Service (12b-1) Fees

0.25%

1.00%

None

Other Expenses

0.45%

0.47%

0.20%

Total Annual Fund Operating Expenses[1]

1.70%

2.47%

1.20%

[1]

Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the
Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

14

FUND SUMMARIES — ENERGY FUND

Example

This
example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class

1 Year

3 Years

5 Years

10 Years

Class A

$
832

$
1,080

$
1,445

$
2,468

Class C

$
350

$
769

$
1,315

$
2,805

Class S

$
122

$
381

$
660

$
1,455

You would pay the following expenses if you did not redeem your Class C shares:

1 Year

3 Years

5 Years

10 Years

Class C

$
250

$
769

$
1,315

$
2,805

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or
“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88.31% of the average value of its whole portfolio.

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value.
It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Energy sector (as determined by the Global Industry Classification Standard) including, but not limited to:
Coal & Consumable Fuels, Integrated Oil & Gas, Oil & Gas Drilling, Oil & Gas Equipment & Services, Oil & Gas Exploration & Production, and Oil & Gas Refining, Marketing,
Oil & Gas Storage & Transportation. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

FUND SUMMARIES — ENERGY FUND

15

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Energy sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, energy prices, supply and demand fluctuations, energy conservation, tax and other regulatory policies of governments, and global events including instability in the Middle East or war may impact the performance of the Fund.

Non-Diversified Portfolio Risk.  The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock
Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

16

FUND SUMMARIES — ENERGY FUND

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class S

Best Quarter: Q3 2005 25.18%        Worst Quarter: Q3 2008 -27.10%

FUND SUMMARIES — ENERGY FUND

17

Average Annual Total Returns

for the Periods ended 12/31/11

  Inception
Date

1 Year

5 Years

10 Years

  Since
Inception

  ICON Energy Fund
Class S

11/5/1997

Return Before Taxes

-5.57%

4.65%

12.93%

12.06%

  Return After Taxes on
Distributions

-6.00%

2.54%

11.58%

10.88%

  Return After Taxes on Distributions and Sale of
Fund Shares

-3.09%

3.72%

11.47%

10.70%

  S&P 1500 Energy Index (reflects no
deduction for fees, expenses, or taxes)

3.92%

4.86%

11.98%

9.38%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

0.11%

3.40%

4.30%

  ICON Energy Fund
Class A

9/30/2010

-11.38%

N/A

N/A

5.98%

  S&P 1500 Energy Index (reflects no
deduction for fees, expenses, or taxes)

3.92%

N/A

N/A

20.79%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

N/A

N/A

10.37%

  ICON Energy Fund
Class C

9/30/2010

-7.72%

N/A

N/A

10.28%

  S&P 1500 Energy Index (reflects no
deduction for fees, expenses, or taxes)

3.92%

N/A

N/A

20.79%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

N/A

N/A

10.37%

18

FUND SUMMARIES — ENERGY FUND

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s
Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Mr. Derek Rollingson, senior Investment Committee member, is the Portfolio Manager. He has managed the Fund since May 2007.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to
distribute net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

FUND SUMMARIES — ENERGY FUND

19

ICON FINANCIAL FUND

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

Class A

Class C

Class S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)

5.75%

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)

1.00%

1.00%

None

Redemption Fee ($15 fee for wire redemptions only)

None

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees

1.00%

1.00%

1.00%

Distribution and/or Service (12b-1) Fees

0.25%

1.00%

None

Other Expenses

6.12%

33.28%

0.40%

Total Annual Fund Operating Expenses

7.37%

35.28%

1.40%

Expense Reimbursements

(5.62)%

(32.78)%

-

Total Annual Fund Operating Expenses[1]

1.75%

2.50%

1.40%

[1]

Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the
Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

20

FUND SUMMARIES — FINANCIAL FUND

Example

This
example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class

1 Year

3 Years

5 Years

10 Years

Class A

$
837

$
2,144

$
3,478

$
6,549

Class C

$
353

$
5,461

$
7,993

$
9,993

Class S

$
143

$
444

$
766

$
1,680

You would pay the following expenses if you did not redeem your Class C shares:

1 Year

3 Years

5 Years

10 Years

Class C

$
253

$
5,461

$
7,993

$
9,993

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or
“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100.23% of the average value of its whole portfolio.

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities
ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Financial sector (as determined by the Global Industry
Classification Standard) including, but not limited to: Asset Management & Custody Banks, Consumer Finance, Diversified Banks, Diversified Capital Markets, Diversified Real Estate Activities, Diversified REITs, Industrial REITs, Insurance
Brokers, Investment Banking & Brokerage, Life & Health Insurance, Mortgage REITs, Multi-line Insurance, Multi-sector Holdings, Office REITs, Other Diversified Financial Services, Property & Casualty Insurance, Real Estate
Development, Real Estate Operating Companies, Real Estate Services, Regional Banks, Reinsurance, Residential REITs, Retail REITs, Specialized Finance, Specialized REITs and Thrifts & Mortgage Finance. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior

FUND SUMMARIES — FINANCIAL FUND

21

notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in
securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration
Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the
Financial sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, interest rate fluctuations, general economic conditions, the availability and cost of capital, natural disasters and changes in government regulation and legislation may impact the performance of the Fund.

Non-Diversified
Portfolio Risk.  The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The
Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk.  The Fund may
invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

22

FUND SUMMARIES — FINANCIAL FUND

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class S

Best Quarter: Q3 2009 30.35%        Worst Quarter: Q4 2008 -32.93%

FUND SUMMARIES — FINANCIAL FUND

23

Average Annual Total Returns

for the Periods ended 12/31/11

Inception Date

1 Year

5 Years

10 Years

Since Inception

  ICON Financial Fund
Class S

7/1/1997

Return Before Taxes

-15.30%

-15.77%

-3.42%

1.29%

  Return After Taxes on
Distributions

-15.37%

-16.32%

-4.05%

-0.24%

  Return After Taxes on Distributions and Sale of
Fund Shares

-9.85%

-12.37%

-2.51%

0.77%

  S&P 1500 Financials Index (reflects no
deduction for fees, expenses, or taxes)

-15.01%

-15.40%

-3.55%

0.71%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

0.11%

3.40%

4.72%

  ICON Financial Fund
Class A

9/30/2010

-20.41%

N/A

N/A

-10.11%

  S&P 1500 Financials Index (reflects no
deduction for fees, expenses, or taxes)

-15.01%

N/A

N/A

-4.32%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

N/A

N/A

10.37%

  ICON Financial Fund
Class C

9/30/2010

-17.20%

N/A

N/A

-6.43%

  S&P 1500 Financials Index (reflects no
deduction for fees, expenses, or taxes)

-15.01%

N/A

N/A

-4.32%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

N/A

N/A

10.37%

24

FUND SUMMARIES — FINANCIAL FUND

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s
Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Mr. Derek Rollingson, senior Investment Committee member, is the Portfolio Manager. He has managed the Fund since January 2003.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to
distribute net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

FUND SUMMARIES — FINANCIAL FUND

25

ICON HEALTHCARE FUND

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in
“Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

Class A

Class C

Class S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)

5.75%

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)

1.00%

1.00%

None

Redemption Fee ($15 fee for wire redemptions only)

None

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees

1.00%

1.00%

1.00%

Distribution and/or Service (12b-1) Fees

0.25%

1.00%

None

Other Expenses

5.90%

29.38%

0.36%

  Expense
Recoupments[2]

-

-

0.00%

Total Annual Fund Operating Expenses

7.15%

31.38%

1.36%

  Expense
Reimbursements[2]

(5.40)%

(28.88)%

0.00%

Total Annual Fund Operating Expenses[1]

1.75%

2.50%

1.36%

[1]

Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the
Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing

26

FUND SUMMARIES — HEALTHCARE FUND

expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

[2]
  During the year-ended September 30, 2011, ICON Advisers waived $3,261 and recouped $3,261 of Class S expenses. At September 30, 2011, Class S was neither waiving nor recouping expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class

1 Year

3 Years

5 Years

10 Years

Class A

$
837

$
2,105

$
3,409

$
6,430

Class C

$
353

$
5,101

$
7,728

$
10,165

Class S

$
138

$
431

$
745

$
1,636

You would pay the following expenses if you did not redeem your Class C shares:

1 Year

3 Years

5 Years

10 Years

Class C

$
253

$
5,101

$
7,728

$
10,165

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or
“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83.63% of the average value of its whole portfolio.

Principal Investment Strategies.  The Fund using a quantitative methodology to identify securities
ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Health Care sector (as determined by the Global Industry
Classification Standard) including, but not limited to: Biotechnology, Health Care Distributors, Health Care Equipment, Health Care Facilities, Health Care Services, Health Care Supplies, Health Care Technology, Life Sciences Tools &
Services, Managed Health Care, and Pharmaceuticals. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity

FUND SUMMARIES — HEALTHCARE FUND

27

securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund.
The main risks of investing in this Fund are:

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Health Care sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, competition, patent considerations, regulatory approval of products, and government regulation may impact the performance of the Fund. Many of these products and services are also subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

Non-Diversified Portfolio Risk.  The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock
Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

28

FUND SUMMARIES — HEALTHCARE FUND

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class S

Best Quarter: Q4 2004 16.81%        Worst Quarter: Q1 2008 -16.93%

FUND SUMMARIES — HEALTHCARE FUND

29

Average Annual Total Returns

for the Periods ended 12/31/11

Inception Date

1 Year

5 Years

10 Years

Since Inception

  ICON Healthcare Fund
Class S

2/24/1997

Return Before Taxes

11.60%

0.25%

5.03%

8.04%

  Return After Taxes on
Distributions

11.44%

-0.13%

4.67%

6.62%

  Return After Taxes on Distributions and Sale of
Fund Shares

7.74%

0.19%

4.38%

6.33%

  S&P 1500 Health Care Index (reflects no
deduction for fees, expenses, or taxes)

11.88%

3.20%

2.86%

6.43%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

0.11%

3.40%

5.31%

  ICON Healthcare Fund
Class A

9/30/2010

4.86%

N/A

N/A

8.86%

  S&P 1500 Health Care Index (reflects no
deduction for fees, expenses, or taxes)

11.88%

N/A

N/A

13.32%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

N/A

N/A

10.37%

  ICON Healthcare Fund
Class C

9/30/2010

9.37%

N/A

N/A

13.28%

  S&P 1500 Health Care Index (reflects no
deduction for fees, expenses, or taxes)

11.88%

N/A

N/A

13.32%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

N/A

N/A

10.37%

30

FUND SUMMARIES — HEALTHCARE FUND

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s
Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Mr. Scott Callahan, Investment Committee member, is the Portfolio Manager and has managed the Fund since January 2009.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to
distribute net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

FUND SUMMARIES — HEALTHCARE FUND

31

ICON INDUSTRIALS FUND

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in
“Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

Class A

Class C

Class S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)

5.75%

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)

1.00%

1.00%

None

Redemption Fee ($15 fee for wire redemptions only)

None

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees

1.00%

1.00%

1.00%

Distribution and/or Service (12b-1) Fees

0.25%

1.00%

None

Other Expenses

2.21%

11.56%

0.36%

Total Annual Fund Operating Expenses

3.46%

13.56%

1.36%

Expense Reimbursements

(1.71)%

(11.06)%

-

Total Annual Fund Operating Expenses[1]

1.75%

2.50%

1.36%

[1]

Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the
Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

32

FUND SUMMARIES — INDUSTRIALS FUND

Example

This
example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class

1 Year

3 Years

5 Years

10 Years

Class A

$
837

$
1,427

$
2,132

$
3,992

Class C

$
353

$
2,801

$
4,930

$
8,850

Class S

$
138

$
431

$
745

$
1,636

You would pay the following expenses if you did not redeem your Class C shares:

1 Year

3 Years

5 Years

10 Years

Class C

$
253

$
2,801

$
4,930

$
8,850

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or
“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.87% of the average value of its whole portfolio.

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities
ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Industrials sector (as determined by the Global Industry
Classification Standard) including, but not limited to: Aerospace & Defense, Air Freight & Logistics, Airlines, Airport Services, Building Products, Commercial Printing, Construction & Engineering, Construction &
Farm Machinery & Heavy Equipment, Diversified Support Services, Electrical Components & Equipment, Environmental & Facilities Services, Heavy Electrical Equipment, Highways & Railtracks, Human Resources &
Employment Services, Industrial Conglomerates, Industrial Machinery, Marine, Marine Ports & Services, Office Services & Supplies, Railroads, Research & Consulting Services, Security & Alarm Services, Trading
Companies & Distributors, and Trucking. This strategy may not be changed unless the Fund shareholders are given at least

FUND SUMMARIES — INDUSTRIALS FUND

33

60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in
securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration
Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the
Industrials sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, interest rates, insurance costs, technical progress, capital-spending levels, labor relations and government regulation may impact the performance of the Fund.

Non-Diversified Portfolio
Risk.  The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

34

FUND SUMMARIES — INDUSTRIALS FUND

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class S

Best Quarter: Q2 2009 19.64%        Worst Quarter: Q4 2008 -25.81%

FUND SUMMARIES — INDUSTRIALS FUND

35

Average Annual Total Returns

for the Periods ended 12/31/11

  Inception
Date

1 Year

5 Years

10 Years

  Since
Inception

  ICON Industrials Fund
Class S

5/9/1997

Return Before Taxes

-4.27%

-0.91%

3.16%

3.47%

  Return After Taxes on
Distributions

-4.44%

-1.16%

2.16%

2.30%

  Return After Taxes on Distributions and Sale of
Fund Shares

-2.55%

-0.78%

2.51%

2.54%

  S&P 1500 Industrials Index (reflects no
deduction for fees, expenses, or taxes)

-0.88%

1.11%

3.98%

5.65%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

0.11%

3.40%

5.25%

  ICON Industrials Fund
Class A

9/30/2010

-10.17%

N/A

N/A

-0.05%

  S&P 1500 Industrials Index (reflects no
deduction for fees, expenses, or taxes)

-0.88%

N/A

N/A

9.45%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

N/A

N/A

10.37%

  ICON Industrials Fund
Class C

9/30/2010

-6.25%

N/A

N/A

4.17%

  S&P 1500 Industrials Index (reflects no
deduction for fees, expenses, or taxes)

-0.88%

N/A

N/A

9.45%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

N/A

N/A

10.37%

36

FUND SUMMARIES — INDUSTRIALS FUND

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s
Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Mr. Zach Jonson, Investment Committee member, is the Portfolio Manager and has managed the Fund since May 2007.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic
Investment Plan).

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds,
P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to distribute net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

FUND SUMMARIES — INDUSTRIALS FUND

37

ICON INFORMATION TECHNOLOGY FUND

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

Class A

Class C

Class S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)

5.75%

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)

1.00%

1.00%

None

Redemption Fee ($15 fee for wire redemptions only)

None

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees

1.00%

1.00%

1.00%

Distribution and/or Service (12b-1) Fees

0.25%

1.00%

None

Other Expenses

214.31%

113.00%

0.34%

Total Annual Fund Operating Expenses

215.56%

115.00%

1.34%

Expense Reimbursements

(213.81)%

(112.49)%

-

Total Annual Fund Operating Expenses[1]

1.75%

2.51%

1.34%

[1]

Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the
Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

38

FUND SUMMARIES — INFORMATION TECHNOLOGY FUND

Example

This
example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class

1 Year

3 Years

5 Years

10 Years

Class A

$
837

$
11,232

$
11,232

$
11,232

Class C

$
354

$
6,148

$
6,148

$
6,148

Class S

$
136

$
424

$
734

$
1,612

You would pay the following expenses if you did not redeem your Class C shares:

1 Year

3 Years

5 Years

10 Years

Class C

$
254

$
6,148

$
6,148

$
6,148

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or
“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.84% of the average value of its whole portfolio.

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities
ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Information Technology sector (as determined by the Global
Industry Classification Standard) including, but not limited to: Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Components,
Electronic Equipment & Instruments, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Other Services, Office Electronics, Semiconductor Equipment, Semiconductors,
Systems Software and Technology Distributors. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

FUND SUMMARIES — INFORMATION TECHNOLOGY FUND

39

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Information Technology sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Fund’s performance may be impacted by general economic conditions, product cycles, competition, and government regulation. In addition, technological services and products are subject to rapid obsolescence which may lower the market value of the securities in the sector.

Non-Diversified Portfolio Risk.  The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

40

FUND SUMMARIES — INFORMATION TECHNOLOGY FUND

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class S

Best Quarter: Q3 2003 34.20%        Worst Quarter: Q4 2008 -26.59%

FUND SUMMARIES — INFORMATION TECHNOLOGY FUND

41

Average Annual Total Returns

for the Periods ended 12/31/11

Inception Date

1 Year

5 Years

10 Years

Since Inception

  ICON Information Technology Fund
Class S

2/19/1997

Return Before Taxes

2.03%

-0.52%

-1.11%

6.69%

  Return After Taxes on
Distributions

2.03%

-0.54%

-1.11%

5.10%

  Return After Taxes on Distributions and Sale of
Fund Shares

1.32%

-0.44%

-0.93%

5.39%

  S&P 1500 Information Technology
Index (reflects no deduction for fees, expenses, or taxes)

1.12%

3.78%

2.33%

5.15%

  NASDAQ Composite Index (reflects no
deduction for fees, expenses, or taxes)

-1.80%

1.53%

2.94%

4.44%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

0.11%

3.40%

5.28%

  ICON Information Technology
Fund Class A

9/30/2010

-4.04%

N/A

N/A

4.45%

  S&P 1500 Information Technology
Index (reflects no deduction for fees, expenses, or taxes)

1.12%

N/A

N/A

9.67%

  NASDAQ Composite Index (reflects no
deduction for fees, expenses, or taxes)

-1.80%

N/A

N/A

7.90%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

N/A

N/A

10.37%

42

FUND SUMMARIES — INFORMATION TECHNOLOGY FUND

Inception Date

1 Year

5 Years

10 Years

Since Inception

  ICON Information Technology
Fund Class C

9/30/2010

-0.10%

N/A

N/A

8.62%

  S&P 1500 Information Technology
Index (reflects no deduction for fees, expenses, or taxes)

1.12%

N/A

N/A

9.67%

  NASDAQ Composite Index (reflects no
deduction for fees, expenses, or taxes)

-1.80%

N/A

N/A

7.90%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

N/A

N/A

10.37%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Mr. Scott Callahan, Investment Committee member, is the Portfolio Manager and has managed the Fund since January 2009.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to
distribute net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

FUND SUMMARIES — INFORMATION TECHNOLOGY FUND

43

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

44

FUND SUMMARIES — INFORMATION TECHNOLOGY FUND

ICON MATERIALS FUND

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

Class A

Class C

Class S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)

5.75%

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)

1.00%

1.00%

None

Redemption Fee ($15 fee for wire redemptions only)

None

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees

1.00%

1.00%

1.00%

Distribution and/or Service (12b-1) Fees

0.25%

1.00%

None

Other Expenses

1.01%

2.11%

0.33%

  Expense
Recoupments[2]

0.00%

-

-

Total Annual Fund Operating Expenses

2.26%

4.11%

1.33%

  Expense
Reimbursements[2]

(0.52)%

(1.61)%

-

Total Annual Fund Operating Expenses[1]

1.74%

2.50%

1.33%

[1]

Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the
Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing

FUND SUMMARIES — MATERIALS FUND

45

expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

[2]
  During the year-ended September 30, 2011, ICON Advisers waived $2,428 and recouped $9 of Class A expenses. At September 30, 2011, Class A was waiving expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class

1 Year

3 Years

5 Years

10 Years

Class A

$
836

$
1,194

$
1,671

$
2,982

Class C

$
353

$
1,103

$
1,969

$
4,199

Class S

$
135

$
421

$
728

$
1,600

You would pay the following expenses if you did not redeem your Class C shares:

1 Year

3 Years

5 Years

10 Years

Class C

$
253

$
1,103

$
1,969

$
4,199

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or
“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.97% of the average value of its whole portfolio.

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities
ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Materials sector (as determined by the Global Industry
Classification Standard) including, but not limited to Aluminum, Commodity Chemicals, Construction Materials, Diversified Chemicals, Diversified Metals & Mining, Fertilizers & Agricultural Chemicals, Forest Products, Gold,
Industrial Gases, Metal & Glass Containers, Paper Packaging, Paper Products, Precious Metals & Minerals, Specialty Chemicals, and Steel. This strategy may not be changed

46

FUND SUMMARIES — MATERIALS FUND

unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Materials sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, commodity prices, competition, and changes in government regulation may impact the performance of the Fund.

Non-Diversified Portfolio Risk.  The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are
“diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk.  The value of the stocks
and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

FUND SUMMARIES — MATERIALS FUND

47

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class S

Best Quarter: Q4 2003 28.47%        Worst Quarter: Q4 2008 -30.77%

48

FUND SUMMARIES — MATERIALS FUND

Average Annual Total Returns

for the Periods ended 12/31/11

Inception Date

1 Year

5 Years

10 Years

Since Inception

  ICON Materials Fund
Class S

5/5/1997

Return Before Taxes

-9.74%

2.31%

8.99%

3.56%

  Return After Taxes on
Distributions

-9.88%

1.15%

7.97%

2.74%

  Return After Taxes on Distributions and Sale of
Fund Shares

-6.15%

1.48%

7.59%

2.73%

  S&P 1500 Materials Index (reflects no
deduction for fees, expenses, or taxes)

-8.24%

2.46%

7.60%

5.49%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

0.11%

3.40%

5.20%

  ICON Materials Fund
Class A

9/30/2010

-15.28%

N/A

N/A

-1.27%

  S&P 1500 Materials Index (reflects no
deduction for fees, expenses, or taxes)

-8.24%

N/A

N/A

6.39%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

N/A

N/A

10.37%

  ICON Materials Fund
Class C

9/30/2010

-11.69%

N/A

N/A

2.79%

  S&P 1500 Materials Index (reflects no
deduction for fees, expenses, or taxes)

-8.24%

N/A

N/A

6.39%

  S&P Composite 1500 Index (reflects no
deduction for fees, expenses, or taxes)

1.75%

N/A

N/A

10.37%

FUND SUMMARIES — MATERIALS FUND

49

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s
Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Mr. Zach Jonson, Investment Committee member, is the Portfolio Manager and has managed the Fund since January 2007.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for
Automatic Investment Plan).

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds,
P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to distribute net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

50

FUND SUMMARIES — MATERIALS FUND

ICON UTILITIES FUND

(Formerly, ICON Telecommunication & Utilities Fund)

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

Class A

Class C

Class S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)

5.75%

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)

1.00%

1.00%

None

Redemption Fee ($15 fee for wire redemptions only)

None

None

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees

1.00%

1.00%

1.00%

Distribution and/or Service (12b-1) Fees

0.25%

1.00%

None

Other Expenses

184.09%

120.08%

0.61%

Total Annual Fund Operating Expenses

185.34%

122.08%

1.61%

Expense Reimbursements

(183.59)%

(119.58)%

(0.10)%

Total Annual Fund Operating Expenses[1]

1.75%

2.50%

1.51%

[1]

Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the
Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing

FUND SUMMARIES — UTILITIES FUND

51

expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class

1 Year

3 Years

5 Years

10 Years

Class A

$
837

$
9,762

$
9,762

$
9,762

Class C

$
353

$
6,510

$
6,510

$
6,510

Class S

$
154

$
498

$
866

$
1,902

You would pay the following expenses if you did not redeem your Class C shares:

1 Year

3 Years

5 Years

10 Years

Class C

$
253

$
6,510

$
6,510

$
6,510

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or
“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114.73% of the average value of its whole portfolio.

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities
ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Utilities sectors (as determined by the Global Industry
Classification Standard) including, but not limited to: Electric Utilities, Gas Utilities, Independent Power Producers & Energy Traders, Multi-utilities and Water Utilities. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

52

FUND SUMMARIES — UTILITIES FUND

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Utilities sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, supply and demand, competition, and government regulation or deregulation may impact the performance of this Fund. The recent trend towards deregulation in the Utilities industries presents special risks. Companies may be faced with increased competition and may become less profitable.

Non-Diversified Portfolio Risk.  The Fund is “non-diversified”
which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

FUND SUMMARIES — UTILITIES FUND

53

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class S

Best Quarter: Q2 2003 21.09%        Worst Quarter: Q3 2002 -15.70%

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FUND SUMMARIES — UTILITIES FUND

Average Annual Total Returns

for the Periods ended 12/31/11

Inception Date

1 Year

5 Years

10 Years

Since Inception

  ICON Utilities Fund (Formerly, ICON
Telecommunication & Utilities Fund) Class S

7/9/1997

Return Before Taxes

14.72%

2.88%

6.56%

7.74%

  Return After Taxes on
Distributions

13.86%

1.66%

5.44%

4.75%

  Return After Taxes on Distributions and Sale of
Fund Shares

10.55%

2.02%

5.38%

5.02%

  S&P 1500 Telecommunications
Services Index (reflects no deduction for fees, expenses, or taxes)

5.83%

1.11%

1.42%

2.54%

  S&P 1500 Utilities Index (reflects no
deduction for fees, expenses, or taxes)

19.52%

4.27%

7.08%

7.41%

  S&P Composite 1500 Index
(reflects no deduction for fees, expenses, or taxes)

1.75%

0.11%

3.40%

4.59%

  ICON Utilities Fund
Class A

9/30/2010

7.19%

N/A

N/A

8.64%

  S&P 1500 Telecommunications
Services Index (reflects no deduction for fees, expenses, or taxes)

5.83%

N/A

N/A

10.78%

  S&P 1500 Utilities Index (reflects no
deduction for fees, expenses, or taxes)

19.52%

N/A

N/A

17.15%

  S&P Composite 1500 Index
(reflects no deduction for fees, expenses, or taxes)

1.75%

N/A

N/A

10.37%

FUND SUMMARIES — UTILITIES FUND

55

Inception Date

1 Year

5 Years

10 Years

Since Inception

  ICON Utilities Fund
Class C

9/30/2010

12.54%

N/A

N/A

13.59%

  S&P 1500 Telecommunications
Services Index (reflects no deduction for fees, expenses, or taxes)

5.83%

N/A

N/A

10.78%

  S&P 1500 Utilities Index (reflects no
deduction for fees, expenses, or taxes)

19.52%

N/A

N/A

17.15%

  S&P Composite 1500 Index
(reflects no deduction for fees, expenses, or taxes)

1.75%

N/A

N/A

10.37%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Mr. Robert Straus is the Portfolio Manager and has managed the Fund since January 2011.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for
Automatic Investment Plan).

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds,
P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to distribute net investment income, if any, generally on a quarterly basis and to distribute any net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing

56

FUND SUMMARIES — UTILITIES FUND

through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

FUND SUMMARIES — UTILITIES FUND

57

MORE ABOUT FUND SUMMARIES

The Funds’ investment objectives, principal investment strategies, main risks of investing, and fees and expenses are described in each
“Fund Summaries” section of the Prospectus. Additional information about the Funds’ investment strategies and associated risks are described in the “More About Investment Strategies and Risks” section of the Prospectus.

Comparative indexes are shown throughout this Prospectus to provide a basis for viewing a Fund’s historical performance against unmanaged securities market indexes. Each index shown accounts for both change in security price and reinvestment of dividends and distributions (except as noted below for the Consumer Discretionary Fund and the Industrials Fund) but does not reflect the impact of taxes and does not reflect the costs of managing a mutual fund. The Funds’ portfolios may differ significantly in holdings and composition from the indexes. You may not invest directly in these indexes.

•

The unmanaged Standard & Poor’s (“S&P”) Composite 1500 Index (“S&P Composite 1500 Index”) is a broad based capitalization-weighted index comprising 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies.

•

The capitalization-weighted S&P 1500 Sector and Industry Indexes are based on specific classifications determined by S&P.

•

  The unmanaged NASDAQ Composite (“NASDAQ”) Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small-Cap stocks.

•

Total returns for the S&P 1500 Consumer Discretionary Index and the S&P 1500 Industrial Index include the reinvestment of dividends and capital gain distributions beginning on January 1, 2002. Index returns with reinvested dividends and distributions are unavailable prior to that date.

FactSet Research Systems, Inc. (“FactSet”) is the source for the index returns included in this Prospectus.

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MORE ABOUT FUND SUMMARIES

MORE ABOUT INVESTMENT
STRATEGIES AND RISKS

Each Fund seeks to achieve its investment objective through its principal investment strategy. The principal investment strategies and risks of each Fund have been described in the Fund Summaries. This section of the Prospectus discusses other investment strategies used by the Funds and describes additional risks associated with an investment in the Funds. The Statement of Additional Information (“SAI”) contains more detailed information about the Funds’ investment policies and risks.

Overall Investment Strategy for the ICON Sector Funds

ICON Advisers, Inc. (“ICON” or “ICON
Advisers”), the Funds’ investment adviser, uses a disciplined, objective, non-emotional methodology to identify industries and sectors that our methodology suggests are underpriced relative to our calculation of intrinsic value. Our combination of industry rotation and bottom-up valuation of equity investments distinguishes us from other investment managers.

The ICON valuation
methodology is rooted in the fundamentals of finance. Earnings, future earnings growth, risk as measured by beta, and opportunity costs as determined by bond yields help us calculate the intrinsic value of a company. We rely on the integrity of the financial statements released to the market as a part of our analysis.

We use these fundamentals to analyze hundreds of companies included in approximately 150 separate industries, that change over time, and nine basic market sectors as classified by the Standard & Poor’s Global Industry Classification Standard. We then compare our valuation of a security to its current market price to arrive at a “value-to-price” ratio for each stock, and in turn, develop a value-to-price ratio for each of the industries.

We
believe that the market goes through themes over time. Themes are defined simply: stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. We sell industries we believe are overpriced and buy industries we believe are underpriced, as identified by our valuation model, to capture developing industry and sector themes without restrictions on market capitalization.

We compute a value-to-price ratio for the securities in our database to determine whether industries, sectors and a country’s securities markets are over- or underpriced. As themes in the market change over time, different countries, industries, and sectors may become leaders.

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

59

In addition to identifying industries over- or underpriced relative to the broad market, we generally consider those industries that demonstrate relative strength. At ICON, and in general, relative strength is a measure of the performance of an industry in relation to the performance of the broader market over a specified period of time.

Multi-Cap Approach

Many investment managers characterize
their style as falling into one of six style boxes: by a company’s market capitalization (small-cap, mid-cap, or large-cap) and by style (either value or growth). The ICON Funds are managed using an approach that imposes no limits or restrictions on the market capitalization of its investments. The ICON Funds have the freedom to invest in small-, mid-, and large-size companies because we believe stocks migrate through the grid over time.

Disclosure of Portfolio Holdings

A description of the
Funds’ policies and procedures related to the disclosure of the Funds’ portfolio securities is available at www.iconfunds.com and in the Funds’ SAI.

Other Portfolio Investments and Strategies

Foreign Securities.  The Funds may invest up to
20% of their net assets in foreign-traded securities. Foreign securities refer to securities of issuers, wherever organized, whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the
United States. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

ADRs.  The Funds may
invest in American Depositary Receipts and American Depositary Shares (collectively, “ADRs”). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR. ADRs are not considered foreign securities for purposes of 20% limit stated above under foreign securities.

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Fixed-Income Securities.  While the Funds generally emphasize investments in equity securities such as common and preferred stocks, they also may invest in investment-grade fixed-income securities. Fixed-income securities in which the Funds might invest include bonds, debentures, and other corporate or government obligations.

Securities That Are Not Readily Marketable.  Each Fund may invest up to 15% of its net assets in securities that are not “readily marketable.” A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount at which it is valued. For example, some securities are not registered under U.S.
securities laws and cannot be sold to the public because of Securities and Exchange Commission (“SEC”) regulations (these are known as “restricted securities”). Under procedures adopted by the Funds’ Board of Trustees
(“Board”), certain restricted securities may be deemed liquid and will not be counted toward the 15% limit.

Investments in illiquid
securities, which may include restricted securities, involve certain risks to the extent that a Fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

Securities of Other Investment
Companies.  The Funds may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940. The Funds’ purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

Derivatives.  A Fund may use derivatives to hedge
risks inherent in its portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, as a substitute for taking a position in an underlying asset, to reduce transaction costs associated with managing a portfolio, or to implement an investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the Funds may use include futures contracts, forwards contracts, purchasing and/or writing (selling) put and call options on securities, securities indexes, and foreign currencies. The Funds have limits on the use of derivatives and are not required to use them in seeking their investment objective. A small investment in derivatives could have a potentially large impact on a Fund’s performance; certain gains or losses could be amplified, increasing share price movements. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s other investments.

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

61

Temporary Defensive Investments.  In times of unstable or adverse market or economic conditions, up to 100% of a Fund’s assets may be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, foreign time deposits, short-term debt securities, U.S. government securities, or repurchase agreements. A Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions. To the extent a Fund invests defensively in these securities, it might not achieve its investment objective.

Portfolio Turnover.  The Funds do not have any limitations regarding portfolio turnover and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to a Fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rates of the Funds may be higher than other mutual funds with the same investment objectives. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance.

If a Fund realizes net capital gains when it sells portfolio investments, it generally must distribute those gains to shareholders, thus increasing their taxable distributions. This may adversely affect the after-tax performance of the Funds for shareholders with taxable accounts.

Securities
Lending.  The Funds may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. When a Fund lends its securities, it receives collateral (including cash collateral) at least equal to the amount of securities loaned. The collateral is then invested by our securities lending agent. There are various risks in the process of securities lending. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Funds may experience delays and costs in recovering the securities or gaining access to the collateral. There is the risk that the value of the collateral could decrease below the value of the replacement security by the time the replacement investment is made. There is the risk that the value of the collateral invested may lose money. In short, as a result of securities lending, the Fund may lose money thereby reducing returns and decreasing performance.

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More About Risk

These Funds are mutual funds — pooled investments that are professionally managed and provide you the opportunity to participate in financial markets.
They strive to meet their stated goals, although as with all mutual funds, they do not offer guaranteed results. As with any mutual fund, there is always the risk that you may lose all or a portion of the money on your investment in a Fund.

An investment in the Funds is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any
other government agency.

The Funds’ investments are subject to changes in their value from a number of factors, including:

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Funds may overweight industries within various sectors. The fact that a Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to the economic, business or other developments that affect those industries or sectors. This overweighting means a Fund may be less diverse and more volatile than its benchmark.

Volatility Risk.  Volatility risk is the risk that a specific security price will increase or decrease by greater increments than the general market. Equity sector funds are generally more volatile than diversified equity funds. Sector funds can vary widely in volatility depending on the diversity and volatility of the industries and stocks in which they invest. A fund’s volatility risk can also be impacted by the correlation among price movements of the industries and stocks held. Potential for greater volatility in sector funds may also exist if concentrated stock and/or industry positions are taken.

Company Risk.  The securities in the Funds’ portfolios may not perform as expected. Factors that can negatively affect a particular security’s price include poor earnings reports by the issuer, a restatement of earnings by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Opportunity Risk.  There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of that opportunity are held in other investments.

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

63

Risk of Fixed-Income Investments.  The Funds’ investments in fixed-income securities are subject to interest rate risk and credit risk, including changes in debt ratings.

Interest Rate Risk.  When interest rates
change, the value of a Fund’s fixed-income investments will be affected. Debt securities tend to move inversely with changes in interest rates. For example, when interest rates rise, debt security prices generally fall.

Credit Risk.  The value of the debt securities held by a Fund fluctuates with the credit quality of the issuers of those securities. A Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering the Fund’s share price.

Changes in Debt Ratings.  If a rating agency gives a debt security a lower rating, the value of the security will decline because investors may demand a higher rate of return.

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THE FUNDS’ INVESTMENT
MANAGER

Management and Administrative Fees

ICON Advisers, Inc. serves as investment adviser to each Fund and is responsible for selecting the Funds’ investments and handling their day-to-day business. ICON’s corporate offices are located at 5299
DTC Boulevard, Suite 1200, Greenwood Village, Colorado 80111.

ICON has been registered as an investment adviser since 1991. ICON also serves as investment adviser to mutual fund allocation portfolios invested in the Funds and to separate accounts, including pension and profit-sharing plans, and public retirement systems. As of December 31, 2011, ICON Advisers had $2.0 billion in total assets under management. Assets under management include mutual fund assets of approximately $1.4 billion and assets in mutual fund allocation portfolios and subadvisory relationships of approximately $0.6 billion that invest in and are already included in the ICON Funds’ mutual fund assets. Total assets under management include mutual fund assets, assets in mutual fund allocation portfolios that invest in the ICON Funds, institutional accounts, and separately managed accounts.

The Funds are managed using ICON’s valuation model which was developed by Dr. Craig Callahan. Dr. Callahan has been Chair of
ICON’s Investment Committee since 1991 and served as ICON’s Chief Investment Officer until January 2005.

ICON receives a management fee for
managing each Fund’s investments. For the fiscal year ended September 30, 2011, each Fund paid a management fee computed and accrued daily and paid monthly at an annual rate as follows:

1.00% on the first $500 million

0.950% on the next
$250 million

0.925% on the next $750 million

0.900% on the next $3.5 billion

0.875% on assets over
$5 billion

ICON also provides administrative services to the Funds. ICON receives an administrative fee from the Funds for these services that is calculated at an average annual rate of 0.05% on the first $1.5 billion of ICON Funds average daily net assets, 0.045% on the next $1.5 billion of such assets, 0.04% on the next $2 billion of such assets and 0.030% on such assets over
$5 billion.

THE FUNDS’ INVESTMENT MANAGER

65

A discussion regarding the basis for the Board’s approval of the investment advisory agreement is available in the Funds’ Annual Report to shareholders for the fiscal year ended September 30, 2011.

As discussed in each Fund Summary, ICON Advisers has
contractually agreed to waive expenses for certain funds/classes. As of September 30, 2011, the following amounts were still available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund

2014

ICON Consumer Discretionary Fund

$ 2,712

ICON Consumer Staples Fund

21,170

ICON Financial Fund

2,512

ICON Healthcare Fund

3,414

ICON Industrials Fund

2,849

ICON Information Technology Fund

2,606

ICON Materials Fund

3,934

ICON Utilities Fund (formerly, ICON Telecommunication & Utilities Fund)

25,886

Investment Committee Members — Portfolio Managers

ICON’s Investment Committee includes members who are responsible for managing mutual fund assets. Each Fund is team-managed in that individual Portfolio Managers have responsibility for evaluating their respective sectors and countries and identifying themes and industries within their assigned sectors or countries based on value-to-price ratios and relative strength metrics, the core of the ICON system. However, the day-to-day management of the
Fund’s portfolio is system-based and continuously monitored by the Portfolio Manager assigned to the relevant sector, country or Fund. The Portfolio Manager assigned to a Fund has the discretion to invest in and determine the amount of the various sectors within the Fund and the securities within the sector.

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THE FUNDS’ INVESTMENT MANAGER

The primary Portfolio Manager(s) for each Fund are:

Fund

Portfolio Manager

Tenure

ICON Consumer Discretionary Fund

Robert Straus, CFA, CMT

January 2003 until January 2011, Resumed July 2011

ICON Consumer Staples Fund

Robert Straus, CFA, CMT

Since January 2011

ICON Energy Fund

Derek Rollingson

Since May 2007

ICON Financial Fund

Derek Rollingson

Since January 2003

ICON Healthcare Fund

Scott Callahan

Since January 2009

ICON Industrials Fund

Zach Jonson

Since May 2007

ICON Information Technology Fund

Scott Callahan

Since January 2009

ICON Materials Fund

Zach Jonson

Since January 2007

ICON Utilities Fund

Robert Straus, CFA, CMT

Since January 2011

In addition to Dr. Craig Callahan, the ICON Investment Committee includes the following members:

Scott Callahan is a member of ICON’s Investment Committee. Mr. Callahan joined ICON in 2005 as a Research Analyst and was promoted to Assistant Portfolio
Manager in January 2006. He left ICON in August 2006 to pursue his MBA which he received from New York University’s Leonard N. Stern School of Business in 2008. Mr. Callahan became a Portfolio Manager in 2008. While pursuing his MBA,
Mr. Callahan was an intern for the United Nations Development Programme in its Department of Finance. He previously received a bachelor’s degree in psychology from the University of Colorado.

Zach Jonson is a member of ICON’s Investment Committee. Mr. Jonson joined ICON in 2003 as a Reconciliation and Performance Specialist. He became a
Research Analyst in 2006 and was promoted to a junior member and subsequently, a member of the Investment Committee as a Portfolio Manager in 2007. Mr. Jonson received a bachelor of arts degree in economics from the University of Colorado and an MBA from the University of Denver.

Michael “Mick” Kuehn, CFA, is a member of ICON’s Investment Committee. Mr. Kuehn manages the
ICON Asia-Pacific Region Fund and assists Mr. Snyder in the management of the ICON Europe and International Equity Funds. Mr. Kuehn joined ICON in 2006 as a Research Analyst. In 2007, he was promoted to the Investment Committee and subsequently, in 2008, Mr. Kuehn was promoted to a Portfolio Manager. Mr. Kuehn holds a bachelor’s degree in finance and information technology from the University of Colorado and a MBA from the University of Denver. Previously,
Mr. Kuehn served as a senior business analyst in the investments division for Thrivent Financial (2004-2006) and as a senior associate for Murrayhill Company (2002-2004).

THE FUNDS’ INVESTMENT MANAGER

67

Derek Rollingson is a senior member of ICON’s Investment Committee. Mr. Rollingson joined ICON in 2000 as a junior member of the Investment Committee. In 2003, he was named a senior member of the Investment Committee and a Portfolio Manager. He was previously employed as a research analyst in corporate litigation for Navigant Consulting from 1997 to 2000.

Scott Snyder, CFA, is a senior member of ICON’s Investment Committee. Mr. Snyder joined ICON in 2004 as a Research Analyst. In 2005, he was promoted to the Investment Committee and a Portfolio Manager. Previously, he was employed by FactSet as a portfolio analytics specialist from 2003-2004 and as a senior consultant from 2001-2003. Mr. Snyder received his bachelor of science degree in finance from Arizona State University and a MBA from the University of Denver.

Robert Straus, CFA, CMT, is a senior member of ICON’s
Investment Committee and ICON’s Director of Trading. Mr. Straus was previously employed by ICON as its Head Trader from 1996 to 1999 and rejoined ICON in 2001 as a junior member of the Investment Committee. In 2003, he was named a
Portfolio Manager and senior member of the Investment Committee. During 2000, Mr. Straus was a partner with Integral Asset Management LLC and subsequently a senior equity trader with Charles Schwab & Co., Inc. Mr. Straus received a bachelor of arts degree in journalism from NYU and an MBA from the University of Denver.

The SAI provides additional information about the Investment
Committee members’ compensation, other accounts managed by the Investment Committee members and their personal ownership of the ICON Funds.

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THE FUNDS’ INVESTMENT MANAGER

ABOUT YOUR INVESTMENT

YOUR SHARE PRICE

The price you pay for a share of a Fund and the price you receive upon selling, redeeming, or exchanging a share of a Fund is called the net asset value (“NAV”). NAV is calculated by dividing the total net assets of each Fund by the total number of shares outstanding. NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4 p.m. Eastern time) on each day that the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) or trading is restricted.

Foreign securities may trade in their local markets on days the NYSE is closed. Foreign transactions and changes in the value of the
Funds’ securities holdings on such days may affect the value of the Funds’ shares on days when you will not be able to purchase, exchange or redeem shares.

The Funds use pricing services to determine the market value of the securities in their portfolios. If market quotations are not readily available or are unreliable, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board or pursuant to procedures approved by the Board. These situations may include instances where an event occurs that materially affects the value of a security at a time when the security is not trading or when the securities are illiquid.

Foreign securities traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Funds’ Board to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions. The valuation assigned to fair-valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. The fair value procedures may not always better represent the price at which a Fund could sell the fair valued security and may not always result in a more accurate NAV.

The NAV of your
shares when redeemed may be more or less than the price you originally paid, depending primarily upon a Fund’s investment performance. If a Fund invests in another investment company, the Fund’s

YOUR SHARE PRICE

69

net asset value is based in part on the net asset value of the other investment companies in which the Fund invests. The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

Your purchase, exchange, or redemption of Fund shares will be priced at the next NAV calculated after your request is received in good order by the Funds’ transfer agent or other Fund agents.

ICON Distributors, Inc. (the
“Distributor”) may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the NYSE (normally, 4 p.m. Eastern time on each day that the NYSE is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that
Fund’s net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Fund no later than the time specified in such agreement; but, in any event, no later than 9 a.m. Eastern time following the day that such purchase or redemption orders are received by the broker or intermediary.

70

YOUR SHARE PRICE

ABOUT YOUR INVESTMENT

INVESTING IN THE ICON FUNDS

Policy Regarding Excessive Short-term Trading and Market Timing

While the Funds provide shareholders with daily liquidity, they are intended to be long-term investments and are not designed for investors who engage in short-term trading, market timing or other abusive trading practices. Short-term trading, market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance. In particular, frequent trading of Fund shares may:

•

  Cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing the Fund to miss out on investing opportunities;

•

Force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;

•

  Increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by the Fund as assets from subscriptions and/or redemptions move in and out;

•

Dilute the value of Fund shares held by long-term shareholders.

Although ICON will not knowingly permit investors to excessively trade the Funds in a manner to harm fund shareholders, ICON cannot guarantee that it will be able to identify and restrict all abusive trading in the
Funds. ICON has agreements to obtain relevant data for shareholder transactions received through financial intermediaries. Although ICON receives underlying account data, ICON cannot always know or reasonably detect excessive short-term trading through these intermediaries or through the use of omnibus accounts by these intermediaries. In an attempt to minimize harm to the Funds and their shareholders, ICON reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that ICON believes are made on behalf of excessive short-term traders.

Funds that focus investments
on specific sectors are subject to an increased risk of short-term trading. The Board has adopted and ICON has implemented the following tools designed to discourage short-term trading in the Funds:

•

Shareholder trade activity monitoring;

•

Trading guidelines; and

INVESTING IN THE ICON FUNDS

71

•

Specific use of fair value pricing, including daily fair value of foreign securities outside of the Western Hemisphere.

Although these tools are designed to discourage abusive short-term trading, none of these tools alone, nor all of them taken together, eliminates the possibility that abusive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments, which are inherently subjective. ICON seeks to make these judgments to the best of its abilities in a manner it believes is consistent with shareholder interests. For purposes of applying these tools, ICON may consider an investor’s trading history in the Funds and accounts under common ownership, influence or control. ICON may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

The Board has determined not to adopt a short-term redemption fee to discourage or address the potential costs of excessive frequent purchases and redemptions. Frequent purchases and redemptions of a Fund’s shares may result in additional costs that are borne by a Fund. The Board believes the current monitoring and actions taken against abusive short-term trading mitigates additional harm to the Funds.

Trade Activity Monitoring

ICON and its agents monitor selected trades based on a shareholder’s trading activity and history in an effort to detect abusive short-term trading activities.
If as a result of this monitoring ICON believes that a shareholder has engaged in abusive short-term trading, ICON may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

ICON believes it has the ability to monitor trades that are placed by underlying shareholders of omnibus accounts maintained by trading platforms, brokers, retirement plan accounts, and certain fee-based programs. If ICON identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If ICON is not satisfied that the intermediary has taken appropriate action, ICON may terminate the intermediary’s ability to transact in Fund shares. However, the ability to receive and analyze such information is limited and may inhibit ICON from eliminating the possibility of abusive short-term trading.

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INVESTING IN THE ICON FUNDS

Trading Guidelines

If a Fund, ICON, or one of its agents determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive or abusive (for example — as a guideline a purchase and sale within a 45-day period), the Fund or ICON may, in its discretion, reject additional purchase and exchange orders, regardless of whether or not such shareholder exceeds such guidelines. A Fund or ICON may and frequently has permitted exceptions to these guidelines for accounts that can demonstrate they are following a bona fide long-term investment strategy such as sector or industry rotation.

Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part. Transactions accepted by your financial intermediary in violation of ICON’s short-term trading policy are not deemed accepted by the Funds and may be cancelled or revoked by the financial intermediary. ICON may also suspend or terminate your exchange privileges if you engage in an excessive pattern of exchanges. ICON also reserves the right to delay delivery of redemption proceeds for up to seven days, or to honor certain redemptions with securities, rather than cash.

Fair Value Pricing

As discussed above,
the Funds have fair value pricing procedures in place, including the daily fair valuation of certain foreign securities. The Funds’ Valuation Committee meets as necessary to value securities in appropriate circumstances. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interests or other harm to shareholders.

INVESTING IN THE ICON FUNDS

73

ABOUT YOUR INVESTMENT

CLASSES OF SHARES, SALES CHARGE AND
DISTRIBUTION ARRANGEMENTS

Classes of Shares

Each Fund currently offers three classes of shares: Class A, Class C and Class S.

Class S shares
of the Funds are offered, generally, to existing Class S shareholders, institutional investors, platform sales and affiliates of or directly through ICON and can be purchased by:

•

A bank, trust company or other type of depository institution;

•

An insurance company, investment company, endowment or foundation purchasing shares for its own account;

•

A 401(k), 403(b) or 457(b) plan or the custodian for such a plan;

•

  Other qualified or non-qualified employee benefit plans, including pension, defined contribution, profit-sharing, health and welfare, or other employee benefit plans (“Eligible Benefit Plan”).

•

Shares purchased by investment representatives through fee-based investment products or accounts.

•

ICON Advisers reserves the right, in its sole discretion, to reimburse certain expenses of Class S shareholders who have or make a significant investment in the Funds. The reimbursement will not be paid by the Funds.

ICON reserves the right to change or waive the investment criteria for
Class S shares.

Using a Financial Intermediary

Class A shares must be purchased by or through a financial intermediary. If you purchase shares through a financial adviser or broker, they may impose policies, limitations and fees which are in addition to or different from those described in this Prospectus. Please read your financial intermediary’s program materials carefully.

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CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

Sales Charges

The following describes the sales charges and fees you will pay as an investor in Class A and Class C shares offered by the ICON Funds:

Class A

Class A shares are sold at their
public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge for each Fund is as follows:

Your Investment

Sales Charge as a % of Offering Price

  Sales Charge   as a % of   Your
Investment

  Dealer   Commission   as a % of
Offering Price

Less than $25,000

5.75%

6.10%

5.00%

$25,000 but less than $50,000

5.00%

5.26%

4.25%

$50,000 but less than $100,000

4.50%

4.71%

3.75%

$100,000 but less than $250,000

3.50%

3.63%

2.75%

$250,000 but less than $500,000

2.50%

2.56%

2.00%

$500,000 but less than $750,000

2.00%

2.04%

1.60%

$750,000 but less than $1 million

1.50%

1.52%

1.20%

$1 million and above

0.00%

0.00%

1.00%

[1]

[1]

If you invest $1,000,000 or more in Class A Shares, you will not pay an initial sales charge. In that case, ICON Distributors, Inc. compensates the financial intermediary from its own resources. See the SAI for details. However, if you redeem these shares within one year after purchase, you may be charged a contingent deferred sales charge of 1.00%. Such contingent deferred sales charges may be waived.

The sales charge, expressed as a percentage of the offering price of your investment, may be higher or lower than the percentages described in the table due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1.00% charge, described below, due to rounding. Except as provided under “Contingent Deferred Sales Charge Waivers” below, investments in Class A shares of $1 million or more may be subject to a 1.00% contingent deferred sales charge if shares are sold within

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

75

one year of purchase. The contingent deferred sales charge is based on the original purchase cost of shares being sold.

There are several ways to reduce or eliminate your sales charges.

Contact your investment professional if you think
you may qualify for any of the sales charge reduction or elimination programs described below.

At the time of making a purchase or redemption, it may be
necessary for you to inform your investment professional of the existence of other accounts, or any other facts and circumstances that may be relevant to qualifying for any of these programs and to provide your investment professional with certain information or records, such as account statements, to verify your qualification for any of these programs. You should provide information and records to your investment professional or any other financial intermediary regarding shares of ICON Funds held in all accounts by you and/or members of your immediate family.

Purchases Not Subject to Sales Charges on Class A Shares

The following purchases are not subject to any initial or contingent deferred sales charges, if the Funds are notified of the nature of the investment:

•

  shares purchased by investment representatives through fee-based investment products or accounts or by investors through an Eligible Benefit Plan.

•

shares purchased through financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers.

•

investments made by endowments or foundations.

•

  other qualified or non-qualified employee benefit plans, including pension, defined contribution, profit-sharing, health and welfare or other employee benefit plans.

The Distributor may pay dealers up to 1% on investments made in Class A with no initial sales charge.

The Funds may reimburse the Distributor for these payments through the Funds’ distribution plan.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell the Funds and employees of ICON Advisers and affiliates. Please see the SAI for more information.

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CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

Initial Sales Charge Reductions on Class A Shares

You may qualify for reduced initial sales charges under the privileges set forth below. You may combine your Class A investments with the Class A investments of your spouse, children under the age of 21 and grandchildren under the age of 21 (“family members”) to qualify for such privileges.

•

Letter of Intent.  You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. At your request, purchases made during the previous 90 days may be included in calculating this amount. Generally, 5% of shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges. Appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases.

•

  Concurrent Purchases.  You may combine simultaneous purchases of Class A shares of two or more ICON Funds to qualify for reduced sales charges.

•

Rights of Accumulation.  When the value of Class A shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added Class A investment will qualify for the reduced sales charge. To determine whether the sales charge reduction applies, the value of the Class A shares you already own will be calculated by using the higher of the current value or the original investment amount less any withdrawals. If you make a gift of shares, upon your request, you may purchase the Class A shares at the sales charge reduction allowed under rights of accumulation. Only Class A share balances currently held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge. Class A shares held through other financial services firms may not be added to your current purchase for purposes of determining your Class A sales charge. You may include the value of ICON Funds
Class A share investments held by the members of your immediate family including the value of ICON Funds Class A share investments held by you or them in individual retirement plans, such as individual retirement accounts, or IRAs, provided such Class A balances also currently held in an account through a financial services firm through whom you are making your current purchase. However, the value of ICON Funds Class A investments held in employer retirement plans, such as 401(k) plans, is not eligible for inclusion.

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

77

•

Aggregating Accounts.  Class A share investments made by you and your family members may be aggregated to receive a reduced sales charge if made for your own account(s) and/or certain other accounts, such as

•

trust accounts established by the above individuals (however if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts or the primary beneficiary of the trust);

•

solely controlled business accounts;

•

single participant plans

Repurchasing
Fund Class A Shares

You may apply proceeds from redeeming Class A shares of the Funds to repurchase Class A shares of any ICON
Funds without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 90 days after your redemption and notify ICON Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 90 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption if the Fund is notified in writing at the time of repurchase.

Class C

Sales Charges (Load)

No front-end sales charge. A contingent deferred sales charge (CDSC) of 1.00% may be imposed on shares redeemed within one year after purchase. The contingent deferred sales charge is based on the original purchase cost.

There is no CDSC on reinvested dividends or distributions. If you sell some but not all of your Class C shares, any shares not subject to the CDSC (i.e., shares purchased through reinvested dividends) will be redeemed first.

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CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

Contingent Deferred Sales Charge Waivers

The contingent deferred sales charge on Class A and Class C shares may be waived in the following cases:

•

Permitted exchanges of Class A for a Class A share or Class C for a Class C share, except if shares acquired by exchange are then redeemed within the period during which the contingent deferred sales charge would apply to the initial shares purchased;

•

Tax-free returns of excess contributions to IRAs;

•

  Redemptions due to death or post-purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

•

  Redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

•

Redemptions from individual employee benefit plan participants provided that the employee benefit plan does not redeem;

The contingent deferred sales charge on Class A shares may also be waived in the following cases:

•

Redemptions due to receiving required minimum distributions from retirement accounts upon reaching 70 1/2
(required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

•

Redemptions through a systematic withdrawal plan (including any dividends and/or capital gain distributions taken in cash); provided that such redemptions do not exceed 10% of the value of the account annually.

The contingent deferred sales charge on Class C shares may be waived in the following types of transaction, if together they do not exceed 12% of the value of an account annually:

•

Redemptions due to receiving required minimum distributions from retirement accounts upon reaching 70 1/2
(required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

•

if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash);
provided that such redemptions do not exceed 10% of the value of the account annually.

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

79

You may obtain more information about sales charge reductions and waivers by going to www.iconfunds.com from the
Statement of Additional Information or your financial adviser.

You may be able to exchange your shares to a different share class of the same Fund if it has a lower expense ratio provided certain conditions are met. This exchange feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Distributor specific for this purpose. In such an instance, your shares may be exchanged under certain circumstances. Class C shares may not be eligible for exchange until the CDSC period has expired; please contact your financial intermediary regarding the tax consequences of any exchange and for additional information and restrictions. Not all share classes are available through all intermediaries.

Rule 12b-1
Fees

The Funds have adopted a distribution plan under Investment Company Act Rule 12b-1 that allows the Funds to pay distribution and service fees for the sale of Class A and Class C shares and for other shareholder services. Because the fees are paid out of a class’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Servicing Agents may receive these fees from the Funds in exchange for providing a number of shareholder services, such as:

•

placing your orders;

•

providing investment advice, research and other advisory services;

•

handling correspondence for individual accounts; and

•

issuing shareholder statements and reports.

Revenue Sharing

The Distributor and ICON Advisers, at their
own expense, currently provide additional compensation to selected financial firms for services. A financial firm is a firm that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this
Prospectus) or provides services for mutual fund shareholders. Financial firms include registered investment advisers, brokers, dealers, insurance companies and banks. In addition, the Distributor and ICON Advisers currently make additional payments or provide other incentives to selected financial firms in an effort to obtain, among other things, services (including preferential services) such as, without limitation, paying for active asset allocation services provided to investors in the ICON
Funds, providing the ICON Funds with “shelf space” or a higher profile for the financial firms’

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CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

financial consultants and their customers, placing the ICON Funds on the financial firms’ preferred or recommended fund list, granting the Distributor or ICON Advisers access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars, conferences or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms including sales, assets and redemption rates, and the length of and quality of the financial firms’ relationship with the ICON Funds. The additional payments described above are made at the Distributor’s or ICON Advisers’ expense, as applicable.

Representatives of the Distributor and ICON Advisers visit financial firms on a regular basis to educate financial advisers about the ICON Funds and to encourage the sale of ICON Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals.

If investment advisers, distributors or affiliates of mutual funds make payments (including, without limitation, sub-transfer agency fees, platform fees and incentives) in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund (including ICON Funds) over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes.

You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by that firm and/or your financial adviser.

Sub-Transfer Agency Fees

Boston Financial Data Services,
Inc. provides shareholder and transfer agent services to the Funds. Registered broker-dealers, investment advisers, third-party administrators of tax-qualified retirement plans, and other entities (“Servicing Agents”) may also provide shareholder services, recordkeeping and/or administrative services to certain accounts. ICON may pay a sub-transfer agent fee to these Servicing Agents for these services. The Funds may reimburse ICON for all or a portion of these fees. Servicing
Agents receiving such fees may also receive 12b-1 fees.

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION
ARRANGEMENTS

81

ABOUT YOUR INVESTMENT

OPENING AN ACCOUNT

Types of Accounts

The following types of account registrations are available:

Individual or Joint Tenant

Individual accounts have a
single owner. Joint tenant accounts have two or more owners. Unless specified otherwise, joint accounts are set up with rights of survivorship, which means that upon the death of one account holder, ownership passes to the remaining account holder(s).

Transfer on Death

Transfer on Death
provides a way to designate beneficiaries on an Individual or Joint Tenant account.

UGMA or UTMA (Uniform Gift to Minors Act or Uniform Transfer to
Minors Act)

These accounts are a way to give money to a child or to help a child invest on his/her own. Depending on state laws, your account will be set up as an UGMA or UTMA.

Trust

A trust
needs to be effective before this type of account can be established. A copy of the first and last page of the Trust Agreement must be provided.

Corporation or Other Entity

A corporation or entity may own
an account. Please attach a certified copy of the articles of incorporation showing the person(s) authorized to act on this account.

Retirement
Accounts

You may set up the following retirement and similar accounts:

Traditional and Roth IRA

Both types of IRAs allow most individuals with earned income up to a specified maximum amount to contribute a specified amount annually.

82

OPENING AN ACCOUNT

Rollover IRA

Distributions from qualified employer-sponsored retirement plans (and, in most cases, from any IRA) generally retain their tax advantages when rolled over to an IRA within 60 days of receipt. You need to complete a Transfer, Direct Rollover and Conversion Form to move retirement assets to a Fund IRA.

Simplified Employee
Pension IRA (SEP-IRA)

This type of account allows self-employed persons or small business owners to make direct contributions to employees’ IRAs with minimal reporting and disclosure requirements.

SIMPLE (Savings Incentive Match Plan for Employees of
Small Employers)

This type of account allows small businesses that do not currently have another retirement plan to offer an IRA that is simple to form and administer.

Coverdell Education Savings Account (formerly Education IRA)

This type of account allows individuals, subject to certain income limitations, to contribute on behalf of any child under the age of 18.
Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are not subject to income tax if used for qualified education expenses.

Each year you will be charged a $15 custodial fee per Social Security number that holds any IRA accounts. This fee may be changed upon 30 days notice.

Profit-Sharing Plan and Money Purchase Pension Plan

Each of these types of retirement plans allows self-employed persons or small business owners and their employees to make tax-deductible contributions for themselves and any eligible employees.

401(k) Plan

This type of retirement plan allows employees
of corporations of any size to contribute a percentage of their wages on a tax-deferred basis.

OPENING AN ACCOUNT

83

403(b) Accounts

403(b) accounts must be purchased through registered representatives of broker-dealer firms that are authorized to sell the ICON Funds or other institutions that are authorized to sell the ICON Funds.

For All Accounts

We recommend that you consult your tax adviser regarding the particular tax rules and consequences of any investment option and account type.

Please be advised that under the laws of certain states, your property may be transferred (escheated) to the state if no activity occurs in your account for a period specified by state law.

Minimum Initial Investments

To open a Fund account, please
enclose a check payable to “ICON Funds” for:

•

$1,000 minimum per Fund

•

No minimum if you begin an Automatic Investment Plan

Class S shares may require a separate application and may have different investment procedures. For significant investments, contact ICON Advisers at 1-800-828-4881.

Minimum Additional Investments

•

In general, $100 per Fund for additional investments

•

In general, $100 per Fund for Automatic Investment Plan payments

84

OPENING AN ACCOUNT

(This page is
intentionally left blank)

ABOUT YOUR INVESTMENT

DOING BUSINESS WITH THE ICON FUNDS

To purchase Class A shares, your purchase must be made through registered representatives of broker-dealer firms that are authorized to sell the
ICON Funds or other institutions that are authorized to sell the ICON Funds.

How to Open an Account

By Phone 1-800-764-0442

If you have an existing account with us that has telephone exchange privileges, you can call to open an account in another ICON Fund by exchange.
The names and registrations need to be identical on both accounts.

Otherwise, you must complete a New Account Application and send it with your investment check. The Funds do not accept third-party checks or money orders.

We cannot establish new accounts with cash or certain other cash equivalents.

Cash equivalents include but are not limited to: cashier’s checks, money orders, treasury checks, credit card checks, starter checks or traveler’s checks.

  By Mail:   ICON Funds
 P.O. Box 55452   Boston, MA 02205-8165
 Overnight:   ICON Funds
30 Dan Road Canton, MA 02021-2809

Complete the proper application which you can request by calling 1-800-764-0442 or by visiting www.iconfunds.com. Make your check payable to
“ICON Funds.” We cannot establish new accounts with cash or certain other cash equivalents.

Cash equivalents include but are not limited to:
cashier’s checks, money orders, treasury checks, credit card checks, starter checks or traveler’s checks.

By Wire

Complete and mail the proper application. Call ICON Funds at 1-800-764-0442 to obtain your account number, then wire your funds.

Through Our Website www.iconfunds.com

Download, complete and mail a signed printout of the proper application with your investment check.

Through Automatic Investment Plans

Automatic Investment Plan (AIP) allows you to make electronic purchases directly from a checking or savings account. The minimum to open an account is generally $100 per Fund per month. We charge no fee for AIP.

86

DOING BUSINESS WITH THE ICON FUND

How to Add to an Account

How to Redeem Shares

How to Exchange Shares

Electronic Funds Transfer allows you to make electronic purchases directly from a checking or savings account at your request. You may establish
Electronic Funds Transfer when your account is opened, or add it later by completing an Account Changes Form. Only bank accounts held at domestic financial institutions that are Automated Clearing House members may be used for telephone transactions. We charge no fee for Electronic Funds Transfer transactions. It may take up to 15 days after an account is established for Electronic Funds Transfer to be available.

We can generally send proceeds only to the address or bank of record. Minimum redemption — $100; $1,000 minimum for redemptions by wire. Phone redemption is not available on retirement accounts and certain other accounts. The maximum amount that can be redeemed is $50,000 per social security number.

If you have telephone exchange privileges, you may exchange from one ICON Fund to another. The names and registrations need to be identical on both accounts.

Make your check payable to “ICON Funds.” Enclose a purchase stub (from your most recent confirmation or statement); if you do not have one, write the Fund name and your account number on the check. For IRAs, please state the contribution year.

The Funds do not accept cash equivalents
except for transfer of assets and roll-overs from bank retirement accounts. Cash equivalents include but are not limited to: cashier’s checks, money orders, Treasury checks, credit card checks, starter checks or travelers’
checks.

In a letter, please tell us the number of shares or dollars you wish to redeem, the name(s) of the account owner(s), the Fund and account number. All account owners need to sign the request exactly as their names appear on the account. We can send proceeds to the address or bank of record. A Medallion Guarantee is required for transactions greater than $50,000.

In a letter, include the name(s) of the account owner(s), the Fund and account number you wish to exchange from, the dollar or share amount, and the account you wish to exchange into. All account owners need to sign the request exactly as their names appear on the account.

Wire funds to:

State Street Bank and
Trust Company

ABA#011000028

Attn: Custody

DDA# 99056673

225 Franklin St., Boston, MA 02110

Credit: Name of ICON Fund

Further Credit: Shareholder name
and account number

$1,000 minimum. Monies are usually received the business day after you sell. Unless otherwise specified, we will deduct the $15 wire redemption fee from your redemption proceeds.

Not applicable.

Not available.

Not available.

Not available.

Automatic Investment Plan (AIP) allows you to make electronic purchases directly from a checking or savings account. The minimum to open an account is generally $100 per Fund per month. We charge no fee for AIP.

Systematic Withdrawal Plan permits you to receive a fixed sum on a monthly, quarterly or annual basis from accounts generally with a value of $5,000 or more. Payments may be sent electronically to your bank of record or to you in check form.

Fund-to-Fund Investment Plan allows you to automatically exchange a fixed dollar amount from one Fund to purchase shares in another Fund.

DOING BUSINESS WITH THE ICON FUND

87

ABOUT YOUR INVESTMENT

REDEEMING SHARES

Shares Recently Purchased by Check or Electronic Funds Transfer

Proceeds from redemptions of shares
recently purchased by check or Electronic Funds Transfer will be placed on hold until your check has cleared (which may take up to 12 business days). During this time, you may make exchanges to another Fund but may not receive the proceeds of redemption. Although payment may be delayed, the price you receive for your redeemed shares will not be affected.

Individual, Joint Tenant, Transfer
on Death

If requesting a redemption in writing, a letter of instruction needs to be signed by all account owners as their names appear on the account.

UGMA/UTMA Accounts

If requesting a
redemption in writing, a letter of instruction needs to be signed by the custodian on the account.

Retirement Accounts

Please call 1-800-764-0442 for the appropriate redemption or withdrawal form.

Trust Accounts

The trustee needs to sign a letter indicating his/her capacity as trustee. If the trustee’s name is not in the account registration, you will need to provide a signature guarantee or Certificate of Incumbency dated within the past 6 months.

Corporation or Other Entity

A certified corporate resolution complete with a corporate seal or signature guarantee needs to be provided. At least one person authorized to act on the account needs to sign the letter.

Signature Guarantee

For your protection, we require a signature guarantee by an eligible signature guarantor if you request:

•

to change account ownership

88

REDEEMING SHARES

•

a redemption check made payable to anyone other than the shareholder(s) of record

•

a redemption check mailed to an address other than the address of record

•

a redemption check or wire sent to a bank other than the bank on file

•

a redemption check mailed to an address of record that has been changed within 30 days of your request

•

a redemption for $50,000 or more

•

to add telephone redemption privileges

•

to change bank account information on an account

Eligible signature guarantors must participate in the Securities Transfer Agents Medallion Program (STAMP). You can have your signature guaranteed at a:

•

bank

•

broker-dealer

•

credit union (if authorized under state law)

•

securities exchange/association

•

clearing agency

•

savings association

Please note that a notary
public cannot provide a signature guarantee.

We reserve the right to require signature guarantee(s) on any redemption.

Redemption Proceeds

We can deliver redemption proceeds
to you:

By Check

Checks are sent to the address
of record. If you request that a check be sent to another address, we require a signature guarantee (see Signature Guarantee above). If you don’t specify, we will deliver proceeds via check. No interest will accrue on amounts represented by uncashed redemption checks.

REDEEMING SHARES

89

By Wire

$1,000
minimum. Proceeds are usually received the business day after the date you sell. Unless otherwise specified, we will deduct a $15 wire redemption fee from your redemption proceeds.

By Electronic Funds Transfer

Proceeds are usually transferred to your bank two business days after you sell.
Call your bank to find out when monies are accessible.

The Funds also reserve the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount you are redeeming is large enough to affect Fund operations. This right may be exercised only if the amount of your redemption exceeds the lesser of $250,000 or 1% of a Fund’s net assets in any 90-day period.

90

REDEEMING SHARES

ABOUT YOUR INVESTMENT

TRANSACTION POLICIES

Please note that in compliance with the USA Patriot Act of 2001, the transfer agent will verify certain information on your account application as part of the ICON Funds’ Anti-Money Laundering Program. As requested on the application, please supply your full name, date of birth, Social Security number or other taxpayer identification, and permanent mailing address for all owners on the account. For entities such as corporations or trusts, the person opening the account on behalf of the entity must provide this information. The transfer agent will use this information to verify your identity using various methods. In the event that your identity cannot be sufficiently verified, the transfer agent may employ additional verification methods or refuse to open your account. This information will also be verified when you change the physical address on your account. Mailing addresses containing a P.O. Box will be accepted only if accompanied by a permanent street address. If you do not supply the necessary information, the transfer agent may not be permitted to open your account. Please contact 1-800-764-0442 if you need additional assistance when completing your application.

If a Fund or the transfer agent does not have a reasonable belief as to the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction until such information is received. A Fund also reserves the right to close an account if clarifying information and documentation are not received.

The Funds accept investments only from U.S. shareholders who have a Social Security number or tax identification number; foreign investors are not accepted.

We can execute transaction requests only if they are in “good order.” Good order means that you have provided sufficient information necessary to process your request, as outlined in this prospectus, including any required signatures and medallion signature guarantees. There also must not be any restrictions applied to your account. Your request is not considered to be in “good order” by the Funds until it meets these requirements.

You will be contacted in writing if we encounter processing problems. Call 1-800-764-0442 if you have any questions about these procedures.

We cannot accept conditional transactions requesting that a transaction occur on a specific date or at a specific share price.

TRANSACTION POLICIES

91

Transactions Conducted by Phone or Fax

The Funds, ICON, and their agents are not responsible for the authenticity of instructions received by phone or fax. By signing a New Account Application or an IRA Application (unless specifically declined on the
Application), by providing other written (for redemptions) or verbal (for exchanges) authorization, or by requesting Automatic Investment Plan or payroll deduction privileges, you agree to release the Funds, ICON, and their agents from any and all liability for acts or omissions done in good faith under the authorizations contained in the application, including their possibly effecting unauthorized or fraudulent transactions.

As a result of your executing such a release, you bear the risk of loss from an unauthorized or fraudulent transaction. However, if we fail to employ reasonable procedures to attempt to confirm that telephone or fax instructions are genuine, the Funds, or one of its service providers or intermediaries, may be liable for any resulting losses. These security procedures include, but are not necessarily limited to, one or more of the following:

•

requiring personal identification prior to acting upon instructions

•

providing written confirmation of such transactions

•

tape-recording telephone instructions

ICON
will not accept account or trade instructions via e-mail.

ICON will only accept instructions via fax from broker dealers.

Effective Date of Transactions

Transaction requests
received in good order prior to the close of the NYSE on a given business day will be effective on that date. We consider investments to be received in good order when all required documents and your check or wired funds are received by the
Funds’ transfer agent or other agents. Under certain circumstances, payment of redemption proceeds may be delayed for up to seven calendar days to allow for the orderly liquidation of securities. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances, as determined by the SEC, we may suspend redemptions or postpone payments.

U.S. Dollars

Purchases need to be made in U.S. dollars, and
investment checks need to be drawn on U.S. banks. We cannot accept cash or cash equivalents. The Funds will accept cash equivalents for transfer of assets and rollovers from

92

TRANSACTION POLICIES

bank retirement accounts. Cash equivalents include but are not limited to cashier’s checks, money orders, Treasury checks, credit card checks, starter checks or travelers’ checks.

Returned Checks

If your check is returned due
to insufficient funds, we will cancel your purchase, and you will be liable for any losses or fees incurred by the Funds or its agents. There is a $25 fee for each returned check. If you are a current shareholder, shares may be redeemed from other accounts, if needed, to reimburse the Fund.

Confirmation Statements

We will send you a confirmation after each transaction, except in certain retirement accounts and where the only transaction is a dividend or capital gain reinvestment or an Automatic Investment Plan purchase. In those cases, your quarterly account statement serves as your confirmation.

Taxpayer Identification Number

If you do not provide your Social Security or other taxpayer identification number when you open your account, federal law requires the Funds to withhold 28% of all dividends, capital gain distributions, redemption and exchange proceeds otherwise payable to you if you are an individual or other non-corporate shareholder. The Funds are also required to withhold 28% of all dividends and capital gain distributions otherwise payable to such shareholders who otherwise are subject to backup withholding. We also may refuse to sell shares to anyone not furnishing such a number, or may take such other action as deemed necessary, including redeeming some or all of the shareholder’s shares. In addition, a shareholder’s account may be reduced by $50 to reimburse the Funds for the penalty imposed by the Internal Revenue Service for failure to report the shareholder’s taxpayer identification number on required reports.

Account Minimums

The Funds
require you to maintain a minimum of $1,000 per account unless you are investing under an Automatic Investment Plan. If at any time, due to redemptions or exchanges, or upon the termination of an Automatic Investment Plan, the total value of your account falls below this minimum, we may close your account and mail the proceeds to the address of record.

TRANSACTION POLICIES

93

We will decide whether to close an account based on our determination of what is best for the Funds. We will give you at least 60 days written notice informing you that your account will be closed so that you may make an additional investment to bring the account up to the required minimum balance.

We reserve the right to:

•

reject any investment or exchange

•

cancel any purchase due to nonpayment or insufficient investor information

•

modify the conditions of purchase or sale at any time

•

waive or lower investment minimums or requirements

•

limit the amount that may be purchased

•

  close or freeze an account if a shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds

•

suspend the offering of shares

94

TRANSACTION POLICIES

ABOUT YOUR INVESTMENT

FOR MORE INFORMATION ABOUT YOUR ACCOUNT

Investor Services

Investor Services
Representatives are available to assist you. For your protection, calls to Investor Services are recorded. Call 1-800-764-0442 from 8 a.m. and 5 p.m. Central time Monday through Friday.

24-Hour Account Information

•

  By Phone:  1-800-764-0442. ICON’s automated telephone service enables you to access account information and the latest Fund performance returns 24 hours a day with a touch-tone phone.

•

  ICON Funds Website:  By visiting www.iconfunds.com, you can access your accounts and view the latest Fund performance returns, daily prices, news articles and much more 24 hours a day.

FOR MORE INFORMATION ABOUT YOUR ACCOUNT

95

ABOUT YOUR INVESTMENT

ESTABLISHING ADDITIONAL SERVICES

Many convenient service options are available for accounts. You may call 1-800-764-0442 to request a form to establish the following services:

Automatic Investment Plan (AIP)

Allows you to generally make automatic purchases of at least $100 from a bank account. See How to Add to an Account Through Automatic Investment Plans above.

Electronic Funds Transfer Program

Allows you to purchase or redeem Fund shares with a phone call at any time. Purchase or redemption amounts are automatically transferred to/from your bank account.
If you select an Automatic Investment Plan (see above), you are automatically authorized to participate in the Electronic Funds Transfer program.

Systematic Withdrawal Plan

Permits you to receive a fixed
sum on a monthly, quarterly or annual basis from accounts with a value of, in general, $5,000 or more. Withdrawals may be sent electronically to your bank or to you by check.

Householding

To keep the Funds’ costs as low as possible, we deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to opt out of householding and begin to receive separate mailings, please call 1-800-764-0442 and we will begin individual delivery 30 days after your request.
If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

96

ESTABLISHING ADDITIONAL SERVICES

DIVIDENDS AND OTHER
DISTRIBUTIONS

The Sector Funds, other than the ICON Utilities Fund, intend to distribute all or a portion of net investment income and net capital gains, if any, generally on an annual basis each December. The ICON Utilities Fund generally intends to distribute all or a portion of net investment income, if any, quarterly and net capital gains, if any, generally on an annual basis.
From time to time, the Funds may make additional distributions.

You have the option to reinvest income dividends and capital gain distributions in shares of the distributing Fund or to receive either or both of these types of distributions in cash. The payment method for net short-term capital gain distributions is the same as you elect for dividends. All of your dividends and capital gain distributions with respect to the Funds will be reinvested in additional shares of the Funds unless you provide us with a written request to receive your payments in cash ($10 minimum check amount). The Funds will automatically reinvest all dividends under $10 in additional shares of the Funds. If you have elected to receive your dividends or capital gain distributions from a Fund in cash and the Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, we reserve the right to reinvest your distribution checks in your account at the then-current net asset value and to reinvest all of the account’s subsequent distributions in shares of that Fund. No interest will accrue on amounts represented by uncashed distribution checks.

DIVIDENDS AND OTHER DISTRIBUTIONS

97

TAXES

Fund dividends and capital gain distributions are taxable to most investors (unless your investment is an IRA or other tax-advantaged account). The tax status of any distribution is generally the same regardless of how long you have been a shareholder and whether you reinvest your distributions or receive them in cash.

All distributions of net investment income
from the Funds, such as dividends and interest on investments, are taxable to you as ordinary income. Pursuant to the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010, certain ordinary income distributions made to you may be from qualified dividend income and may qualify for a lower tax rate.

In addition, the Funds realize capital gains and losses when they sell securities for more or less than they paid. If a Fund’s total gains on such sales exceed its total losses thereon (including losses carried forward from prior years), the Fund has a net realized capital gain. Net realized capital gains are divided into short-term and long-term capital gains depending on how long a Fund held the security that gave rise to the gains. The Funds’ distributions of net long-term capital gains are taxable to you at the rates applicable to those gains.
The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 reduces the rate applicable to long-term capital gains through at least 2012. All distributions of net short-term capital gains are taxable to you as ordinary income and included in your dividends.

You may also realize capital gains or losses when you redeem or exchange a Fund’s shares at more or less than you originally paid. Because everyone’s tax situation is unique, we encourage you to consult your tax professional about federal, state and local tax consequences.

98

TAXES

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned or lost on an investment in a Fund’s shares, assuming the reinvestment of all dividends and distributions.

These financial highlights have been audited by PricewaterhouseCoopers LLP (PwC). PwC’s report and the Funds’ financial statements are included in the Funds’ 2011 Annual Report, which is available upon request and at www.iconfunds.com.

FINANCIAL HIGHLIGHTS

99

FINANCIAL HIGHLIGHTS

Income/(loss) from investment operations

Less dividends and

Net asset value, beginning of period

Net investment income/ (loss)(x)

Net realized and unrealized gains/(losses) on investments

Total from investment operations

Dividends from net investment income

Distributions from net realized gains

ICON Consumer Discretionary Fund

Class S

Year ended September 30, 2011

$
7.92

$
(0.02
)

$
0.89

$
0.87

$
-

$
-

Year ended September 30, 2010

6.83

(0.05
)

1.42

1.37

(0.28
)

-

Year ended September 30, 2009

7.19

0.01

(0.37
)

(0.36
)

-

-

Year ended September 30, 2008

12.79

-
(c)

(2.61
)

(2.61
)

-

(2.99
)

Year ended September 30, 2007

12.11

(0.04
)

0.72

0.68

-

-

Class C

Year ended September 30, 2011

7.92

(0.12
)

0.92

0.80

-

-

Class A

Year ended September 30, 2011

7.92

(0.06
)

0.89

0.83

-

-

ICON Consumer Staples Fund

Class S

Year ended September 30, 2011

8.08

0.10

0.52

0.62

(0.09
)

-

Year ended September 30, 2010

7.32

0.08

0.76

0.84

(0.08
)

-

Year ended September 30, 2009

7.37

0.04

(0.09
)

(0.05
)

-

-
(c)

Year ended September 30, 2008

10.62

0.03

(1.60
)

(1.57
)

(0.13
)

(1.55
)

Year ended September 30, 2007

9.21

0.10

1.33

1.43

(0.02
)

-
(c)

Class C

Year ended September 30, 2011

8.08

0.04

0.50

0.54

(0.09
)

-

Class A

Year ended September 30, 2011

8.08

0.11

0.58

0.69

(0.09
)

-

ICON Energy Fund

Class S

Year ended September 30, 2011

16.69

0.16

-

0.16

(0.21
)

-

Year ended September 30, 2010

16.92

0.21

(0.23
)

(0.02
)

(0.21
)

-

Year ended September 30, 2009

27.06

0.21

(2.41
)

(2.20
)

(0.12
)

(7.82
)

Year ended September 30, 2008

41.46

0.20

(4.82
)

(4.62
)

(0.11
)

(9.67
)

Year ended September 30, 2007

31.88

0.08

12.86

12.94

-

(3.36
)

Class C

Year ended September 30, 2011

16.69

(0.10
)

0.09

(0.01
)

(0.21
)

-

Class A

Year ended September 30, 2011

16.69

0.08

0.03

0.11

(0.21
)

-

ICON Financial Fund

Class S

Year ended September 30, 2011

5.55

0.03

(0.87
)

(0.84
)

(0.02
)

-

Year ended September 30, 2010

5.97

0.02

(0.32
)

(0.30
)

(0.12
)

-

Year ended September 30, 2009

8.55

0.09

(2.43
)

(2.34
)

(0.24
)

-

Year ended September 30, 2008

14.30

0.21

(4.29
)

(4.08
)

(0.14
)

(1.53
)

Year ended September 30, 2007

14.47

0.13

0.45

0.58

(0.15
)

(0.60
)

Class C

Year ended September 30, 2011

5.55

(0.02
)

(0.87
)

(0.89
)

(0.02
)

-

Class A

Year ended September 30, 2011

5.55

0.01

(0.86
)

(0.85
)

(0.02
)

-

100

FINANCIAL HIGHLIGHTS

distributions

Ratio of expenses to average net assets

Ratio of net investment income/(loss) to average net
assets

Total dividends and distributions

Net asset value, end of period

Total return*

Net assets, end of period (in thousands)

Before expense limitation and transfer agent earnings credit

After expense limitation and
transfer agent earnings credit

Before expense limitation and transfer agent earnings credit

After expense limitation and
transfer agent earnings credit

Portfolio turnover rate(a)

$
-

$
8.79

10.98
%

$
34,123

1.54
%

1.54
%(b)

(0.23
)%

(0.23
)%

107.57
%

(0.28
)

7.92

20.61
%

17,750

2.02
%

2.02
%

(0.62
)%

(0.62
)%

194.84
%

-

6.83

(5.01
)%

14,205

1.63
%

1.63
%

0.14
%

0.14
%

200.23
%

(2.99
)

7.19

(24.21
)%

72,242

1.38
%

1.38
%

(0.04
)%

(0.04
)%

218.32
%

-

12.79

5.62
%

94,477

1.30
%

1.30
%

(0.31
)%

(0.31
)%

144.89
%

-

8.72

10.10
%

32

13.14
%

2.75
%(b)

(11.73
)%

(1.34
)%

107.57
%

-

8.75

10.48
%

11

18.49
%

1.98
%(b)

(17.17
)%

(0.66
)%

107.57
%

(0.09
)

8.61

7.64
%

20,614

1.57
%

1.50
%(b)

1.03
%

1.10
%

109.56
%

(0.08
)

8.08

11.56
%

30,640

1.54
%

1.54
%

0.98
%

0.98
%

86.31
%

-
(c)

7.32

(0.64
)%

26,074

1.58
%

1.58
%

0.72
%

0.72
%

134.29
%

(1.68
)

7.37

(17.40
)%

42,139

1.46
%

1.46
%

0.31
%

0.31
%

132.40
%

(0.02
)

10.62

15.61
%

31,571

1.41
%

1.41
%

1.02
%

1.02
%

150.72
%

(0.09
)

8.53

6.65
%

55

7.00
%

2.50
%(b)

(4.09
)%

0.41
%

109.56
%

(0.09
)

8.68

8.52
%

24

7.60
%

1.75
%(b)

(4.60
)%

1.25
%

109.56
%

(0.21
)

16.64

0.80
%

556,393

1.20
%

1.20
%(b)

0.77
%

0.77
%

88.31
%

(0.21
)

16.69

(0.17
)%

510,181

1.24
%

1.24
%

1.26
%

1.26
%

169.86
%

(7.94
)

16.92

(1.73
)%

560,555

1.24
%

1.24
%

1.39
%

1.39
%

186.47
%

(9.78
)

27.06

(14.62
)%

492,637

1.16
%

1.16
%

0.59
%

0.59
%

119.87
%

(3.36
)

41.46

43.64
%

816,075

1.17
%(d)

1.17
%(d)

0.24
%(d)

0.24
%(d)

54.75
%

(0.21
)

16.47

(0.23
)%

4,718

2.47
%

2.47
%(b)

(0.47
)%

(0.47
)%

88.31
%

(0.21
)

16.59

0.49
%

6,005

1.70
%

1.70
%(b)

0.38
%

0.38
%

88.31
%

(0.02
)

4.69

(15.18
)%

32,432

1.40
%

1.40
%(b)

0.44
%

0.44
%

100.23
%

(0.12
)

5.55

(5.11
)%

58,750

1.43
%

1.43
%

0.36
%

0.36
%

143.36
%

(0.24
)

5.97

(26.80
)%

82,067

1.42
%

1.42
%

1.70
%

1.70
%

194.00
%

(1.67
)

8.55

(31.93
)%

128,175

1.22
%

1.22
%

1.94
%

1.94
%

220.83
%

(0.75
)

14.30

3.84
%

200,089

1.21
%

1.21
%

0.86
%

0.86
%

93.04
%

(0.02
)

4.64

(16.08
)%

9

35.28
%

2.50
%(b)

(33.22
)%

(0.44
)%

100.23
%

(0.02
)

4.68

(15.36
)%

24

7.37
%

1.75
%(b)

(5.50
)%

0.12
%

100.23
%

FINANCIAL HIGHLIGHTS

101

FINANCIAL HIGHLIGHTS
(CONTINUED)

Income/(loss) from investment operations

Less dividends and

Net asset value, beginning of period

Net investment income/ (loss)(x)

Net realized and unrealized gains/(losses) on investments

Total from investment operations

Dividends from net investment income

Distributions from net realized gains

ICON Healthcare Fund

Class S

Year ended September 30, 2011

$
12.78

$
0.12

$
0.73

$
0.85

$
(0.07
)

$
-

Year ended September 30, 2010

12.29

0.04

0.63

0.67

(0.18
)

-

Year ended September 30, 2009

13.49

0.08

(1.28
)

(1.20
)

-

-

Year ended September 30, 2008

17.68

(0.02
)

(2.65
)

(2.67
)

-

(1.52
)

Year ended September 30, 2007

17.95

-
(c)

1.19

1.19

-

(1.46
)

Class C

Year ended September 30, 2011

12.78

(0.01
)

0.73

0.72

(0.07
)

-

Class A

Year ended September 30, 2011

12.78

0.12

0.70

0.82

(0.07
)

-

ICON Industrials Fund

Class S

Year ended September 30, 2011

7.47

0.07

(0.67
)

(0.60
)

(0.07
)

-

Year ended September 30, 2010

6.38

0.05

1.17

1.22

(0.13
)

-

Year ended September 30, 2009

8.16

0.08

(1.82
)

(1.74
)

(0.04
)

-

Year ended September 30, 2008

10.77

0.05

(2.32
)

(2.27
)

(0.01
)

(0.33
)

Year ended September 30, 2007

13.22

0.02

2.63

2.65

-
(c)

(5.10
)

Class C

Year ended September 30, 2011

7.47

(0.02
)

(0.66
)

(0.68
)

(0.07
)

-

Class A

Year ended September 30, 2011

7.47

0.05

(0.69
)

(0.64
)

(0.07
)

-

ICON Information Technology Fund

Class S

Year ended September 30, 2011

8.05

(0.04
)

0.21

0.17

-

-

Year ended September 30, 2010

7.79

(0.05
)

0.35

0.30

(0.04
)

-

Year ended September 30, 2009

7.86

(0.01
)

(0.06
)

(0.07
)

-

-

Year ended September 30, 2008

11.02

(0.04
)

(3.12
)

(3.16
)

-

-

Year ended September 30, 2007

8.72

(0.05
)

2.35

2.30

-

-

Class C

Year ended September 30, 2011

8.05

(0.13
)

0.21

0.08

-

-

Class A

Year ended September 30, 2011

8.05

(0.05
)

0.20

0.15

-

-

ICON Materials Fund

Class S

Year ended September 30, 2011

10.06

0.08

(1.08
)

(1.00
)

(0.06
)

-

Year ended September 30, 2010

8.93

0.05

1.18

1.23

(0.10
)

-

Year ended September 30, 2009

9.81

0.11

(0.91
)

(0.80
)

(0.08
)

-

Year ended September 30, 2008

15.39

0.08

(3.23
)

(3.15
)

(0.06
)

(2.37
)

Year ended September 30, 2007

11.67

0.08

5.10

5.18

(0.15
)

(1.31
)

Class C

Year ended September 30, 2011

10.06

(0.03
)

(1.05
)

(1.08
)

(0.06
)

-

Class A

Year ended September 30, 2011

10.06

0.05

(1.08
)

(1.03
)

(0.06
)

-

102

FINANCIAL HIGHLIGHTS

distributions

Ratio of expenses to average net assets

Ratio of net investment income/(loss) to average net
assets

Total dividends and distributions

Net asset value, end of period

Total return*

Net assets, end of period (in thousands)

Before expense limitation and
transfer agent earnings credit

After expense limitation and transfer agent earnings credit

Before expense limitation and transfer agent earnings credit

After expense limitation and transfer agent earnings credit

Portfolio turnover rate(a)

$
(0.07
)

$
13.56

6.66
%

$
75,116

1.36
%

1.36
%(b)

0.85
%

0.85
%

83.63
%

(0.18
)

12.78

5.39
%

72,554

1.36
%

1.36
%

0.31
%

0.31
%

102.42
%

-

12.29

(8.90
)%

110,605

1.37
%

1.37
%

0.74
%

0.74
%

105.75
%

(1.52
)

13.49

(16.43
)%

160,083

1.25
%

1.25
%

(0.12
)%

(0.12
)%

61.44
%

(1.46
)

17.68

7.17
%

473,287

1.20
%(d)

1.20
%(d)

0.01
%(d)

0.01
%(d)

24.56
%

(0.07
)

13.43

5.64
%

22

31.38
%

2.50
%(b)

(28.98
)%

(0.10
)%

83.63
%

(0.07
)

13.53

6.42
%

126

7.15
%

1.75
%(b)

(4.58
)%

0.82
%

83.63
%

(0.07
)

6.80

(8.21
)%

50,653

1.36
%

1.36
%(b)

0.80
%

0.80
%

55.87
%

(0.13
)

7.47

19.40
%

71,607

1.40
%

1.40
%

0.73
%

0.73
%

54.34
%

(0.04
)

6.38

(21.25
)%

70,535

1.37
%

1.37
%

1.39
%

1.39
%

96.24
%

(0.34
)

8.16

(21.72
)%

125,286

1.25
%

1.25
%

0.55
%

0.55
%

143.40
%

(5.10
)

10.77

28.73
%

155,739

1.27
%(d)

1.27
%(d)

0.16
%(d)

0.16
%(d)

125.44
%

(0.07
)

6.72

(9.29
)%

15

13.56
%

2.50
%(b)

(11.29
)%

(0.23
)%

55.87
%

(0.07
)

6.76

(8.75
)%

122

3.46
%

1.75
%(b)

(1.12
)%

0.59
%

55.87
%

-

8.22

2.11
%

61,081

1.34
%

1.34
%(b)

(0.40
)%

(0.40
)%

44.84
%

(0.04
)

8.05

3.91
%

77,269

1.37
%

1.37
%

(0.58
)%

(0.58
)%

68.32
%

-

7.79

(0.89
)%

119,250

1.38
%

1.38
%

(0.09
)%

(0.09
)%

89.87
%

-

7.86

(28.68
)%

178,450

1.24
%

1.24
%

(0.41
)%

(0.41
)%

171.22
%

-

11.02

26.38
%

266,965

1.23
%

1.23
%

(0.49
)%

(0.49
)%

78.66
%

-

8.13

0.99
%

1

115.00
%

2.51
%(b)

(113.96
)%

(1.47
)%

44.84
%

-

8.20

1.86
%

1

215.56
%

1.75
%(b)

(214.36
)%

(0.55
)%

44.84
%

(0.06
)

9.00

(10.07
)%

59,068

1.33
%

1.33
%(b)

0.73
%

0.73
%

62.97
%

(0.10
)

10.06

13.92
%

87,856

1.38
%

1.38
%

0.54
%

0.54
%

70.80
%

(0.08
)

8.93

(7.87
)%

95,028

1.40
%

1.40
%

1.50
%

1.50
%

134.88
%

(2.43
)

9.81

(23.79
)%

118,522

1.26
%

1.26
%

0.60
%

0.60
%

111.26
%

(1.46
)

15.39

48.63
%

131,321

1.33
%

1.33
%

0.59
%

0.59
%

109.10
%

(0.06
)

8.92

(10.87
)%

120

4.11
%

2.50
%(b)

(1.91
)%

(0.30
)%

62.97
%

(0.06
)

8.97

(10.37
)%

487

2.26
%

1.74
%(b)

(0.07
)%

0.45
%

62.97
%

FINANCIAL HIGHLIGHTS

103

FINANCIAL HIGHLIGHTS
(CONTINUED)

Income/(loss) from investment operations

Less dividends and

Net asset value, beginning of period

Net investment income/ (loss)(x)

Net realized and unrealized gains/(losses) on investments

Total from investment operations

Dividends from net investment income

Distributions from net realized gains

ICON Utilities Fund (formerly, ICON Telecommunication & Utilities Fund)

Class S

Year ended September 30, 2011

$
6.15

$
0.24

$
0.31

$
0.55

$
(0.41
)

$
-

Year ended September 30, 2010

5.66

0.19

0.44

0.63

(0.14
)

-

Year ended September 30, 2009

6.34

0.14

(0.44
)

(0.30
)

(0.38
)

-

Year ended September 30, 2008

9.20

0.14

(2.03
)

(1.89
)

(0.06
)

(0.91
)

Year ended September 30, 2007

7.66

0.10

2.18

2.28

(0.11
)

(0.63
)

Class C

Year ended September 30, 2011

6.15

0.25

0.22

0.47

(0.41
)

-

Class A

Year ended September 30, 2011

6.15

0.34

0.17

0.51

(0.42
)

-

(x)
Calculated using the average shares method.

*
The total return calculation is for the period indicated and excludes any sales charges.

(a)
Portfolio turnover is calculated at the Fund level.

(b)
Effective January 1, 2011, the Fund’s operating expenses, not including interest expense, are contractually limited. The ratios in these financial highlights reflect the limitation, including interest expense.

(c)
Amount less than $0.005.

(d)
Ratios include transfer agent earnings credits received. These earnings credits reduced the net expense ratio and increased the net income ratio by 0.01%.

104

FINANCIAL HIGHLIGHTS

distributions

Ratio of expenses to average net assets

Ratio of net investment income/(loss) to average net
assets

Total dividends and distributions

Net asset value, end of period

Total return*

Net assets, end of period (in thousands)

Before expense limitation and
transfer agent earnings credit

After expense limitation and transfer agent earnings credit

Before expense limitation and transfer agent earnings credit

After expense limitation and transfer agent earnings credit

Portfolio turnover rate(a)

$
(0.41
)

$
6.29

9.16
%

$
21,313

1.61
%

1.51
%(b)

3.75
%

3.85
%

114.73
%

(0.14
)

6.15

11.16
%

32,036

1.67
%

1.67
%

3.28
%

3.28
%

84.45
%

(0.38
)

5.66

(4.39
)%

22,547

1.70
%

1.70
%

2.70
%

2.70
%

90.27
%

(0.97
)

6.34

(23.01
)%

30,335

1.35
%

1.35
%

1.74
%

1.74
%

102.65
%

(0.74
)

9.20

31.60
%

109,509

1.33
%

1.33
%

1.20
%

1.20
%

154.99
%

(0.41
)

6.21

7.77
%

24

122.08
%

2.50
%(b)

(115.58
)%

4.00
%

114.73
%

(0.42
)

6.24

8.56
%

449

185.34
%

1.75
%(b)

(178.27
)%

5.32
%

114.73
%

FINANCIAL HIGHLIGHTS

105

ICON FUNDS PRIVACY INFORMATION

FACTS

WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number and account
balances

■ income and transaction history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we
can share your personal information

Does ICON share?

Can you limit this sharing?

  For our everyday business
purposes —   such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus

Yes

No

  For our marketing purposes —
to offer our products and services to you

No

We don’t share

For joint marketing with other financial companies

No

We don’t share

  For our affiliates’ everyday business
purposes — information about your transactions and experiences

No

We don’t share

  For our affiliates’ everyday business
purposes — information about your creditworthiness

No

We don’t share

For non affiliates to market to you

No

We don’t share

Questions?

Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors,
Inc.

106

FUNDS PRIVACY INFORMATION

Page
2

Who we
are

Who is providing this notice?

ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively
“ICON”)

What we
do

How does ICON protect my personal information?

To protect your personal information from unauthorized
access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?

We collect your personal information, for example, when
you

■ open an account or enter into an investment advisory contract

■ provide account information or give us your contact information

■ make a wire transfer

We also collect
your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit
only

■ sharing for affiliates’ everyday business purposes — information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates

Companies related by common ownership or control. They
can be financial and nonfinancial companies.

■ Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.

Nonaffiliates

Companies not related by common ownership or control.
They can be financial and nonfinancial companies.

■ Nonaffiliates we share with can
include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers

Joint marketing

  A formal agreement between nonaffiliated financial
companies that together market financial products or services to you.       ■ ICON doesn’t jointly
market

FUNDS PRIVACY INFORMATION

107

FOR FURTHER INFORMATION

More information about the Funds is available to you free of charge. The Funds’ Statement of Additional Information (SAI) containing more detailed information about the Funds and their policies has been filed with the Securities and Exchange Commission and is incorporated by reference as part of this Prospectus. The Funds’ Annual and Semiannual Reports contain the Funds’ financial statements, portfolio holdings and historical performance. You will also find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance. You can request copies of the SAI, Annual and Semiannual
Reports or obtain other information in the following ways:

By Telephone:

Call 1-800-764-0442

By Mail:

ICON Funds; P.O. Box 55452 Boston, MA 02205-8165

In Person:

  ICON Funds; 5299 DTC Blvd, Suite 1200
Greenwood Village, CO 80111

By E-mail:

info@iconadvisers.com

On the Internet:

ICON Funds website: www.iconfunds.com

EDGAR database on the SEC site: www.sec.gov

By E-mail or in Person from the Securities and Exchange Commission (you will pay a copying fee):

  E-mail the Securities and Exchange Commission at
publicinfo@sec.gov

  SEC’s Public Reference Section;
Washington, D.C. 20549-0102

Visit or Write:

Call 1-202-551-8090 for information about the operation of the Public Reference Room

1-800-764-0442    •    WWW.ICONFUNDS.COM

ICON Funds’ SEC File No. 811-7883